Registration No. 333-116220


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. __4__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        __X__  on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM/
                                 the "Contract"

 Issued by Principal Life Insurance Company (the "Company"). This prospectus is dated April 29, 2005.


This prospectus provides information about the Contract and the Principal Life Insurance Company Separate Account B ("Separate Account") that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated April 29, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:
Principal Investment Plus Variable Annuity/sm/, Principal Financial Group, P. O. Box 9382, Des Moines, Iowa 50306-9382, Telephone:1-800-852-4450


An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Separate Account, dollar cost averaging fixed accounts ("DCA Plus Accounts") and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions ("divisions") are invested in the following underlying mutual funds:

                               Neuberger Berman
 AIM V.I. Basic Value Fund -   Advisers Management      Principal Variable
 Series I Shares               Trust                    Contracts Fund
 AIM V.I. Small Cap Equity      Fasciano Portfolio-S    Limited Term Bond
 Fund - Series I Shares         Class                   Account
 AllianceBernstein Variable     High Income Bond        MidCap Account
 Products Series Fund, Inc.     Portfolio-S Class
 AllianceBernstein Small Cap    Partners Portfolio-I    MidCap Growth Account
 Growth Portfolio               Class
 American Century Variable      Socially Responsive     MidCap Value Account
 Portfolios II, Inc.            Portfolio-I Class
 Inflation Protection Fund -   Principal Variable       Money Market Account
 Class II                      Contracts Fund
 American Century Variable      Asset Allocation        Principal LifeTime
 Portfolios, Inc.               Account                Strategic Income Account
 Ultra Fund - Class II          Bond Account            Principal LifeTime 2010
                                                        Account
 Vista Fund - Class I           Capital Value Account   Principal LifeTime 2020
                                                        Account
 Dreyfus Investment             Diversified             Principal LifeTime 2030
 Portfolios                     International Account   Account
 Technology Growth              Equity Growth Account   Principal LifeTime 2040
 Portfolio-Service Shares                               Account
 Fidelity Variable Insurance    Equity Income Account   Principal LifeTime 2050
 Products                                               Account
 Contrafund Portfolio -         Equity Value Account    Real Estate Securities
 Service Class 2                                        Account
 Equity-Income Portfolio -      Government Securities   SmallCap Growth Account
 Service Class 2                Account
 Growth Portfolio - Service     Growth Account          SmallCap Value Account
 Class 2
 Mid Cap Portfolio - Service    International
 Class 2                        Emerging Markets        T. Rowe Price Blue Chip
                                Account                 Growth Portfolio - II
 Overseas Portfolio - Service   International           T. Rowe Price Health
 Class 2                        SmallCap Account        Sciences Portfolio - II
 Goldman Sachs Variable         LargeCap Blend
 Insurance Trust                Account
 CORE/sm/ Small Cap Equity      LargeCap Stock Index
 Fund                           Account
 Mid Cap Value Fund             LargeCap Value
                                Account



The Contract is available with or without the premium payment credit rider. The amount of the credit may be more than offset by the charges associated with it (increased surrender charge and surrender charge period and annual expenses). Expenses for a Contract with the rider are higher than expenses for a Contract without the rider. You should review your own circumstances to determine whether the rider is suitable for you. To assist you in making that determination, we have highlighted in gray boxes those portions of this prospectus pertaining to the rider.


Please note that we recapture the premium payment credit if you request commencement of annuity benefits prior to the third contract anniversary. The credit is recovered from your investment options. Potentially, the amount we would recover could be more than the then current value of the credit if the investment options have experienced negative investment performance and you would be worse off than if you had not purchased the credit option.




These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.


The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

                               TABLE OF CONTENTS


GLOSSARY................................................................

SUMMARY OF EXPENSE INFORMATION..........................................

SUMMARY.................................................................

 Investment Limitations.................................................

 Transfers..............................................................

 Surrenders.............................................................

 Charges and Deductions.................................................

 Annuity Benefit Payments...............................................

 Death Benefit..........................................................

 Examination Offer Period (Free-Look)...................................

THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY..........................

THE COMPANY.............................................................

THE SEPARATE ACCOUNT....................................................

THE UNDERLYING MUTUAL FUNDS.............................................

THE CONTRACT............................................................

 To Buy a Contract......................................................

 Premium Payments.......................................................

 Right to Examine the Contract (Free-Look)..............................

 Replacement Contracts..................................................

 Premium Payment Credit Rider...........................................

 The Accumulation Period................................................

 Automatic Portfolio Rebalancing (APR)..................................

 Telephone and Internet Services........................................

 Surrenders.............................................................

 Investment Protector Plus Rider........................................

 Death Benefit..........................................................

 Enhanced Death Benefit Rider...........................................

 The Annuity Benefit Payment Period.....................................

CHARGES AND DEDUCTIONS..................................................

 Annual Fee.............................................................

 Mortality and Expense Risks Charge.....................................

 Charges for Optional Riders ............................................

 Transaction Fee........................................................

 Transfer Fee...........................................................

 Premium Taxes..........................................................

 Surrender Charge.......................................................

 Free Surrender Privilege...............................................

 Administration Charge..................................................

 Special Provisions for Group or Sponsored Arrangements.................

FIXED ACCOUNT AND DCA PLUS ACCOUNTS.....................................

 Fixed Account..........................................................

 Fixed Account Accumulated Value........................................

 Fixed Account Transfers, Total and Partial Surrenders..................

 Dollar Cost Averaging Plus Program (DCA Plus Program)..................

GENERAL PROVISIONS......................................................

 The Contract...........................................................

 Delay of Payments......................................................

 Misstatement of Age or Gender..........................................

 Assignment.............................................................

 Change of Owner or Annuitant ...........................................

 Beneficiary............................................................

 Contract Termination...................................................

 Reinstatement..........................................................

 Reports................................................................

 Important Information about Customer Idenfication Procedures ...........

RIGHTS RESERVED BY THE COMPANY..........................................

 Frequent Trading and Market Timing (Abusive Trading Practices) .........

DISTRIBUTION OF THE CONTRACT............................................

PERFORMANCE CALCULATION.................................................

VOTING RIGHTS...........................................................

FEDERAL TAX MATTERS.....................................................

 Non-Qualified Contracts................................................

 Required Distributions for Non-Qualified Contracts.....................

 IRA, SEP and SIMPLE-IRA................................................

 Rollover IRAs..........................................................

 Withholding............................................................

MUTUAL FUND DIVERSIFICATION.............................................

STATE REGULATION........................................................

GENERAL INFORMATION.....................................................

FINANCIAL STATEMENTS....................................................

TABLE OF SEPARATE ACCOUNT DIVISIONS.....................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............

APPENDIX A- Investment Protector Plus Rider Examples ....................

GLOSSARY


ACCUMULATED VALUE - an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account division accumulated value.


ANNIVERSARY - the same date and month of each year following the contract date.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.


ANNUITIZATION DATE - the date the owner's accumulated value is applied, under an annuity benefit payment option, to make income payments.


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary. (e.g. If the contract date is June 5, 2005, the first contract year ends on June 4, 2006, and the first contract anniversary falls on June 5, 2006.)


DATA PAGE - that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCOUNT - an account which earns guaranteed interest for a specific amount of time.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCUMULATED VALUE - the amount of your accumulated value which is in the DCA Plus Account(s).


DOLLAR COST AVERAGING PLUS (DCA PLUS) PROGRAM - a program through which premium payments are transferred from a DCA Plus Account to the investment options over a specified period of time.


FIXED ACCOUNT - an account which earns guaranteed interest.


FIXED ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value which is in the Fixed Account.


INVESTMENT OPTIONS - the DCA Plus Accounts, Fixed Account and Separate Account divisions.


JOINT ANNUITANT - an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.


NON-QUALIFIED CONTRACT - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


NOTICE - any form of communication received by us, at the annuity service office, either in writing or in another form approved by us in advance.


Your notices may be mailed to us at:
   Principal Life Insurance Company
   P O Box 9382
   Des Moines, Iowa 50306-9382

OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PREMIUM PAYMENTS - the gross amount contributed to the Contract.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.


SEPARATE ACCOUNT DIVISION (DIVISION(S)) - a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as "sub-accounts.")


SEPARATE ACCOUNT DIVISION ACCUMULATED VALUE - the amount of your accumulated value in all divisions.


SURRENDER CHARGE - the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.


SURRENDER VALUE - accumulated value less any applicable surrender charge, rider fee, annual fee, transaction fee and any premium or other taxes.


TRANSFER - moving all or a portion of your accumulated value to or among one investment option or another. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T., on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


YOU, YOUR - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.The expenses in the shaded box reflect the expenses associated with the premium payment credit rider. These expenses are higher than the expenses for the Contract without the premium payment credit rider.

                     CONTRACT OWNER TRANSACTION EXPENSES
 ------------------------------------------------------------------------------
 Sales charge imposed on premium payments (as a   .none
 percentage of premium payments)
 ------------------------------------------------------------------------------
 Maximum surrender charge (as a percentage of     .6%
 amount surrendered)/(1)/
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge for Contracts
 with the premium payment credit rider (as a      .8%
 percentage of amount surrendered)/(2)/
 ------------------------------------------------------------------------------
 Transaction Fees                                 .$25 for each unscheduled
 . guaranteed maximum                               partial surrender after the
                                                    first in a contract year
                                                  .zero
 .current
 ------------------------------------------------------------------------------
 Transfer Fee/(3)/                                .$30 for each unscheduled
 . guaranteed maximum                               transfer after the first in
                                                    a contract year
 .current                                         .zero
 ------------------------------------------------------------------------------
 State Premium Taxes (vary by state)              . 3.5% of premiums paid
 . guaranteed maximum                             .zero
 .current
 ------------------------------------------------------------------------------




/ //(1)/ Surrender charge without the premium payment credit rider (as a percentage of amounts surrendered):


                    TABLE OF SURRENDER CHARGES WITHOUT THE PREMIUM PAYMENT CREDIT RIDER
                    --------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT         PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                       THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                      6%
                                    1                                   6%
                                    2                                   6%
                                    3                                   5%
                                    4                                   4%
                                    5                                   3%
                                    6                                   2%
                               7 and later                              0%



///(2)/
 SURRENDER CHARGE WITH THE PREMIUM PAYMENT CREDIT RIDER (AS A PERCENTAGE OF AMOUNTS SURRENDERED):




                     TABLE OF SURRENDER CHARGES WITH THE PREMIUM PAYMENT CREDIT RIDER
                    -------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                     8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%

/ //(3)/ Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.

The next table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.


                               PERIODIC EXPENSES
  -----------------------------------------------------------------------------
   Annual Fee (waived for Contracts       the lesser of $30
   with accumulated value of $30,000    or 2% of the accumulated value
   or more)
  -----------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average
   separate account accumulated value)
   . guaranteed maximum
    Mortality and Expense Risks Charge    1.25%
    Administration Charge                 0.15%
    Total Separate Account Annual         -----
   Expense                                1.40%

   .current                               1.25%
    Mortality and Expense Risks Charge    0.00%
    Administration Charge                 -----
    Total Separate Account Annual         1.25%
  Expense
  -----------------------------------------------------------------------------
    Optional Riders
  -----------------------------------------------------------------------------
    . Enhanced Death Benefit rider
     . guaranteed maximum                 .0.08% of average quarterly
     .current                             accumulated value
                                          .0.06% of average quarterly
                                          accumulated value
  -----------------------------------------------------------------------------

    . Investment Protector Plus rider     .0.21% of the average quarterly
     . guaranteed maximum                  Investment Back remaining withdrawal
                                           benefit base*
     .current                             .0.15% of the average quarterly
                                           Investment Back remaining withdrawal
                                           benefit base*
  -----------------------------------------------------------------------------

                                          .an annual charge of 0.60
                                           % of accumulated value in the
    . Premium Payment Credit rider         divisions deducted daily plus a
     . guaranteed maximum                  reduction of up to 0.60% of the
                                           Fixed Account interest rate
                                          . an annual charge of  0.60
     .current                              % of accumulated value in the
                                           divisions deducted daily (with no
                                           reduction of the Fixed Account
                                           interest rate)
  -----------------------------------------------------------------------------



  * The Investment Back remaining withdrawal benefit base is the total amount that is available for future withdrawal benefit payments (see THE CONTRACT - Surrenders - Investment Protector Plus Rider).
                 ---------------------------------

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
..

     MINIMUM AND MAXIMUM ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
                           AS OF DECEMBER 31, 2004
 ------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from
 underlying mutual fund assets, including                        10.09
 management fees, distribution and/or service         0.37%      %
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------


Annual expenses of the underlying mutual funds (as a percentage of average net assets) as of December 31, 2004:

                               ANNUAL UNDERLYING MUTUAL FUND EXPENSES
                                                                                     TOTAL                     CONTRACTUAL
                                         MANAGEMENT    12B-1     OTHER               GROSS                         NET
        UNDERLYING MUTUAL FUNDS             FEES     FEES/(1)/  EXPENSES       EXPENSES/(//2//)/                 EXPENSES
        -----------------------          ----------  ---------  --------  ---------------------------  ----------------------------
 AIM V.I. Basic Value Fund - Series I      0.72%       N/A%       0.30%           1.02%                        0.97%/(//3//)(//4//)/
 AIM V.I. SmallCap Equity Fund - Series
 I                                         0.85         N/A       1.15            2.00                         1.30/(//3//)//(//5//)
 AllianceBernstein Small Cap Growth
 Portfolio                                 0.75         N/A       0.39           1.14/(//6//)/
 American Century VP II Inflation
 Protection Fund - Class II                0.49        0.25       0.00           0.74/(//7//)/
 American Century VP Ultra - Class II      0.90        0.25       0.00           1.15/(//7//)/
 American Century VP Vista Fund - Class
 I                                         1.00         N/A       0.00           1.00/(//7//)/
 Dreyfus IP Technology Growth - Service
 Shares                                    0.75        0.25       0.10            1.10
 Fidelity VIP Contrafund - Service
 Class 2                                   0.57        0.25       0.11           0.93/(//8//)/
 Fidelity VIP Equity-Income - Service
 Class 2                                   0.47        0.25       0.11           0.83/(//8//)/
 Fidelity VIP Growth - Service Class 2     0.58        0.25       0.10           0.93/(//8//)/
 Fidelity VIP Mid Cap - Service Class 2    0.57        0.25       0.14           0.96/(//8//)/                    /
 Fidelity VIP Overseas - Service Class
 2                                         0.72        0.25       0.19           1.16/(//8//)/
 Goldman Sachs VIT CORE Small Cap
 Equity                                    0.75         N/A       0.15           0.90/(//9//)/                    /
 Goldman Sachs VIT Mid Cap Value           0.80         N/A       0.08           0.88/(//10//)/
 Neuberger Berman AMT Fasciano
 Portfolio - S Class                       1.15        0.25       1.17            2.57                         1.41/(//1//1//)/
 Neuberger Berman AMT High Income Bond
 Portfolio - S Class                       0.78        0.25       3.63            4.66                         1.10/(//1//1//)/
 Neuberger Berman AMT Partners
 Portfolio - I Class                       0.83         N/A       0.08            0.91                         0.91/(//1//1//)/
 Neuberger Berman AMT Socially
 Responsive Portfolio - I Class            0.85         N/A       0.89            1.74                         1.31/(//1//1//)(//1//
 Principal VCF Asset Allocation            0.80         N/A       0.04            0.84
 Principal VCF Bond                        0.46         N/A       0.01            0.47
 Principal VCF Capital Value               0.60         N/A       0.00           0.60/(1//3//)/
 Principal VCF Diversified
 International                             0.85         N/A       0.12           0.97/(1//3//)/
 Principal VCF Equity Growth               0.76         N/A       0.01           0.77/(1//3//)/                   /
 Principal VCF Equity Income               0.60         N/A       0.02            0.62
 Principal VCF Equity Value                0.85         N/A       0.45           1.30/(//1//4//)//(15)/
 Principal VCF Government Securities       0.44         N/A       0.00            0.44
 Principal VCF Growth                      0.60         N/A       0.00           0.60/(1//3//)/                   /
 Principal VCF International Emerging
 Markets                                   1.25         N/A       0.30           1.55/(1//6//)/                   /
 Principal VCF International SmallCap      1.20         N/A       0.11           1.31/(1//3//)/
 Principal VCF LargeCap Blend              0.75         N/A       0.03           0.78/(1//3//)/                   /
 Principal VCF LargeCap Stock Index        0.35         N/A       0.02           0.37/(14)//(1//7//)/             /
 Principal VCF LargeCap Value              0.75         N/A       0.01           0.76/(1//8//)/                   /
 Principal VCF Limited Term Bond           0.50         N/A       0.03           0.53/(1//8//)/
 Principal VCF MidCap                      0.58         N/A       0.01           0.59/(1//3//)/
 Principal VCF MidCap Growth               0.90         N/A       0.02           0.92/(1//9//)/
 Principal VCF MidCap Value                1.05         N/A       0.03           1.08/(1//3//)/                   /
 Principal VCF Money Market                0.48         N/A       0.01            0.49
 Principal VCF Principal LifeTime 2010     0.12         N/A      9..90           10.02/(//1//4//)//(1//5//)/
 Principal VCF Principal LifeTime 2020     0.12         N/A       8.60           8.72/(14)(1//5//)/
 Principal VCF Principal LifeTime 2030     0.12         N/A       2.02           2.14/(14)(1//5//)/
 Principal VCF Principal LifeTime 2040     0.12         N/A       1.35           1.47/(14)(1//5//)/
 Principal VCF Principal LifeTime 2050     0.12         N/A       1.37           1.49/(14)(1//5//)/
 Principal VCF Principal LifeTime
 Strategic Income                          0.12         N/A       9.97           10.09/(14)(1//5//)/
 Principal VCF Real Estate Securities      0.90         N/A       0.00           0.90/(1//3//)/
 Principal VCF SmallCap Growth             1.00         N/A       0.01           1.01/(1//9//)/                   /
 Principal VCF SmallCap Value              1.10         N/A       0.03           1.13/(1//9//)/
 T. Rowe Price Blue Chip Growth
 Portfolio - II                            0.85        0.25       0.00            1.10
 T. Rowe Price Health Sciences
 Portfolio - II                            0.95        0.25       0.00            1.20

 /(1)/ Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
/ //(//2//)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(//3//)/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; (vi) expenses related to a merger or reorganization, a approved by the fund's board of trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through April 30, 2006.
/ //(//4//)/ Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. Without the expense limit, the total annual expenses through December 31, 2004 was 1.02%.
/ //(//5//)/ Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. Without the expense limit, the total annual expenses through December 31, 2004 was 2.00%.
/ //(//6//)/ Total portfolio operating expenses do not reflect Alliance's voluntary waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years but could be terminated at any time. The advisory fees after waiver for the Portfolio and, after giving effect to the advisory fee waiver, total portfolio operating expenses would be 0.75% and 1.11% respectively.
/ //(//7//)/ Based on expenses incurred by the fund, as stated in the most recent shareholder report. The fund has a stepped fee schedule, As a result, the fund's management fee rate generally decreases as fund assets increase.
/ //(//8//)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been VIP Contrafund 0.91%; VIP Equity-Income 0.82%; VIP Growth 0.90%; VIP Mid Cap 0.93%; and VIP Overseas 1.12%. These offsets may be discontinued at any time.
/ //(//9//) /"Other Expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the fund plus all other ordinary expenses not detailed above. The Investment Adviser has contractually agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) and "Total Fund Operating Expenses" to the extent that such expenses exceed, on an annual basis, 0.11% and 0.90%, respectively, of the Fund's average daily net assets. The Investment Adviser has contractually agreed to maintain these expense limitations through June 30, 2005. After this date, the Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval. Without the expense limit, the total annual expenses through December 31, 2004 was 0.97%.
/ //(//10//) /"Other Expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) equal on an annual basis, to 0.25% of the average daily net assets of the Fund. The Investment Adviser may cease or modify the expense limitation, at its discretion, at anytime. If this occurs, "Other Expenses" and "Total Fund Opertaing Expenses" may increase without shareholder approval.
/ //(//1//1//) /Neuberger Berman Management Inc. ("NBMI") has undertaken through
 December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Partners Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed, in the aggregate, 1.00% of the Partners Portfolio's average daily net asset value;

 1.10% of the average daily net asset value of the High Income Bond Portfolio; 1.40% of the average daily net asset value of the Fasciano Portfolio; 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Without the expense limit, the total annual expenses through December 31, 2004 was 4.66% for the High Income Bond Portfolio; 0.91% for the Partners Portfolio; 2.57% for the Fasciano Portfolio and 1.74% for the Socially Responsive Portfolio.
/ //(//1//2//) /NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.
/ //(1//3//)// /Expense ratio shown without the effect of fees paid indirectly through a commission recapture agreement or a custodial agreement. If such fees were included, the expense ratio shown would be lower.
/ //(1//4//)/ Expense ratio shown without the effect of the Manager's voluntary expense limit.
/ //(1//5//)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2006 so that they will not exceed 1.10% for the Equity Value Account; 0.16% for Principal LifeTime 2010 Account; 0.13% for Principal LifeTime 2020 Account; 0.16% for Principal LifeTime 2030 Account; 0.13% for Principal LifeTime 2040 Account; 0.12% for Principal LifeTime 2050 Account and 0.14% for Principal LifeTime Strategic Income Account. These agreements may be discontinued by Principal Management Corporation at any time. Each Principal LifeTime Account, as shareholders of underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of December 31, 2004, the operating expenses of the underlying funds ranged from 0.39% to 1.55%.
/ //(16) /Expense ratio without the effect of fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which increased May 1, 2002, and May 1, 2003, and ceased on May 1, 2004). If such fees were included, the expense ratio shown would be lower.
/ //(17) /Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2005. With the expense limit, the total annual expenses through April 30, 2005 was 0.40%. This expense limitation has terminated.
/ //(1//8//) /Expense ratio without the effect of fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which ceased on May 1, 2004). If such fees were included, the expense ratio shown would be lower.
/ //(1//9//) /Expense ratio without the effect of fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which ceased on January 1, 2001). If such fees were included, the expense ratio shown would be lower.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses. The shaded areas show charges that apply to Contracts with the premium payment credit rider. The unshaded areas show charges that apply to Contracts without the premium payment credit rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

Example 1 reflects the maximum charges imposed if you were to purchase the Contract without any riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2004). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;
.. a 5% return each year; and
.. a $30 annual contract fee (expressed as a percentage of the average accumulated value)
.. 0.15% Administration Charge (fees collected may be less than shown in this table as this charge is not currently imposed)
.. the Contract has been purchased without optional riders; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.
This Example shows the maximum guaranteed fees of the Contract.


EXAMPLE 1 . Contract without riders.

                             IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT             IF YOU ANNUITIZE YOUR CONTRACT
                              AT THE END OF THE APPLICABLE               SURRENDER                AT THE END OF THE APPLICABLE
                                      TIME PERIOD                      YOUR CONTRACT                      TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                           1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.   3 YRS.   5 YRS.    10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund Operating     1,617    3,571    5,160    8,447    1,115  3,138   4,912    8,477   1,115    3,138    4,912     8,477
 Expenses (10.09%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund Operating       722    1,102    1,267    1,889      162    502     867    1,889     162      502      867     1,889
 Expenses (0.37%)
-----------------------------------------------------------------------------------------------------------------------------------

Example 2 reflects the maximum charges imposed if you were to purchase the Contract with the premium payment credit and enhanced death benefit riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2004). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;
.. a 5% return each year; and
.. a $30 annual contract fee (expressed as a percentage of the average accumulated value)
.. 0.15% Administration Charge (fees collected may be less than shown as this charge is not currently imposed)
.. the premium payment credit rider was added to the Contract at issue;
  . the premium payment credit rider surrender charge schedule is applied
  . the premium payment credit is a direct offset against expenses (in Contract year 1)
.. the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.


EXAMPLE 2 . Contract with premium payment credit and enhanced death benefit riders.

                             IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT             IF YOU ANNUITIZE YOUR CONTRACT
                              AT THE END OF THE APPLICABLE               SURRENDER                AT THE END OF THE APPLICABLE
                                      TIME PERIOD                      YOUR CONTRACT                      TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                           1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.   3 YRS.   5 YRS.    10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund Operating     1.957    4,024    5,756    9,130    1,257  3,507   5,445    9,130   1,757    4,007    5,445     9,130
 Expenses (10.09%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund Operating     1,039    1,494    1,858    2,744      258    794   1,358    2,744     758    1,294    1,358     2,744
 Expenses (0.37%)
-----------------------------------------------------------------------------------------------------------------------------------




Example 3 reflects the maximum charges imposed if you were to purchase the Contract with the Investment Protection Plus rider. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2004) for the limited array of underlying mutual funds available when utilizing the Investment Protector Plus rider (see the rider description for more details). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;
.. a 5% return each year; and
.. a $30 annual contract fee (expressed as a percentage of the average accumulated value)
.. 0.15% Administration Charge (fees collected may be less than shown as this charge is not currently imposed)
.. the Investment Protector Plus rider was added to the Contract at issue;
.. the premium payment credit rider was added to the Contract at issue;
  . the premium payment credit rider surrender charge schedule is applied
  . the premium payment credit is a direct offset against expenses (in Contract year 1)
.. the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of the underlying mutual funds available when utilizing the Investment Protector Plus rider.


EXAMPLE 3 . Contract with Investment Protector Plus, premium payment credit and enhanced death benefit riders.

                             IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT             IF YOU ANNUITIZE YOUR CONTRACT
                              AT THE END OF THE APPLICABLE               SURRENDER                AT THE END OF THE APPLICABLE
                                      TIME PERIOD                      YOUR CONTRACT                      TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                           1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.   3 YRS.   5 YRS.    10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund Operating     2,009    4,164    5,965    9,446    1,314  3,658   5,666    9,446   1,814    4,158    5,666     9,446
 Expenses (10.09%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund Operating     1,108    1,714    2,216    3,423      333  1,014   1,716    3,423     833    1,514    1,716     3,423
 Expenses (0.52%)
-----------------------------------------------------------------------------------------------------------------------------------




SUMMARY


This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

.. non-qualified retirement programs; and
.. Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (see Federal Tax Matters - IRA, SEP and SIMPLE-IRA and Rollover IRAs). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see THE CONTRACT - To Buy a Contract.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial premium payment must be $5,000 or more for non-qualified contracts. .. Initial premium payment must be $2,000 for all other contracts.
.. Each subsequent payment must be at least $500.
.. If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the investment options.
.. A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
.. The investment options also include the Fixed Account and the DCA Plus
  Accounts.

TRANSFERS (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and Unscheduled DCA Plus Transfers).
During the accumulation period:
.. a dollar amount or percentage of transfer must be specified;
.. a transfer may occur on a scheduled or unscheduled basis;
.. transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and .. transfers into DCA Plus Accounts are not permitted.
During the annuity benefit payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
.. a dollar amount must be specified;
.. surrendered amounts may be subject to surrender charge;
  .for Contracts without the premium payment credit rider, the maximum surrender charge is 6% of the amount(s) surrendered.
  .for Contracts with the premium payment credit rider, the maximum surrender charge is 8% of the amount(s) surrendered.


.. total surrenders may be subject to an annual Contract fee;
.. during a contract year, partial surrenders less than the Contract's earnings or 10% of premium payments are not subject to a surrender charge; and .. surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX
  MATTERS).

CHARGES AND DEDUCTIONS (see CHARGES AND DEDUCTIONS)
.. There is no sales charge on premium payments
.. A contingent deferred surrender charge is imposed on certain total or partial surrenders.

.. An annual mortality and expense risks charge equal to 1.25% of amounts in the
  Separate Account divisions is imposed daily.
.. The daily Separate Account administration charge currently is zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
.. The optional riders are available at an additional charge (see CHARGES AND
  DEDUCTIONS).
.. Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
.. Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from premium payments or accumulated values.

ANNUITY BENEFIT PAYMENTS
.. You may choose from several fixed annuity benefit payment options which start on your selected annuitization date.
.. Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

DEATH BENEFIT
.. If the owner dies before the annuitization date, a death benefit is payable to the beneficiary of the Contract.
.. The death benefit may be paid as either a single sum cash benefit or under an annuity benefit payment option (see Death Benefit).
.. If the annuitant dies on or after the annuitization date, the beneficiary will receive only any continuing payments which may be provided by the annuity benefit payment option in effect.

EXAMINATION OFFER PERIOD (FREE-LOOK) (see Right to Examine the Contract (Free-Look))
..You may return the Contract during the examination offer period which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
..We return all premium payments if required by state law. Otherwise we return accumulated value.
.. We keep the full amount of any premium payment credit.



THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY


The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The Separate Account division accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.


Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


THE SEPARATE ACCOUNT


Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR ANNUITY SERVICE OFFICE (CALL 1-800-852-4450).


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


Appendix A contains a brief summary of the investment objectives of, and sub-advisor for, each division.


THE CONTRACT


The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at the annuity service office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.


PREMIUM PAYMENTS
.. The initial premium payment must be at least $5,000 for non-qualified retirement programs.
.. All other initial premium payments must be at least $2,000.
.. If you are making premium payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, your initial and subsequent premium payments must be at least $100.
.. All premium payments are subject to a surrender charge period that begins in the contract year each payment is received.
.. Subsequent payments must be at least $500 and can be made until the annuitization date.
.. If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
.. The total of all premium payments may not be greater than $2,000,000 without our prior approval.

RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)

Under state law, you have the right to return the Contract for any reason during the examination offer period. The examination offer period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:


.. Arizona and you are age 65 and over (30 day examination offer period), .. California and you are age 60 and over (30 day examination offer period), .. Idaho (20 day examination offer period), or .. North Dakota (20 day examination offer period).

Some states require us to return the initial premium payment while other states require us to return the accumulated value. Though we currently allocate your initial premium to the investment options you have selected, we reserve the right to allocate initial premiums to the Money Market Division during the examination offer period. In addition, we are required to allocate initial premium payments to the Money Market Division if the contract is issued in California and the owner is age 65 or older. After the examination offer period, the current value of the Money Market Division will be reallocated according to your allocation instructions. The states in which purchase payments are returned are:

  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia


Please note that we recapture the premium payment credit if you decide to return the Contract during the examination offer period. We recover the full amount of the premium payment credit and you could receive less than your initial premium payment.



If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the free-look period, we will return the greater of:
.. total premium payments; or
.. accumulated value.

To return a Contract, you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination offer period. If you send the request

(properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination offer period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


REPLACEMENT CONTRACTS
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination offer periods may apply. The Company reserves the right to keep the initial premium payment in the Money Market Division longer than 10 days to correspond to the examination offer periods of a particular state's replacement requirements.

Exchange Credit
---------------
If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the premium payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least one-year notice.

Both SPDA and SPDA+ are annuities which provide a fixed rate of accumulation. The values in the Separate Account divisions in this Contract vary with the investment experience and objectives of the various underlying mutual funds. Thus, the value of your Contract may increase or decrease with the investment holdings of the Separate Account divisions.


When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.


To complete a transfer to this Contract, send:
.. a Contract application,
.. a SPDA/SPDA+ surrender form,
.. a replacement form (based on state written), and .. an Annuity Exchange Request and Release Form.
The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

(This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The Exchange Credit is allocated among the Separate Account divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the premium payment. The credit is treated as earnings. We recover the 1% credit if you exercise your right to return the Contract during the examination offer period (see Right to Examine the Contract).

PREMIUM PAYMENT CREDIT RIDER
You may elect a premium payment credit rider at the time the Contract is issued (the rider may not be available in all states; consult your sales representative or the annuity service office for availability). If the premium payment credit rider is elected, the following provisions apply to the
Contract:
..
  A credit of 5% will be applied to premium payments received during your first contract year. For example, if you make premium payments totaling $10,000 in your first contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional premium payment of $5,000 is made in your second contract year, a credit is not added as a result of the $5,000 premium payment.
..The credit is allocated among the investment options according to your then current premium payment allocations.
..If you exercise your right to return the Contract during the examination offer period, the amount returned to you is reduced by any credits. You could receive less than your initial premium payment.
..We recapture the premium payment credit if you request commencement of annuity benefits prior to the third contract anniversary or if you decide to return the Contract during the examination offer period. The credit is recovered from your investment options according to your surrender allocation percentages (if surrender allocation percentages are not specified, we would use your premium allocation percentages). Potentially, the amount we would recover could be more than the current value of the credit if the investment options have experienced negative investment performance you would bear the loss for the difference between the original value of the credit (the amount recaptured) and the current (lower) value of that credit.
.. Credits are considered earnings under the Contract.
..All premium payments are subject to the 9-year surrender charge table (see
  Surrender Charge).
..The premium payment credit rider may not be cancelled and the associated
  9-year surrender charge period cannot be changed.

The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. The charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit has been recovered. You should carefully examine the premium payment credit rider to decide if the premium payment credit rider is suitable as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
..the length of time you plan to own the Contract (the rider increases the amount and duration of the surrender charges);
..the frequency, amount and timing of any partial surrenders (the rider increases the amount and duration of the surrender charges);
..the amount and timing of your premium payment(s). If you elect the rider and anticipate making additional premium payments after the first contract year, please note that premium payments after the first contract year will be assessed higher Separate Account charges though no credit is applied to those premium payments; and
..the higher Separate Account charges have a negative impact on investment performance.

The charges used to recoup our expense of payment the premium payment credit include the surrender charge and the premium payment credit rider charge. We expect to make a profit from these charges.


The following tables demonstrate hypothetical values but do not show the impact of partial surrenders. The tables are based on:
.. a $25,000 initial premium payment and no additional premium payments;
..the deduction of total Separate Account annual expenses of 1.85% (for the first eight contract years) annually for Contracts with the premium payment credit rider and 1.25% annually for Contracts without the rider and after the first eight contract years for Contract with the premium payment credit rider;
..the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2004;
.. 0%, 5% and 10% annual rates of return before charges; and ..payment of the $30 annual contract fee (while the Contract's value is less than $30,000).

                  0% ANNUAL RETURN                  5% ANNUAL RETURN                 10% ANNUAL RETURN
          --------------------------------  --------------------------------  --------------------------------
          SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE   SURRENDER VALUE
              WITHOUT           WITH            WITHOUT           WITH            WITHOUT            WITH
CONTRACT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT   PREMIUM PAYMENT
  YEAR     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER      CREDIT RIDER
--------  ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   1          $22,926          $23,463          $24,101          $24,670          $25,276           $25,911
   2           22,225           22,608           24,563           24,996           27,083            27,679
   3           21,544           21,993           25,033           25,574           29,096            29,842
   4           21,079           21,390           25,758           26,175           31,501            32,127
   5           20,619           20,799           26,504           26,795           34,058            34,544
   6           20,166           20,220           27,286           27,420           36,777            37,100
   7           19,718           19,652           28,079           28,050           39,670            39,805
   8           19,446           19,096           29,132           28,685           43,000            42,668
   9           18,841           18,667           29,698           29,502           46,028            45,958
   10          18,254           18,243           30,305           30,360           49,270            49,463
   15          15,569           15,559           33,530           33,590           69,244            69,515
   20          13,258           13,250           37,098           37,165           97,314            97,695



The higher the rate of return, the more advantageous the premium payment credit rider becomes. However, Contracts with the premium payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the premium payment credit rider. If you surrender your Contract with the premium payment credit rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the premium payment credit rider.



THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The accumulated value of your Contract is the total of the Separate Account division accumulated value plus the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division accumulated value. Its value reflects the investment experience of the divisions that you choose. It also reflects your premium payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.


The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment;
.. subsequent investments;
.. premium payment credits; and
.. transfers from another investment option.
minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay contract charges and fees.



Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is (((a) plus (b)) divided by (c)) minus (d) where:

.. (a) is the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
.. (b) is the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
.. (c) is the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and .. (d) are the total Separate Account annual expenses.
  * When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Premium Payments
----------------
.. On your application, you direct your premium payments to be allocated to the investment options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent premium payments are allocated according to your then current allocation instructions.
.. Changes to the allocation instructions are made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the current allocations and future allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);
    . faxing your instructions to us at 1-515-248-9800; or
    . visiting www.principal.com.
.. Changes to premium payment allocations do not automatically result in the transfer any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
.. Premium payments are credited on the basis of unit value next determined after we receive a premium payment.
.. If no premiums are paid during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
------------------
.. You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-515-248-9800).
.. You must specify the dollar amount or percentage to transfer from each division.
.. The minimum transfer amount is the lesser of $100 or the value of your division.

You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
---------------------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account by:
  . mailing your instructions to us;
  . calling us at 1-800-852-4450 (if telephone privileges apply);
  . faxing your instructions to us at 1-515-248-9800; or
  . visiting www.principal.com.
.. Transfers are not permitted into DCA Plus Accounts.
.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

.. We reserve the right to impose a fee of $ 30 on each unscheduled transfer after the first in a contract year.


LIMITATIONS ON UNSCHEDULED TRANSFERS . We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. imposing a transfer fee;
.. limiting the dollar amount that an owner may transfer at any one time; or .. not accepting transfer requests from someone providing requests for multiple
  Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
     Example:

   MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
   -----       ---------------      -----------      ----------------
 January           $    100           $ 25.00                       4
 February          $    100           $ 20.00                       5
 March             $    100           $ 20.00                       5
 April             $    100           $ 10.00                      10
 May               $    100           $ 15.00                       6
 June              $    100           $ 20.00                       5
                   --------           -------                       -
 Total             $    600           $110.00                      35


In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)). The average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

AUTOMATIC PORTFOLIO REBALANCING (APR)
.. APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time.
.. You may elect APR at any time after the examination offer period has expired. .. APR is not available for values in the Fixed Account or the DCA Plus Accounts. .. APR is not available if you have arranged scheduled transfers from the same division.
.. There is no charge for APR transfers and no charge for participating in the
  APR program.
.. APR may be done on the frequency you specify:
  . quarterly (on a calendar year or contract year basis); or . semiannually or annually (on a contract year basis).
.. You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example: You elect APR to maintain your Separate Account division accumulated value with 50% in the Capital Value Division and 50% in the Bond Division. At the end of the specified period, 60% of the values are in the Capital Value Division, with the remaining 40% in the Bond Division. By rebalancing, units from the Capital Value Division are sold and applied to the Bond Division so that 50% of the Separate Account division accumulated value is once again in each Division.

TELEPHONE AND INTERNET SERVICES
These services permit you to:
.. make premium payment allocation changes;
.. make redemptions;
.. set up DCA scheduled transfers;
.. make transfers; and
.. make changes to APR.

Instructions received via our telephone services and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.


If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use these services. Instructions provided by the authorized individual are binding on the owner.


We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.


Telephone Services
------------------
Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received in good order by us before the close of normal trading of the NYSE. Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.


Internet
--------
Internet access is available for both you and your sales representative at www.principal.com. You may elect Internet authorization for your sales representative by providing us written notice.

SURRENDERS
You may surrender your Contract by providing us notice. Surrenders result in the cancellation of units and your receipt of the value of the canceled unit minus any applicable fee and surrender charge. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).


Surrender requests may be sent to us at:
   Principal Life Insurance Company
   P O Box 9382

   Des Moines, Iowa 50306-9382

Total Surrender
---------------
.. You may surrender the Contract at any time before the annuitization date.
.. You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
.. The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
.. The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

Unscheduled Partial Surrender
-----------------------------
.. Prior to the annuitization date, you may surrender a part of the accumulated value by sending us a written request.
.. You must specify the dollar amount of the surrender (which must be at least
  $100).
.. The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
.. The surrender is deducted from your investment options according to your surrender allocation percentages.
.. If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
.. The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
---------------------------
.. You may elect partial surrenders from any of the investment options on a scheduled basis by sending us written notice.
.. Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
.. You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
.. If the selected date is not a valuation date, the surrender is completed on the next valuation date.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge.
.. The surrenders continue until your value in the investment option is zero or we receive written notice to stop the surrenders.

INVESTMENT PROTECTOR PLUS RIDER
You may elect to purchase the optional Investment Protector Plus Rider at an additional charge. The Contract is available with or without the rider. The rider provides protection against market risk by allowing you to make certain annual withdrawals, regardless of your accumulated value. Election of this rider may or may not be to your benefit. If you do not intend to make any partial surrenders, the rider is not appropriate for you. Please review the rider terms and consult your sales representative to determine whether the rider is appropriate for you.

We guarantee that you may withdraw certain guaranteed minimum withdrawal benefit
(GMWB) amounts each contract year, regardless of your accumulated value, subject to the terms and conditions of the rider.


The rider:
.. Provides the flexibility of two separate measures of withdrawal benefits without requiring you to elect either measure (as long as the accumulated value is greater than zero);
.. Limits the investment options available under the Contract; and .. Has a charge which is discussed in the section CHARGES AND DEDUCTIONS -Charges for Optional Riders

The rider is available only at the time the Contract is issued and only if the older owner is younger than age 81. You may not terminate the rider during the first five contract years. The rider does not restrict or change your partial surrender rights under the Contract, including your right to elect scheduled partial surrenders. You must notify us if you want to make a withdrawal.


The rider provides two alternative withdrawal benefit measures - For Life and Investment Back measures.
.. The For Life measure guarantees that, regardless of the accumulated value, you may withdraw 5% of the For Life withdrawal benefit base for the rest of your life or until the For Life withdrawal benefit base is zero. Your right to the 5% annual For Life benefit does not commence until the contract year after the older owner attains age 59 1/2.
.. The Investment Back measure guarantees that, regardless of the accumulated value, you may withdraw 7% annually of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero. Your right to the 7% annual Investment Back benefit commences immediately.
You are not required to elect a withdrawal benefit measure (as long as the accumulated value is greater than zero). We tell you each contract year the amount of the For Life withdrawal benefit and the Investment Back withdrawal benefit.

Excess Withdrawals
------------------
The rider is designed to permit you to recover at least your premium payments by allowing periodic withdrawals of specified amounts for the duration of the rider. Withdrawal amounts that exceed the withdrawal benefit base under a measure will have a negative effect on the benefits of this rider as follows:
.. For Life - Any withdrawal that you make prior to the contract year after the older owner attains age 59 1/2 and the portion of any withdrawals that exceed the For Life withdrawal benefit in any year thereafter is an Excess Withdrawal that reduces the For Life withdrawal benefit base.
.. Investment Back - The portion of any withdrawals that exceed the Investment
  Back withdrawal benefit in any year is an Excess Withdrawal that reduces the Investment Back withdrawal benefit base.
Excess Withdrawals deplete the withdrawal benefit base and may result in termination of the rider for lack of value in the withdrawal benefit base. Please refer to the examples in Appendix B so that you may better understand how withdrawals affect the benefits available under this rider.

Definitions
-----------
Some important terms in understanding this rider are:
.. Excess Withdrawal - the portion of a withdrawal that exceeds the withdrawal benefit under either measure.
.. GMWB Bonus - an amount equal to 5% of total premium payments (see GMWB Bonus). .. GMWB Step-Up - if the accumulated value of the Contract is greater than the
  Investment Back remaining withdrawal benefit base, you may increase
  ("step-up") the remaining withdrawal benefit base for both measures to the accumulated value in certain years (see GMWB Step-Up).
.. Remaining withdrawal benefit base - the amount that is available for future withdrawal benefits.
.. Withdrawal benefit- the amount that we guarantee you may withdraw each year under the For Life and the Investment Back measures.
.. Withdrawal benefit base - the basis for determining the withdrawal benefit available each year under the For Life and Investment Back measures.

Calculation of the For Life Withdrawal Benefit
----------------------------------------------
We determine the For Life withdrawal benefit on the contract date and each contract anniversary as follows:
.. The For Life withdrawal benefit is not available until the contract year commencing after the older owner attains age 59 1/2.
.. Thereafter, the For Life benefit is 5% of the For Life withdrawal benefit base until the earlier to occur of:
 (i) the For Life withdrawal benefit base is zero; or
 (ii) your death. At your death, your beneficiary(ies) elects to receive the Investment Back benefit (a series of benefits) or the death benefit under the Contract (as a lump sum).

Calculation of the Investment Back Withdrawal Benefit
-----------------------------------------------------
We determine the Investment Back withdrawal benefit on the contract date and each contract anniversary as follows:
.. The Investment Back withdrawal benefit starts on the contract date.
.. The benefit is 7% of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero.

At your death, your beneficiary(ies) elects to receive the Investment Back benefit (a series of benefits) or the death benefit under the Contract (as a lump sum).


Calculation of the Withdrawal Benefit Base
------------------------------------------
We calculate the withdrawal benefit base for the Investment Back and the For Life measures separately on the contract date and each contract anniversary. On the contract date, the withdrawal benefit base for both measures equals your total premium payments. On succeeding contract anniversaries, the withdrawal benefit base equals total premium payments plus total GMWB Bonuses (if any) minus Excess Withdrawals (as computed for the particular measure).

Excess Withdrawal is the greater of (a) or (b) where:
(a) is the amount of the surrender that exceeds the withdrawal benefit remaining prior to the surrender; and
(b) is the result of ((1) divided by (2)) multiplied by (3) where:
 (1) is the amount of the surrender that exceeds the withdrawal benefit remaining prior to the surrender; and
 (2) is the accumulated value after the withdrawal benefit is deducted but prior to deducting the surrender amount that exceeds the withdrawal benefit; and
 (3) is the withdrawal benefit base prior to the adjustment for the excess withdrawal amount.

Calculation of the Remaining Withdrawal Benefit Base
----------------------------------------------------
We calculate the remaining withdrawal benefit base for the Investment Back and For Life measures separately. We adjust the remaining withdrawal benefit base whenever a premium payment or partial surrender occurs. On the contract date, the remaining withdrawal benefit base for both measures equals the withdrawal benefit base; i.e., total premium payments. After the contract date, the remaining withdrawal benefit base is the total of all premium payments plus all GMWB Bonuses (if any) minus an amount that is the result of (a) plus (b) where:
(a) is the actual amount surrendered that does not exceed the withdrawal benefit remaining prior to the surrender; and
(b) is the greater of (1) and (2) where:
 (1) is the amount of the partial surrender that exceeds the withdrawal benefit remaining prior to the surrender; and
 (2) is the result of ((i) divided by (ii)) multiplied by (iii) where:
   (i) is the amount of the surrender greater than the withdrawal benefit remaining prior to the surrender;
   (ii) is the accumulated value after the withdrawal benefit amount is deducted but prior to the surrender of the excess amount; and
   (iii) is the remaining withdrawal benefit base after the withdrawal benefit amount is deducted but prior to the adjustment for the excess amount.

EFFECT OF ACCUMULATED VALUE
If the accumulated value of your Contract is zero and if you have an Investment Back remaining withdrawal benefit base or a For Life withdrawal benefit base, or both, you must elect either the For Life or the Investment Back withdrawal benefit. We will pay the rider benefits under the measure you have elected.
.. The Investment Back measure will provide a series of withdrawal benefits until the Investment Back remaining withdrawal benefit base is zero.
.. The For Life measure will provide a series of withdrawal benefits until the later of the For Life remaining withdrawal benefit base is zero or the time of your death.

If there is any remaining withdrawal benefit base at the time of your death, we will pay it to your beneficiaries, as described in the Rider Death Provisions section below.

.. The Excess Withdrawal amount deducted from the withdrawal benefit base and remaining withdrawal benefit base may be more than dollar-for-dollar if the accumulated value is less than the benefit bases. The calculation of the proportionate deductions to the withdrawal benefit base and remaining withdrawal benefit base are described above.

GMWB BONUS
If no partial surrenders are made in a given contract year, a GMWB bonus of 5% of the premium payments is credited to the withdrawal benefit base and the remaining withdrawal benefit base on the next contract anniversary. The GMWB bonus ends the earlier of:
.. the fifth contract anniversary; or

.. the date you make a partial surrender.

The GMWB bonus is used only to calculate the benefit bases for this rider. It is not included in the accumulated value of your Contract.


GMWB STEP-UP
Beginning with the fifth contract anniversary, if the accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect the GMWB Step-Up. The Step-Up increases the remaining withdrawal benefit base for both the For Life and Investment Back measures and will reset the withdrawal benefit base for both the For Life and Investment Back measures to the accumulated value on the most recent contract anniversary. You must notify us within 30 days after your fifth contract anniversary if you elect the Step-Up. If you do not elect to step-up at that time, you may make a Step-Up election within the 30-day period following any subsequent contract anniversary. Once you have elected to step-up, you must wait five contract years to make another step-up election.

If you elect a Step-Up, you will be subject to any limitations on investment options and to the rider charge then in effect.


A person who owns the contract as a result of spousal continuation (described in THE CONTRACT) may elect a Step-Up at the time of electing to continue the Contract.


INVESTMENT OPTION RESTRICTIONS
While this rider is in effect, the investment options you may select are restricted. Those investment options are determined at the time the rider is issued. The Company reserves the right to substitute or add new or other investment options at its sole discretion.

You may allocate your Separate Account divisions to .. one of the GMWB models shown below, or .. the Principal LifeTime 2010 Account, or
.. the Principal LifeTime 2020 Account, or
.. the Principal LifeTime Strategic Income Account.

The rider does not impose restrictions on allocations to the Fixed or DCA Accounts. For more information about the Principal LifeTime Accounts, please see the attached prospectus for the Principal Variable Contracts Fund, Inc.


You may transfer among the investment options within a GMWB Model as long as the percent-ages for each of the five risk categories match the Model. You may transfer from one GMWB Model or Principal LifeTime Account to another by moving 100% of the accumulated value in the separate account divisions to the new GMWB model or to a Principal LifeTime Account available with the rider. You may make a transfer by providing us notice (the change is effective on the next valuation period after we receive your notice). The GMWB models and Principal LifeTime Accounts are designed to support the rider guarantees with balanced investment options. The rider is not suitable if your goal is aggressive growth.


GMWB MODELS
You may use one of the three GMWB select models shown below. Alternatively, you may use one of the three GMWB self-build models, which afford you limited investment option selections. For example, if you choose self-build model A, you must allocate 30% of your division assets into the "stable divisions". You choose how you will allocate that 30% between the Money Market and the Limited Term Bond divisions (for example: 15% in each of Money Market and Limited Term Bond; or 10% in Money Market and 20% in Limited Term Bond).

The select models are rebalanced each calendar quarter to the percentages shown in the Select Models chart below. The self-build models are rebalanced each calendar quarter to the percentages you have selected.

                                 SELECT MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B   GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                    30%           20%            10%
------------------------------------------------------------------------------------------
 Limited Term Bond      Principal Global            30%           20%            10%
                        Investors, LLC
------------------------------------------------------------------------------------------
CONSERVATIVE DIVISIONS                              40%           30%            20%
------------------------------------------------------------------------------------------
 American Century VP    American Century
 Inflation Protection   Investment Management,      10%            5%            10%
                        Inc.
                                                ------------------------------------------
 Bond                   Principal Management
                        Corporation                 15%           15%            10%
 Government Securities  Principal Global
                        Investors, LLC              15%           10%             0%
MODERATE DIVISIONS                                  20%           30%            45%
------------------------------------------------------------------------------------------
 Large Cap Blend                                    10%           10%            10%
  LargeCap Blend        T. Rowe Price               10%           10%            10%
                        Associates, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                     0%            5%            10%
  LargeCap Value        AllianceBerstein
                        Investment Research          0%            5%            10%
                        and Management
------------------------------------------------------------------------------------------
 Balanced                                           10%           15%            20%
  Equity Income         Principal Global            10%           15%            20%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Mid Cap Value                                       0%            0%             5%
  MidCap Value          Neuberger Berman             0%            0%             5%
                        Management, Inc.
------------------------------------------------------------------------------------------
AGGRESSIVE DIVISIONS                                10%           15%            20%
------------------------------------------------------------------------------------------
 Large Cap Growth                                   10%           10%            10%
  American Century VP   American Century
  Ultra                 Investment Management,      10%           10%            10%
                        Inc.
------------------------------------------------------------------------------------------
 MidCap Blend                                        0%            5%             5%
  MidCap                Principal Global             0%            5%             5%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                     0%            0%             5%
  SmallCap Value        JP Morgan Investment         0%            0%             5%
                        Management, Inc.
------------------------------------------------------------------------------------------
DYNAMIC DIVISIONS                                    0%            5%             5%
------------------------------------------------------------------------------------------
 Fidelity VIP Overseas  Fidelity Management &        0%            5%             5%
                        Research Company
------------------------------------------------------------------------------------------

                               SELF-BUILD MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B  GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                    30%           20%           10%
------------------------------------------------------------------------------------------
 Limited Term Bond      Principal Global
                        Investors, LLC
------------------------------------------------------------------------------------------
 Money Market           Principal Management
                        Corporation
                                                ------------------------------------------
CONSERVATIVE DIVISIONS                              40%           30%           20%
------------------------------------------------------------------------------------------
 Bond                   Principal Management
                        Corporation
 Government Securities  Principal Global
                        Investors, LLC
 American Century VP    American Century
 Inflation Protection   Investment Management,
                        Inc.
------------------------------------------------------------------------------------------
MODERATE DIVISIONS                                  20%           30%           45%
------------------------------------------------------------------------------------------
 Large Cap Blend                                    10%           10%           10%
  LargeCap Blend        T. Rowe Price
                        Associates, Inc.
  LargeCap Stock Index  Principal Global
                        Investors, LLC
  Neuberger Berman AMT  Neuberger Berman
  Socially Responsive   Management, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                     0%            5%           10%
  Capital Value         Principal Global
                        Investors, LLC
  Equity Value          American Century
                        Investment Management,
                        Inc.
------------------------------------------------
  LargeCap Value        AllianceBerstein
                        Investment Research
                        and Management
 Balanced                                           10%           15%           20%
  Asset Allocation      Morgan Stanley Asset
                        Management
  Equity Income         Principal Global
                        Investors, LLC
------------------------------------------------------------------------------------------
  Principal LifeTime    Principal Global
  2010                  Investors, LLC
------------------------------------------------------------------------------------------
  Principal LifeTime    Principal Global
  2020                  Investors, LLC
------------------------------------------------------------------------------------------
  Principal LifeTime    Principal Global
  Strategic Income      Investors, LLC
------------------------------------------------------------------------------------------
 Mid Cap Value                                       0%            0%            5%
  MidCap Value          Neuberger Berman
                        Management, Inc.
AGGRESSIVE DIVISIONS                                10%           15%           20%
------------------------------------------------------------------------------------------
 Large Cap Growth                                   10%           10%           10%
  American Century VP   American Century
  Ultra                 Investment Management,
                        Inc.
  Fidelity VIP          Fidelity Management &
  Contrafund            Research Company
  T. Rowe Price Health  T. Rowe Price
  Sciences              Associates, Inc.
------------------------------------------------------------------------------------------
 Mid Cap Blend                                       0%            5%            5%
  MidCap                Principal Global
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                     0%            0%            5%
  SmallCap Value        JP Morgan Investment
                        Management, Inc.
-----------------------------------------------------------------------------------------------
DYNAMIC DIVISIONS                                    0%            5%            5%
------------------------------------------------------------------------------------------
 Diversified            Principal Global
 International          Investors, LLC
 Fidelity VIP Overseas  Fidelity Management &
                        Research Company
------------------------------------------------

------------------------------------------------

TERMINATION OF THE RIDER
You may not terminate the rider prior to the fifth contract anniversary. However, the rider terminates upon the earliest to occur of .. You send us notice to terminate the rider (after the fifth contract anniversary). This will terminate the rider, not the Contract.
.. You terminate the Contract.
.. The Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are zero.
.. The contract owner is changed. (We do not consider it a change of owner if a surviving spouse elects to continue the Contract. The surviving spouse may elect to continue the Contract with or without the rider. Only the Investment Back benefit can be continued because the For Life benefit terminates upon the death of the first owner to die.)
.. Once terminated, the rider may not be reinstated.

EFFECT OF NOT TAKING AVAILABLE BENEFITS
If you choose not to take any or all of a withdrawal benefit in a contract year, that benefit amount is not carried over to the next year. There will be no reduction in the For Life and the Investment Back withdrawal benefit bases and remaining withdrawal benefit bases.

RIDER DEATH PROVISION
.. For Life measure - the For Life measure terminates on the original owner's death.
  If at the time of the owner's death the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either
  . the Investment Back withdrawal benefit (a series of benefits (we will pay the benefit in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment)) until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum)
 If you elected the For Life measure when the accumulated value was zero, your beneficiary(ies) receive any For Life remaining withdrawal benefit base as a series of benefits.

.. Investment Back measure -

 If you elected the Investment Back measure when the accumulated value was zero, your beneficiary(ies) receive any Investment Back remaining withdrawal benefit base as a series of payments.


 If at the time of the owner's death the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either
  . the Investment Back withdrawal benefit (a series of benefits (we will pay the benefit in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment)) until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum).

FOR EXAMPLES ON HOW THE RIDER FEATURES OPERATE AND ARE CALCULATED, PLEASE SEE APPENDIX B.


STANDARD DEATH BENEFIT
If you die before the annuitization date, we pay a death benefit as follows:

                                       Upon death of the owner
    if there is one owner              .if the spouse is named beneficiary,
                                         the death benefit is paid or the
                                         surviving spouse may elect to continue
                                         the Contract
                                       .if someone other than the spouse is
                                         named beneficiary, the death benefit
                                         is paid to the beneficiary. If no
                                         beneficiary survives the owner, the
                                         death benefit is paid to the owner's
                                         estate.
                                       .if there are multiple beneficiaries
                                         named (which may or may not include
                                         the spouse of the owner), death
                                         benefits are paid to the
                                         beneficiaries. If no beneficiary
                                         survives the owner, the death benefit
                                         is paid to the owner's estate

    if there are joint owners
    .                                  .the death benefit is paid or the
      if the joint owners are spouses    surviving spouse may elect to continue
                                         the Contract
    .if the joint owners are not       .the death benefit is paid to the
      spouses                            surviving owner

    if the owner is a corporation,     Upon death of the annuitant the death
    trust or other entity              benefit is paid to the named
                                       beneficiary(ies). If no beneficiary(ies)
                                       survives the annuitant, the death
                                       benefit is paid to the owner.



Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.


If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.


No surrender charge applies when a death benefit is paid.


If you die before the annuitization date and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.


Standard Death Benefit
----------------------
The amount of the standard death benefit is the greatest of (1), (2) or (3) where:
.. (1) is the accumulated value on the date we receive proof of death and all required documents;
.. (2) is the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and charges) made prior to the date we receive proof of death and all required documents; and
.. (3) is the highest accumulated value (on any prior contract anniversary that is divisible by seven) plus any premium payments and minus an adjustment for each partial surrender (and any applicable fees and charges) made after that contract anniversary.

The adjustment for each partial surrender is equal to ((a) divided by (b)) multiplied by the amounts determined in (2) or (3) above immediately prior to the partial surrender where:
.. (a) is the amount of the partial surrender (and any applicable fees and charges); and
.. (b) is the accumulated value immediately before the partial surrender.

     Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, we adjust the amounts determined in (2) or (3) above by 20%.

Enhanced Death Benefit Rider
----------------------------
This rider provides you with the greater of the enhanced death benefit or the standard death benefit (described above). The enhanced death benefit rider can only be purchased at the time the Contract is issued. You may terminate the rider at any time. Once the rider is terminated, it cannot be reinstated. The rider charge is discussed in the section CHARGES AND DEDUCTIONS - Charges for Optional Riders.

Prior to the annuitization date and prior to the lock-in date (the later of the contract anniversary following the oldest owner's 75th birthday or five years after the rider effective date), the enhanced death benefit is the greater of
(a) or (b) where:
.. (a) is (1) minus (2) where
  . (1) is the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and . (2) is an adjustment for each partial surrender made since the rider effective date increased at a 5% effective annual interest rate.
.. (b) is (1) plus (2) minus (3) where
  . (1) is the highest accumulated value on any contract anniversary since the rider effective date;
  . (2) are the premium payments received since that contract anniversary; and . (3) is an adjustment for each partial surrender made since that contract anniversary.

After the lock-in date, (a) and (b) are only:
.. increased by any premium payment since the lock-in date; and .. decreased by an adjustment for each partial surrender since the lock-in date.
  The adjustment for each partial surrender is ((1) divided by (2)) multiplied by (3) where:
  . (1) is the partial surrender amount plus surrender charge, if any;

  . (2) is the accumulated value immediately prior to the partial surrender; and

  . (3) is the amounts determined in (a) or (b) above immediately prior to the partial surrender.

NOTE: For contracts issued in New Jersey, New York and Washington - under this rider, if the original owner dies before the annuitization date, the death benefit payable to the beneficiary is the greater of the standard death benefit or the death benefit calculated in (b) of the enhanced death benefit description above.

Payment of Death Benefit
------------------------
The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

THE ANNUITY BENEFIT PAYMENT PERIOD
Annuitization Date
------------------
You may specify an annuitization date in your application. If you do not specify an annuitization date, the annuitization date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you so that you may elect to receive payments under the Contract. You may not select an annuitization date which is on or after the older annuitant's 85th birthday or 10 years after the contract date, whichever is the later.

You may fully annuitize your Contract at any time after the first contract anniversary by electing to receive payments under an annuity benefit payment option. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instruction).


Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuitization date.


You may change the annuitization date with our prior approval. The request must be in writing and approved before we issue a supplementary contract which provides an annuity benefit payment option.


Annuity Benefit Payment Options
-------------------------------
We only offer fixed annuity payments. If, however, the accumulated value on the annuitization date is less than $5,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity benefit payments start.


The amount of the fixed annuity benefit payment depends on:
.. amount of accumulated value;
.. annuity benefit payment option selected; and .. age and gender of annuitant (unless fixed income option is selected).

The mortality risk assumed by the Company is to make annuity benefit payments for the life of annuitants regardless of how long they might live. Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract. The amount of the initial payment is determined by applying the accumulated value as of the date of annuitization to the annuity table for the annuitant's annuity option, gender, and age.


Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.


You may select an annuity benefit payment option or change a previous selection by written request. We must receive the request on or before the annuitization date. If an annuity benefit payment option is not selected. we will automatically apply:
.. for Contracts with one annuitant - Life Income with Payments Guaranteed for a
  Period of 10 Years.
.. for Contracts with joint annuitants - Joint and Full Survivor Life Income with
  Payments Guaranteed for a Period of 10 Years.
Tax laws and regulations may impose further restrictions on annuity benefit payment options.

The available annuity benefit payment options include:



FIXED PERIOD INCOME . Level payments are made for a fixed period. You may select a range from 5 to 30 years. If the annuitant dies before the selected period expires, payments continue to the beneficiary(ies) until the end of the period. Payments stop after all guaranteed payments are made.

LIFE INCOME . Level payments begin at the annuitization date and continue for the annuitant's lifetime. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.



LIFE INCOME WITH PERIOD CERTAIN . Level payments continue during the annuitant's lifetime. You may add a period certain of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to the beneficiary(ies) until the end of the period.



JOINT AND SURVIVOR . Payments continue as long as either the annuitant or the joint annuitant is alive. You may add a period certain of 5 to 30 years. You may also choose an option that lowers the amount of income after the death of a joint annuitant. If a period certain has been selected, and both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to the beneficiary(ies) until the end of the period.


Other annuity benefit payment options may be available with our approval.


If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 701/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity benefit payment option or taking other distributions from the Contract.


Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.


DEATH OF ANNUITANT (DURING THE ANNUITY BENEFIT PAYMENT PERIOD)
--------------------------------------------------------------
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS


An annual fee, a mortality and expense risks charge and in some circumstances a rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuitization date. We reserve the right to assess a transaction fee, a transfer fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses. Other than the Annual Fee (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.


ANNUAL FEE
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
The fee is deducted from the investment option that has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs.

The administration costs include costs associated with:
.. issuing Contracts;
.. establishing and maintaining the records which relate to Contracts; .. making regulatory filings and furnishing confirmation notices;
.. preparing, distributing and tabulating voting materials and other communications;
.. providing computer, actuarial and accounting services; and .. processing Contract transactions.

MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administration charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

CHARGES FOR OPTIONAL RIDERS
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Detailed information concerning the optional riders may be obtained from your sales representative or the annuity service office (1-800-852-4450).


   ENHANCED DEATH BENEFIT RIDER . The annual charge for the rider is 0.25% of the annual accumulated value (0.15% in New York and Washington). The charge is equal to 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by the rider.


   INVESTMENT PROTECTOR PLUS RIDER . The current quarterly charge is equal to 0.15% of the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. We reserve the right to increase the charge to 0.2125% of the average quarterly Investment Back remaining withdrawal benefit base. At the end of each calendar quarter, the charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the protection provided by the rider.


   PREMIUM PAYMENT CREDIT RIDER . The current charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. In addition, we reserve the right to reduce the Fixed Account interest rate by up to 0.60%. The charge is assessed until completion of your 8th contract year and only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

   The rider charge is intended to cover the cost of the credit.



TRANSACTION FEE

We reserve the right to charge a transaction fee of $25 that applies to each unscheduled partial surrender after the 1st unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

TRANSFER FEE
We also reserve the right to charge a transfer fee on each unscheduled transfer. The transfer fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

SURRENDER CHARGE
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the premium payments paid during each contract year is determined by the following tables.


Surrender Charge without the premium payment credit rider (as a percentage of amounts surrendered)

 NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
     SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
              WAS MADE                      THAT CONTRACT YEAR
 ------------------------------------ -------------------------------
    0 (year of premium payment)*                    6%
                 1                                  6%
                 2                                  6%
                 3                                  5%
                 4                                  4%
                 5                                  3%
                 6                                  2%
            7 and later                             0%




Surrender Charge with the premium payment credit rider (as a percentage of amounts surrendered)

                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)*                    8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%



    * Each premium payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
.. first from premium payments no longer subject to a surrender charge;
.. then from the free surrender privilege (first from the earnings, then from the oldest premium payments (first-in, first-out)) described below; and .. then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

FREE SURRENDER PRIVILEGE
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
.. earnings in the Contract (earnings = accumulated value less unsurrendered premium payments as of the surrender date); or .. 10% of the premium payments still subject to the surrender charge, decreased by any partial surrenders since the last contract anniversary.
The free surrender privilege not used in a contract year is not added to the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.


Waiver of Surrender Charge
--------------------------
The surrender charge does not apply to:
.. amounts applied under an annuity benefit payment option; or .. payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner's death; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
.. an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or .. an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
--------------------------------
This rider is automatically made a part of the Contract at issue. There is no charge for the rider. This rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need; and .. the critical need did not exist before the contract date.
.. For the purposes of this section, the following definitions apply:
  . critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
  . health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
  . terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and Oregon, terminal illness is not included in the criteria for critical need.
  . total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. Contact us at 1-800-852-4450 for additional information.

NOTE: The waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net value of the divisions. This charge would only be imposed before the annuitization date. This charge would be assessed to help cover administration expenses. Administration expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
   GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
   SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.


FIXED ACCOUNT AND DCA PLUS ACCOUNTS


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.


The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.


We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus Accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

FIXED ACCOUNT
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date it is received or transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the premium payment credit rider.



FIXED ACCOUNT ACCUMULATED VALUE
Your Fixed Account accumulated value on any valuation date is equal to:
.. premium payments or credits allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the other investment options; .. plus interest credited to the Fixed Account;
.. minus any surrenders or applicable surrender charges from the Fixed Account; .. minus any transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see Surrender Charge).

You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.


Unscheduled Fixed Account Transfers
-----------------------------------
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
.. transfer an amount not to exceed 25% of your Fixed Account accumulated value;
  or
.. transfer up to 100% of your Fixed Account accumulated value if:
  . your Fixed Account accumulated value is less than $1,000; or . (a) minus (b) is greater than 1% where:
    . (a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
    . (b) is the renewal interest rate for the Fixed Account.
   We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers
---------------------------------
Fixed Account Dollar Cost Averaging
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
.. You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
.. Scheduled monthly transfers of an amount not to exceed 2% of your Fixed
  Account accumulated value at the beginning of the contract year or the current Fixed Account accumulated value will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers.
.. The minimum transfer amount is $100.
.. If the Fixed Account accumulated value is less than $100 at the time of transfer, the entire Fixed Account accumulated value will be transferred.

.. If you stop the transfers, you may not start transfers again without our prior approval.

DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Premium payments allocated to the DCA Plus Accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. There is no charge for participating in the DCA Plus Program.
If you elect the premium payment credit rider, you may not participate in the DCA Plus Program.



DCA Plus Premium Payments
-------------------------
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus Account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus premium payments receive the fixed rate of return in effect on the date each premium payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.


Selecting a DCA Plus Account
----------------------------
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).


Scheduled DCA Plus Transfers
----------------------------
Transfers are made from DCA Plus Accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
------------------------------
You may make unscheduled transfers from DCA Plus Accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
-------------------
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS


THE CONTRACT
The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender or death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender, annuitization or transfer is not canceled by your written instruction, the amount to be surrendered, annuitized or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender, annuitization or transfer will be made within seven days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

ASSIGNMENT
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER OR ANNUITANT
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

REINSTATEMENT
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
.. we reinstate the Contract effective on the original surrender date;
..if you had the premium payment credit rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
..we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
..these amounts are priced on the valuation date the money from the other company is received by us;
.. commissions are not paid on the reinstatement amounts; and .. new data pages are sent to your address of record.



REPORTS
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.


IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, Contract will be terminated and any value surrendered in accordance with normal redemption procedures.


RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate a division(s);
.. substitute the units of a division for the units of another division;
  . if units of a division are no longer available for investment; or . if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;

  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;

.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within three business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the expenses of certain underlying mutual funds for record keeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.


From time to time, Princor may enter into special arrangements with certain broker-dealers and may enter into special arrangements with registered representatives of Princor. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the Contract.

PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.


The number of underlying mutual fund shares in which you have a voting interest is determined by your investments in an underlying mutual fund as of a "record date." The record date is set by the underlying mutual fund within the requirements of the laws of the state which govern the various mutual funds. The number of underlying mutual fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the underlying mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the underlying mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law, that underlying mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, the Company may vote underlying mutual fund shares held in the Separate Account in its own right.

FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
.. Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity benefit payments:
  . The investment in the Contract is generally the total of the premium payments made.
  . The portion of the annuity benefit payment that represents the amount by which the accumulated value exceeds premium payments is taxed as ordinary income. The remainder of each annuity benefit payment is not taxed.
  . After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a qualified tax advisor with respect to the potential tax effects of such transactions.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:
.. If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 591/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a lump sum payment.


If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.


IRA, SEP, AND SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
.. IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity.
  Contributions grow tax deferred.
.. SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
.. SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A
  SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant's gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.


If you are purchasing this Contract to fund a tax-qualified retirement plan (IRA, SEP, SIMPLE IRA), you should be aware that this tax deferral feature is available with any qualified investment vehicle and is not unique to an annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels. Carefully consider the features and benefits of the Contract in making the decision to purchase it.


The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 591/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 591/2, you will incur a 10% Internal Revenue Service penalty as well as income tax expenses.

WITHHOLDING
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION


The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.


The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


RESERVATION OF RIGHTS
The Company reserves the right to:
.. increase the minimum amount for each premium payment to not more than $1,000;
  and
.. terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

APPENDIX A - SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. BASIC VALUE DIVISION

              INVESTS IN: AIM V.I. Basic Value Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

AIM V.I. SMALL CAP EQUITY DIVISION

              INVESTS IN: AIM V.I. Small Cap Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

 ALLIANCEBERNSTEIN SMALL CAP GROWTH DIVISION

              INVESTS IN: AllianceBernstein Variable Products Series Fund, Inc.
                - AllianceBernstein Small Cap Growth Portfolio - Class A
              INVESTMENT ADVISOR: Alliance Capital Management, L.P.
              INVESTMENT OBJECTIVE: seeks growth of capital by pursuing
                aggressive investment policies.

AMERICAN CENTURY VP INFLATION PROTECTION DIVISION

              INVESTS IN: American Century Variable Portfolios II, Inc.
                Inflation Protection Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in stocks of U.S. companies.

AMERICAN CENTURY VP VISTA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. Vista Fund
                - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

DREYFUS IP TECHNOLOGY GROWTH DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Technology Growth
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital appreciation.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goad is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP MID CAP DIVISION

              INVESTS IN: Fidelity VIP Mid Cap Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

FIDELITY VIP OVERSEAS DIVISION

              INVESTS IN: Fidelity VIP Overseas Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE/SM/ SMALL CAP EQUITY DIVISION

              INVESTS IN: Goldman Sachs VIT CORE/sm/ Small Cap Equity Fund INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE DIVISION

              INVESTS IN: Goldman Sachs VIT Mid Cap Value Fund
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

NEUBERGER BERMAN AMT FASCIANO DIVISION

              INVESTS IN: Neuberger Berman AMT Fasciano Portfolio
              INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

NEUBERGER BERMAN AMT HIGH INCOME BOND DIVISION

              INVESTS IN: Neuberger Berman AMT High Income Bond Portfolio - S
                Class
              INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: The fund seeks high total returns consistent with capital preservation.

NEUBERGER BERMAN AMT PARTNERS DIVISION

              INVESTS IN: Neuberger Berman AMT Partners Portfolio
              INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks growth of capital.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE DIVISION

              INVESTS IN: Neuberger Berman AMT Socially Responsive Portfolio INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account

              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

EQUITY VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Value
                Account
              INVESTMENT ADVISOR: American Century Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Alliance Capital Management L.P. through its
                Bernstein Investment Research and Management unit through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account

              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

PRINCIPAL LIFETIME 2010 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2010 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2020 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2020 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2030 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2030 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2040 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2040 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2050 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2050 Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME STRATEGIC INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                Strategic Income Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

T. ROWE PRICE BLUE CHIP GROWTH DIVISION

              INVESTS IN: T. Rowe Price Blue Chip Growth Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks to provide long-term capital growth.

T. ROWE PRICE HEALTH SCIENCES DIVISION

              INVESTS IN: T. Rowe Price Health Sciences Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

APPENDIX B - GMWB EXAMPLES


These examples are provided to assist you in understanding the various features of the GMWB rider and the guarantees associated with each GMWB option.


EXAMPLES WITHOUT EXCESS WITHDRAWALS
The examples without excess withdrawals assume the following:
    The client is age 62.
    initial premium payment = $100,000.
    withdrawal benefit base prior to partial surrender = $100,000.
    remaining withdrawal benefit base prior to partial surrender = $100,000. Investment Back (7%) withdrawal benefit payment = $7,000.
    For Life (5%) withdrawal benefit payment = $5,000.


EXAMPLE 1 .

.. In contract year one, no partial surrenders are made.
.. On the first contract anniversary, a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05% = $5,000
.. The new withdrawal benefit base is $100,000 + $5,000 = $105,000.
.. The new withdrawal benefit payment:
  . Investment Back is $105,000 x 0.07% = $7,350
  . For Life is $105,000 x 0.05% = $5,250


EXAMPLE 2 .

In contract year one:
.. no partial surrenders are made; and
.. the client makes a premium payment of $50,000.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is
  ($100,000 + $50,000) x 0.05% = $7,500;
.. Investment Back:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 7% = $11,025.
.. For Life:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 5% = $7,875.


EXAMPLE 3 .

In contract year one, the client makes a partial surrender of $5,000.

On the first contract anniversary,
.. Investment Back:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.07% = $7,000).
.. For Life:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.05% = $5,000).

EXAMPLE 4 .

In contract year one, no partial surrenders are made.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to withdrawal benefit base. The credit is $100,000
  x 0.05% = $5,000; and
.. the new withdrawal benefit base is $100,000 + $5,000 = $105,000.

In contract year two:
.. the client makes a partial surrender of $5,000.
.. no GMWB bonus is credited as the client made a partial surrender.

In contract year three:
.. the client does not make any partial surrenders;
.. no GMWB bonus is credited as the client had taken a partial surrender (in contract year two).


EXAMPLE 5 . In each of the first five contract years, a partial surrender of $5,000 is made. On the fifth contract anniversary, you may elect a step-up.

 THE ACCUMULATED VALUE IS:              $90,000                      $110,000
INVESTMENT BACK
 Prior to step-up
          Withdrawal Benefit
          Base                     =   $100,000                 =   $100,000
          Withdrawal Benefit           $100,000                     $100,000
          Payment                  =   x 0.07% = $7,000         =   x 0.07% = $7,000
          Remaining Withdrawal     =   $75,000                  =   $75,000
          Benefit Base
          ----------------------------------------------------------------------------------
 After step-up
          Withdrawal Benefit
          Base                     =   $90,000                  =   $110,000
          Withdrawal Benefit           $90,000                      $110,000
          Payment                  =   x 0.07% = $6,300         =   x 0.07% = $7,700
          Remaining Withdrawal     =   $90,000                  =   $110,000
          Benefit Base
          ----------------------------------------------------------------------------------
FOR LIFE
 Prior to step-up
          Withdrawal Benefit
          Base                     =   $100,000                 =   $100,000
          Withdrawal Benefit           $ 100,000                    $ 100,000
          Payment                  =   x 0.05% = $5,000         =   x 0.05% = $5,000
          Remaining Withdrawal     =   $75,000                  =   $75,000
          Benefit Base
          ----------------------------------------------------------------------------------
 After step-up
          Withdrawal Benefit
          Base                     =   $90,000                  =   $110,000
          Withdrawal Benefit            $90,000                     $110,000
          Payment                  =   x 0.05% = $4,500         =   x 0.05% = $5,500
          Remaining Withdrawal     =   $90,000                  =   $110,000
          Benefit Base
          ----------------------------------------------------------------------------------


EXCESS WITHDRAWAL EXAMPLES
The excess withdrawal examples assume the following:
    the client is age 62.
    the initial premium payment is $100,000.
    withdrawal benefit base prior to partial surrender = $100,000.

    remaining withdrawal benefit base prior to partial surrender = $100,000. Investment Back (7%) withdrawal benefit payment = $7,000.
    For Life (5%) withdrawal benefit payment = $5,000.
    partial surrender amount = $8,000 (excess amount for "Investment Back" is $1,000; excess amount for "For Life" is $3,000).

EXAMPLE 1:
----------
In the first example, the accumulated value prior to partial surrender is $90,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,204.82. The new withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.


* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $1,000 (the amount of the excess withdrawal); and .. (b) is $1,204.82 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).


FOR LIFE . The amount of the adjustment* is $3,529.41. The new withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $3,529.41 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,120.48 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $1,120.48 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and

    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,352.94 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $3,352.94 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment $98,795.18. x 0.07% = $6,915.66.



FOR LIFE . The new withdrawal benefit payment $96,470.59 x 0.05% = $4,823.53.


EXAMPLE 2:
----------
In this example, the accumulated value prior to partial surrender is $110,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $1,000 = $99,000.


* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $1, 000 (the amount of the excess withdrawal); and .. (b) is $970.87 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000)


FOR LIFE . The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $2,857.14 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);

  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $902.91 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $7,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 - the actual amount surrendered that does not exceed the withdrawal benefit payment; and
.. (b) is $3,000 - a proportionate reduction for the excess withdrawal. The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $2,714.28 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment is $99,000 x 0.07% =
$6,930.



FOR LIFE . The new withdrawal benefit payment $97,000 x 0.05% = $4,850.

              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


           PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM// /CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION


                              DATED APRIL 29, 2005


This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity/sm// / (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated April 29, 2005.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                   Principal Investment Plus Variable Annuity
                         The Principal Financial Group
                                 P.O. Box 9382
                           Des Moines Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS



                                                                            Page


General Information and History.........................................

Independent Regsitered Public Accounting Firm...........................

Principal Underwriter...................................................

Calculation of Yield and Total Return...................................

Taxation Under Certain Retirement Plans.................................

Financial Statements

 Principal Life Insurance Company Separate Account B
  Report of Independent Registered Public Accounting Firm ...............


 Principal Life Insurance Company
  Report of Independent Registered Public Accounting Firm...............

  Financial Statements..................................................

GENERAL INFORMATION AND HISTORY


Principal Life Insurance Company (the "Company") is the issuer of the Principal Investment Plus Variable Annuity (the "Contract") and serves as custodian of its assets. The Company is a stock life insurance company with its home office at:
Principal Financial Group, Des Moines, Iowa 50392 and is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


On May 1, 2005, the International Account changed its name to the Diversified International Account.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


PRINCIPAL UNDERWRITER


Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. As the Contract is new, Princor has not received any commissions.


CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.


The Contract was not offered prior to January 4, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.


In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not include the effects of the subsequent class' annual fees and expenses. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.


The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

                                YIELD FOR THE PERIOD ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
 FOR CONTRACTS:                 7-DAY ANNUALIZED YIELD   7-DAY EFFECTIVE YIELD
 --------------                 ----------------------   ---------------------
-------------------------------------------------------------------------------
 without a surrender charge or
 a purchase payment credit      -1.23                   -0.50
 rider
-------------------------------------------------------------------------------
 with a surrender charge but
 without a purchase payment     -7.23                   -6.50
 credit rider
-------------------------------------------------------------------------------
 without a surrender charge
 but with a purchase payment    -1.64                   -1.10
 credit rider
-------------------------------------------------------------------------------


In addition, from time to time, the Separate Account will advertise the "yield" for certain other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2004 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

                                CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001    2.43                               2.38
 AIM V.I. SmallCap
 Equity                 August 29, 2003       1.95                              16.36
 AllianceBernstein
 Small Cap Growth       August 15, 1996       7.03       -2.97                   2.21
 American Century VP
 Inflation Protection   December 31, 2002    -2.07                               1.14
 American Century VP
 Ultra                  May 1, 2001           3.11                      /       -2.12
 American Century VP
 Vista                  October 5, 2001       8.08                      /        6.92
 Dreyfus IP Technology
 Growth                 August 31, 1999      -8.02      -17.52                  -8.58
 Fidelity VIP
 Contrafund             January 3, 1995       7.63       -0.27          /       12.49
 Fidelity VIP
 Equity-Income          November 3, 1986      3.75        2.41       9.79        9.49
 Fidelity VIP Growth    October 31, 1986     -4.26       -9.19       8.39        9.48
 Fidelity VIP Mid Cap   December 28, 1998    16.96       12.94                  18.92
 Fidelity VIP Overseas  January 28, 1987      5.80       -5.99       4.79        5.16
 Goldman Sachs VIT
 Core Small Cap Equity  February 13, 1998     8.78        7.05                   5.98
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998          18.22       15.86                   8.94
 Neuberger Berman AMT
 Fasciano               July 12, 2002         4.39                              10.94
 Neuberger Berman AMT
 High Income Bond       September 15, 2004                                      -5.57
 Neuberger Berman AMT
 Partners               March 22, 1994       11.40        1.64      10.53        9.39
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999     5.77        2.30                   4.48
 Principal VCF Asset
 Allocation              June 1, 1994         1.04        0.35       7.53        7.07
 Principal VCF Bond      December 18, 1987   -2.43        5.10       5.96        6.60
 Principal VCF Capital
 Value                   May 13, 1970         4.87        0.76       8.62       10.46
 Principal VCF
 Diversified
 International           May 2, 1994         13.43       -3.42       6.15        5.32
 Principal VCF Equity
 Growth                  June 1, 1994         1.87       -7.76      10.18        9.77
 Principal VCF Equity
 Income                  May 1, 1998         10.04       -1.84          /        1.26
 Principal VCF Equity
 Value                  August 30, 2004                                          4.83
 Principal VCF
 Government Securities   April 9, 1987       -3.83        4.68       5.86        6.21
 Principal VCF Growth    May 2, 1994          1.92      -10.27       3.86        4.04
 Principal VCF
 International
 Emerging Markets        October 24, 2000    17.23           /                  10.33
 Principal VCF
 International
 SmallCap                May 1, 1998         22.48        1.09          /        9.66
 Principal VCF
 LargeCap Blend          May 1, 2002          2.89           /                   2.33
 Principal VCF
 LargeCap Stock Index    May 3, 1999          2.92       -4.75                  -2.65
 Principal VCF
 LargeCap Value          May 1, 2002          5.58                               5.30
 Principal VCF Limited
 Term Bond               May 1, 2003         -6.06                              -6.22
 Principal VCF MidCap    December 18, 1987   10.19        7.61      12.01       12.95
 Principal VCF MidCap
 Growth                  May 1, 1998          4.33       -1.19                   0.24
 Principal VCF MidCap
 Value                   May 3, 1999         15.04       12.11          /       12.50
 Principal VCF Money
 Market                  March 18, 1983      -6.44        0.63       2.50        3.98
 Principal VCF
 Principal LifeTime
 2010                   August 30, 2004                                          2.75
 Principal VCF
 Principal LifeTime
 2020                   August 30, 2004                                          4.06
 Principal VCF
 Principal LifeTime
 2030                   August 30, 2004                                          4.03
 Principal VCF
 Principal LifeTime
 2040                   August 30, 2004                                          5.21
 Principal VCF
 Principal LifeTime
 2050                   August 30, 2004                                          5.17
 Principal VCF
 Principal LifeTime
 Strategic Income       August 30, 2004                                          1.11
 Principal VCF Real
 Estate Securities       May 1, 1998         26.75       21.57                  13.61
 Principal VCF
 SmallCap Growth         May 1, 1998          3.76      -14.86                  -0.84
 Principal VCF
 SmallCap Value          May 1, 1998         15.45       15.45                  11.76
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     0.91                              -4.47
 T. Rowe Price Heath
 Sciences               December 29, 2000     7.86                              -1.48


                                CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------

 AIM V.I. Basic Value   September 10, 2001  8.43                             3.51
 AIM V.I. SmallCap
 Equity                 August 29, 2003     7.95                             22.36
 AllianceBernstein
 Small Cap Growth       August 15, 1996     13.03     -2.31                  2.21
 American Century VP
 Inflation Protection   December 31, 2002   3.93                             4.07
 American Century VP
 Ultra                  May 1, 2001         9.11                             -0.98
 American Century VP
 Vista                  October 5, 2001     14.08                            7.98
 Dreyfus IP Technology
 Growth                 August 31, 1999     -2.02     -16.26                 -8.04
 Fidelity VIP
 Contrafund             January 3, 1995     13.63     0.33                   12.49
 Fidelity VIP
 Equity-Income          November 3, 1986    9.75      2.95        9.79       9.49
 Fidelity VIP Growth    October 31, 1986    1.74      -8.32       8.39       9.48

 Fidelity VIP Mid Cap   December 28, 1998   22.96     13.30                  18.92
 Fidelity VIP Overseas  January 28, 1987    11.80     -5.24       4.79       5.16
 Goldman Sachs VIT
 Core Small Cap Equity  February 13, 1998   14.78     7.51                   5.98
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998         24.22     16.20                  8.94
 Neuberger Berman AMT
 Fasciano               July 12, 2002       10.39                            12.66
 Neuberger Berman AMT
 High Income Bond       September 15, 2004                                   0.43
 Neuberger Berman AMT
 Partners               March 22, 1994      17.40     2.20        10.53      9.39
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999   11.77     2.85                   4.75
 Principal VCF Asset
 Allocation              June 1, 1994       7.04      0.94        7.53       7.07
 Principal VCF Bond      December 18, 1987  3.57      5.59        5.96       6.60
 Principal VCF Capital
 Value                   May 13, 1970       10.87     1.34        8.62       10.46
 Principal VCF
 Diversified
 International           May 2, 1994        19.43     -2.74       6.15       5.32
 Principal VCF Equity
 Growth                  June 1, 1994       7.87      -6.95       10.18      9.77
 Principal VCF Equity
 Income                  May 1, 1998        16.04     -1.20                  1.26
 Principal VCF Equity
 Value                  August 30, 2004                                      10.83
 Principal VCF
 Government Securities   April 9, 1987      2.17      5.17        5.86       6.21
 Principal VCF Growth    May 2, 1994        7.92      -9.36       3.86       4.04
 Principal VCF
 International
 Emerging Markets        October 24, 2000   23.23                            10.85
 Principal VCF
 International
 SmallCap                May 1, 1998        28.48     1.66                   9.66
 Principal VCF
 LargeCap Blend          May 1, 2002        8.89                             4.10
 Principal VCF
 LargeCap Stock Index    May 3, 1999        8.92      -4.03                  -2.25
 Principal VCF                              1
 LargeCap Value          May 1, 2002        1.58                             7.00
 Principal VCF Limited
 Term Bond               May 1, 2003        -0.06                            -0.22
 Principal VCF MidCap    December 18, 1987  16.19     8.05        12.01      12.95
 Principal VCF MidCap
 Growth                  May 1, 1998        10.33     -0.56                  0.24
 Principal VCF MidCap
 Value                   May 3, 1999        21.04     12.49                  12.70
 Principal VCF Money
 Market                  March 18, 1983     -0.44     1.21        2.50       3.98
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004                                      8.75
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004                                      10.06
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004                                      10.03
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004                                      11.21
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004                                      11.17
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004                                      7.11
 Principal VCF Real
 Estate Securities       May 1, 1998        32.75     21.84                  13.61
 Principal VCF
 SmallCap Growth         May 1, 1998        9.76      -13.75                 -0.84
 Principal VCF
 SmallCap Value          May 1, 1998        21.45     15.79                  11.76
 T. Rowe Price Blue
 Chip Growth            December 29, 2000   6.91                             -3.62
 T. Rowe Price Heath
 Sciences               December 29, 2000   13.86                            -0.71

                                 CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------

 AIM V.I. Basic Value   September 10, 2001
 AIM V.I. SmallCap
 Equity                 August 29, 2003
 AllianceBernstein
 Small Cap Growth       August 15, 1996         4.35
 American Century VP
 Inflation Protection   December 31, 2002
 American Century VP
 Ultra                  May 1, 2001
 American Century VP
 Vista                  October 5, 2001
 Dreyfus IP Technology
 Growth                 August 31, 1999
 Fidelity VIP
 Contrafund             January 3, 1995
 Fidelity VIP
 Equity-Income          November 3, 1986                          9.13
 Fidelity VIP Growth    October 31, 1986                          7.74
 Fidelity VIP Mid Cap   December 28, 1998
 Fidelity VIP Overseas  January 28, 1987                          4.16
 Goldman Sachs VIT
 Core Small Cap Equity  February 13, 1998
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998
 Neuberger Berman AMT
 Fasciano               July 12, 2002
 Neuberger Berman High
 Income Bond            September 15, 2004
 Neuberger Berman AMT
 Partners               March 22, 1994                            9.86
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999
 Principal VCF Asset
 Allocation              June 1, 1994                             6.88
 Principal VCF Bond      December 18, 1987                        5.32
 Principal VCF Capital
 Value                   May 13, 1970                             7.96
 Principal VCF
 Diversified
 International           May 2, 1994                              5.51
 Principal VCF Equity
 Growth                  June 1, 1994                             9.52
 Principal VCF Equity
 Income                  May 1, 1998
 Principal VCF Equity
 Value                  August 30, 2004
 Principal VCF
 Government Securities   April 9, 1987                            5.23
 Principal VCF Growth    May 2, 1994                              3.24
 Principal VCF
 International
 Emerging Markets        October 24, 2000
 Principal VCF
 International
 SmallCap                May 1, 1998
 Principal VCF
 LargeCap Blend          May 1, 2002
 Principal VCF
 LargeCap Stock Index    May 3, 1999
 Principal VCF
 LargeCap Value          May 1, 2002
 Principal VCF Limited
 Term Bond               May 1, 2003
 Principal VCF MidCap    December 18, 1987                        11.34
 Principal VCF MidCap
 Growth                  May 1, 1998
 Principal VCF MidCap
 Value                   May 3, 1999
 Principal VCF Money
 Market                  March 18, 1983                           1.88
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004
 Principal VCF Real
 Estate Securities       May 1, 1998                    20.74
 Principal VCF
 SmallCap Growth         May 1, 1998
 Principal VCF
 SmallCap Value          May 1, 1998
 T. Rowe Price Blue
 Chip Growth            December 29, 2000
 T. Rowe Price Heath
 Sciences               December 29, 2000

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement
--------------
annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2004 and 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple's Adjusted Gross Income is between $150,000 and $160,000; assuming taxes are filed jointly.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  -----------------------------------------------------------------------------------------------------------------
                   MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------  ----------------------------------------
                                 LIMITED                    NO                                LIMITED           NO
           YEAR                 DEDUCTION               DEDUCTION               YEAR         DEDUCTION      DEDUCTION
           ----                 ---------               ---------               ----         ---------      ---------
           2004                  $65,000                 $ 75,000               2004          $45,000        $55,000
                                                                                2005
           2005                  $70,000                 $ 80,000            and beyond       $50,000        $60,000
           2006                  $75,000                 $ 85,000
      2007 and beyond            $80,000                 $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.


Taxation of Distributions. Distributions from IRA Contracts are taxed as
--------------------------
ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must
-----------------------
commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable
-------------------
portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type
--------------
of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

                    SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ---------------------------------------------------------------------------
        YEAR                       EMPLOYER ANNUAL CONTRIBUTION
        ----                       ----------------------------
   2002              Lesser of 15% of the employee's compensation or $30,000.
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SEPs and
--------------------------
SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum
-----------------------
required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and
-------------------
from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type
--------------
of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $7,000 limit in 2002) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $7,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2002 ($11,000 - $7,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are
--------------------------
subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required
-----------------------
distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same
-------------------
manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a
-------------
Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2004 and 2005 and $1,000 in 2006 and beyond.

       ROTH IRA - MAXIMUM ANNUAL CONTRIBUTION
  ------------------------------------------------
  YEAR  INDIVIDUAL ROTH IRA   CATCH-UP CONTRIBUTION
  ----  -------------------   ---------------------
  2004        $3,000                 $  500
  2005        $4,000                 $  500
  2006        $4,000                 $1,000
  2007        $4,000                 $1,000
  2008        $5,000                 $1,000

Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.


The maximum contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000 (see chart below).


If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

            MODIFIED ADJUSTED GROSS INCOME
  ------------------------------------------------------------------------------------------------------------------------
          SINGLE             MARRIED FILING JOINT       ROTH IRA CONTRIBUTION
          ------             --------------------       ---------------------
      $95,000 or less          $150,000 or less           Full Contribution
    $95,000 - $110,000       $150,000 - $160,0000       Partial Contribution*
      $110,000 & over           $160,000 & over            No Contribution

  *Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.


Married person whose filing status is "married, filing separately" may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.


Taxation of Distribution. Qualified distributions are received income-tax free
-------------------------
by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.


FINANCIAL STATEMENTS





             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I (formerly INVESCO VIF-Dynamics), AIM V.I. Growth Series I, AIM V.I. Health Sciences Series I (formerly INVESCO VIF-Health Sciences), AIM V.I. Premier Equity Series I, AIM V.I. Small Company Growth Series I (formerly INVESCO VIF-Small Company Growth), AIM V.I. Technology Series I (formerly INVESCO VIF-Technology), American Century VP Income & Growth Class I, American Century VP Ultra Class I, American Century VP Value Class II, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus IP Founders Discovery Initial Shares, Equity Growth, Equity Income (formerly Utilities), Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP II Contrafund Service Class, Government Securities, Growth, International, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate Securities (formerly Real Estate), SmallCap, SmallCap Growth, SmallCap Value, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2004, and the related statements of operations for the year then ended, and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



March 11, 2005

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2004



                                                                           AIM V.I.          AIM V.I.
                                                                          Core Equity        Dynamics
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $36,736,218       $2,536,432

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $36,736,218       $2,536,432
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $         -       $        -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                           29,834,126        1,547,470
   The Principal Variable Annuity With Purchase Payment Credit Rider         6,902,092          988,962
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $36,736,218       $2,536,432
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $42,695,361       $2,123,653
Shares of mutual fund owned                                                  1,625,496          190,137

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            3,478,176          189,116
   The Principal Variable Annuity With Purchase Payment Credit Rider           824,750          123,521
Accumulation unit value:
   Bankers Flexible Annuity                                                $         -       $        -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                 8.58             8.18
   The Principal Variable Annuity With Purchase Payment Credit Rider              8.37             8.01

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                $         -       $        -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                          AIM V.I.                            American
                       AIM V.I.         AIM V.I.           Small                             Century VP
     AIM V.I.           Health           Premier          Company          AIM V.I.           Income &
      Growth           Sciences          Equity            Growth         Technology           Growth
     Series I          Series I         Series I          Series I         Series I            Class I
     Division          Division         Division          Division         Division           Division
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397

              -                 -                -                 -                 -                 -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397
==============================================================================================================
==============================================================================================================



              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         5,317,435
     17,082,631         9,172,752       26,537,714         2,751,458         4,545,257        19,180,103
      2,523,994         5,283,693        6,955,055         1,151,116         2,192,966         9,361,859

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397
==============================================================================================================
==============================================================================================================

    $32,854,238       $12,669,569      $41,269,821        $3,281,110        $6,028,451       $28,385,989
      1,221,597           764,891        1,572,430           253,249           542,530         4,625,601


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -           517,349
      2,878,882           927,769        3,551,446           323,220           826,016         1,884,907
        435,978           546,166          953,990           138,200           407,304           940,262

              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -             10.28
           5.93              9.89             7.47              8.51              5.50             10.18
           5.79              9.67             7.29              8.33              5.38              9.96


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                           American          American
                                                                          Century VP        Century VP
                                                                             Ultra            Value
                                                                            Class I          Class II
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $10,692,090      $31,569,383

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $10,692,090      $31,569,383
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                             7,025,889       21,373,258
   The Principal Variable Annuity With Purchase Payment Credit Rider          3,666,201       10,196,125
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $10,692,090      $31,569,383
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $  9,282,830      $27,121,168
Shares of mutual fund owned                                                   1,052,371        3,612,057

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                               748,741        1,772,184
   The Principal Variable Annuity With Purchase Payment Credit Rider            399,297          858,854
Accumulation unit value:
   Bankers Flexible Annuity                                                           -                -
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                                  9.38            12.06
   The Principal Variable Annuity With Purchase Payment Credit Rider               9.18            11.87

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                           -                -
                                                                                      -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

                                                                          Dreyfus IP
                                                                           Founders
      Asset                                               Capital          Discovery          Equity
    Allocation         Balanced           Bond              Value        Initial Shares       Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537

              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537
===========================================================================================================
===========================================================================================================



    $         -       $          -     $          -   $    2,649,108       $         -      $          -
              -                  -                -        3,049,743                 -                 -
              -                  -                -          352,952                 -                 -
              -          2,147,621        1,172,596        3,089,998                 -                 -
        126,151          8,909,859        7,496,560       20,648,817                 -           149,668
              -                  -       12,440,197        4,738,358                 -                 -
     76,000,994         85,864,703      176,179,463      159,111,228         8,416,142       187,242,152
     11,377,254         12,580,729       55,200,336       20,480,374         4,902,955        19,925,717

              -                  -                -           25,548                 -                 -
              -                  -                -          230,680                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537
===========================================================================================================
===========================================================================================================

    $83,748,166       $110,900,029     $241,989,744     $202,502,746       $11,244,809      $227,764,604
      7,125,766          7,636,186       20,510,898        6,618,611         1,359,092        12,941,170


              -                  -                -           79,078                 -                 -
              -                  -                -          518,596                 -                 -
              -                  -                -           52,523                 -                 -
              -          1,164,862          610,464        1,109,724                 -                 -
        111,630          4,713,627        3,782,369        7,193,446                 -           160,092
              -                  -          953,030          487,291                 -                 -
      3,663,462          4,843,328        9,744,235        6,766,626           991,181         6,944,561
        562,090            727,329        3,129,145          892,699           590,133           757,455

    $         -       $          -     $          -   $        33.50       $         -      $          -
              -                  -                -             5.88                 -                 -
              -                  -                -             6.72                 -                 -
              -               1.84             1.92             2.78                 -                 -
           1.13               1.89             1.98             2.87                 -               .93
              -                  -            13.05             9.72                 -                 -
          20.75              17.73            18.08            23.51              8.49            26.96
          20.24              17.30            17.64            22.94              8.31            26.31


              -                  -                -              763                 -                 -
              -                  -                -           34,350                 -                 -

    $         -       $          -     $          -   $        33.48       $         -      $          -
                                 -                -                                  -                 -
              -                  -                -             6.72                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                                           Fidelity VIP
                                                                                          Equity-Income
                                                                            Equity           Service
                                                                            Income           Class 2
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $40,432,439      $48,616,288

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $40,432,439      $48,616,288
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                              75,686                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                            31,719,368       31,921,496
   The Principal Variable Annuity With Purchase Payment Credit Rider          8,637,385       16,694,792
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $40,432,439      $48,616,288
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $42,544,819      $41,025,147
Shares of mutual fund owned                                                   4,487,507        1,937,676

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                              81,600                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                             2,892,715        2,825,582
   The Principal Variable Annuity With Purchase Payment Credit Rider            807,344        1,501,244
Accumulation unit value:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                 .93                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                                 10.97            11.30
   The Principal Variable Annuity With Purchase Payment Credit Rider              10.70            11.12

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

   Fidelity VIP    Fidelity VIP II
      Growth          Contrafund                                                          International
     Service           Service         Government                                            Emerging
      Class             Class          Securities          Growth        International   Markets Division
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228
===========================================================================================================
===========================================================================================================



  $           -       $         -      $          -     $          -      $          -      $         -
              -                 -           227,440                -                 -                -
              -                 -            54,290                -                 -                -
              -                 -         1,453,687        2,677,206         1,683,545                -
              -                 -         8,619,985       13,573,266         7,548,540          210,944
              -                 -         5,573,853                -         3,387,106                -
     33,647,531        66,087,817       223,389,875       92,212,417       138,882,544       20,783,514
      7,724,988        16,883,033        67,192,602        6,531,558        32,500,281       11,246,770

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228
===========================================================================================================
===========================================================================================================

    $55,317,213   $72,183,863          $298,719,135     $150,317,177      $162,357,220      $24,712,868
      1,297,758   3,127,435              26,332,623        9,631,026        13,381,964        2,181,409


              -   -                               -                -                 -                -
              -   -                          83,420                -                 -                -
              -   -                          18,230                -                 -                -
              -   -                         724,101        1,716,285           904,111                -
              -   -                       4,172,631        8,492,862         3,958,031          122,475
              -   -                         546,200                -           324,290                -
      4,224,568   5,682,528              12,581,631        6,002,555         7,928,191        1,269,738
        994,099   1,487,878               3,878,705          435,781         1,901,572          704,238

  $           -     $-                     $   -            $  -            $   -           $     -
              -     -                       2.73               -                 -                -
              -     -                       2.98               -                 -                -
              -     -                       2.01             1.56                  1.86           -
              -     -                       2.07             1.60                  1.91             1.72
              -     -                       10.20              -                   10.44          -
           7.96     11.63                   17.76            15.36                 17.52            16.37
           7.77     11.35                   17.32            14.99                 17.09            15.97


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                                           Janus Aspen
                                                                                             Mid Cap
                                                                         International        Growth
                                                                           SmallCap       Service Shares
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $74,477,515      $17,664,606

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $74,477,515      $17,664,606
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                            196,277                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                           58,366,876       11,270,117
   The Principal Variable Annuity With Purchase Payment Credit Rider        15,914,362        6,394,489
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $74,477,515      $17,664,606
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $54,723,629      $16,024,393
Shares of mutual fund owned                                                  4,203,020          696,554

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                            132,165                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            3,108,307        1,801,622
   The Principal Variable Annuity With Purchase Payment Credit Rider           868,649        1,047,731
Accumulation unit value:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.49                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                18.78             6.26
   The Principal Variable Annuity With Purchase Payment Credit Rider             18.32             6.10

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                       LargeCap         LargeCap
     LargeCap           Growth            Stock           LargeCap          Limited
      Blend             Equity            Index            Value           Term Bond          MidCap
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061

              -                 -                 -                                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061
===========================================================================================================
===========================================================================================================



              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -        3,319,798
              -            71,265           604,419                -                 -       16,613,537
              -         1,967,554        16,345,544                -         4,039,084        4,745,191
     58,657,704        10,446,702        79,850,345       53,619,384        34,557,247      255,531,393
     27,675,222         5,767,061        30,389,562       21,197,296        15,918,555       42,440,142

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061
===========================================================================================================
===========================================================================================================

    $77,610,838       $17,761,394      $121,154,199      $63,126,692       $54,078,620     $261,621,621
      8,045,939         3,967,952        14,502,836        6,297,700         5,386,846        8,141,561


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -        1,013,404
              -            96,454           591,693                -                 -        4,930,972
              -           168,723         1,779,749                -           402,755          287,334
      5,334,583         1,907,826         8,894,019        4,559,781         3,468,401        8,091,552
      2,556,893         1,079,497         3,469,325        1,831,254         1,613,400        1,377,397

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -             3.28
              -               .74              1.02                -                 -             3.37
              -             11.66              9.18                -             10.03            16.51
          11.00              5.48              8.98            11.76              9.96            31.58
          10.82              5.34              8.76            11.58              9.87            30.81


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

              -                 -                 -                -                 -                -
             -                 -                 -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004




                                                                            MidCap            MidCap
                                                                            Growth            Value
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $48,681,018      $66,587,093

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $48,681,018      $66,587,093
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             71,570          446,590
   Principal Freedom Variable Annuity                                        1,550,771        6,727,091
   The Principal Variable Annuity                                           34,062,621       41,431,309
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,996,056       17,982,103
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $48,681,018      $66,587,093
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $43,333,804      $56,340,014
Shares of mutual fund owned                                                  4,947,258        4,329,460

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             67,538          303,831
   Principal Freedom Variable Annuity                                          137,754          325,687
   The Principal Variable Annuity                                            3,310,695        2,980,080
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,294,663        1,321,858
Accumulation unit value:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.06             1.47
   Principal Freedom Variable Annuity                                            11.26            20.66
   The Principal Variable Annuity                                                10.29            13.90
   The Principal Variable Annuity With Purchase Payment Credit Rider             10.04            13.60

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                                            Templeton
                                                                                              Growth
      Money          Real Estate                          SmallCap         SmallCap         Securities
  Market Division     Securities    SmallCap Division      Growth            Value           Class 2
                       Division                           Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542
===========================================================================================================
===========================================================================================================



              -                 -                 -                -                 -                -
        194,465                 -                 -                -                 -                -
          7,366                 -                 -                -                 -                -
      1,340,582                 -                 -                -                 -                -
      7,682,241           623,826            94,736           88,796           427,374
      6,014,344                 -         4,834,805        1,459,035                 -        1,851,542
     54,716,495        83,118,274        48,020,709       37,134,052        57,160,320                -
     19,650,833        32,069,164        13,879,857        7,862,199        20,709,835                -

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542
===========================================================================================================
===========================================================================================================

    $89,606,326     $  86,877,581       $56,369,545      $64,322,628       $58,684,948       $1,615,461
     89,606,326         6,477,140         6,997,917        5,004,812         4,652,260          144,314


              -                 -                 -                -                 -                -
         91,205                 -                 -                -                 -                -
          3,205                 -                 -                -                 -                -
        915,966                 -                 -                -                 -                -
      5,107,736           308,019            86,281          129,363           265,663                -
        538,270                 -           339,221          172,589                 -          127,283
      4,160,636         3,526,899         4,216,107        3,913,603         2,703,530                -
      1,531,497         1,394,674         1,249,019          849,295         1,003,935                -

              -                 -                 -                -                 -                -
           2.13                 -                 -                -                 -                -
           2.30                 -                 -                -                 -                -
           1.46                 -                 -                -                 -                -
           1.50              2.03              1.10              .69               1.61               -
          11.17                 -             14.25             8.45                 -             14.55
          13.15             23.57             11.39             9.49              21.14               -
          12.83             22.99             11.11             9.26              20.63               -


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2004


                                                                                              AIM V.I.
                                                AIM V.I.       AIM V.I.       AIM V.I.         Health
                                               Core Equity     Dynamics        Growth         Sciences
                                                Series I       Series I       Series I        Series I
                                                Division     Division (1)     Division      Division (2)
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                    $    349,555  $          - $            - $            -

Expenses:
   Mortality and expense risks                       462,158        27,982         247,023       165,694
   Separate account rider charges                     39,599         5,058          14,419        28,792
                                             --------------------------------------------------------------
 Net investment income (loss)                      (152,202)       (33,040)       (261,442)     (194,486)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund          (1,312,668)       101,967      (2,500,096)      109,932
   shares
Capital gains distributions                               -              -               -             -
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments     (1,312,668)       101,967      (2,500,096)      109,932

Change in net unrealized appreciation or
   depreciation of investments                    4,098,022        201,932       4,006,596       851,849
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            $2,633,152       $270,859      $1,245,058      $767,295
   resulting from operations
                                             ==============================================================

(1)      Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.
(2)      Represented the operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.
(3)      Represented the operations of INVESCO VIF - Small Company Growth Division until October 15, 2004 name change.
(4)      Represented the operations of INVESCO VIF - Technology Division until October 15, 2004 name change.

See accompanying notes.

                     AIM V.I.                          American
    AIM V.I.       Small Company                      Century VP       American         American
     Premier          Growth          AIM V.I.     Income & Growth    Century VP       Century VP
     Equity          Series I        Technology        Class I           Ultra            Value
    Series I       Division (3)       Series I         Division         Class I         Class II
    Division                        Division (4)                       Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


   $   151,958     $          -     $           -      $  378,325    $          -        $  135,494


       417,490           38,559            75,872         345,360         115,501           268,471
        38,534            5,388            11,354          48,940          18,445            40,509
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (304,066)         (43,947)          (87,226)        (15,975)       (133,946)         (173,486)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


    (1,261,162)          47,357            69,247         129,725          98,751            81,873
             -                -                 -               -               -           124,369
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    (1,261,162)          47,357            69,247         129,725          98,751           206,242


     2,925,976          403,683           211,498       3,221,174         886,645         2,831,103
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $1,360,748         $407,093          $193,519      $3,334,924        $851,450        $2,863,859
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004




                                                  Asset                                       Capital
                                               Allocation      Balanced         Bond            Value
                                                Division       Division       Division        Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                     $2,770,423     $2,316,894    $11,077,635    $ 2,956,013

Expenses:
   Mortality and expense risks                    1,062,241      1,272,426      2,910,854      2,360,277
   Separate account rider charges                    61,364         66,687        299,684        107,947
                                             --------------------------------------------------------------
 Net investment income (loss)                     1,646,818        977,781      7,867,097        487,789
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund            (217,459)    (1,311,004)       468,307        (83,410)
   shares
Capital gains distributions                               -              -              -              -
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments       (217,459)    (1,311,004)       468,307        (83,410)

Change in net unrealized appreciation or
   depreciation of investments                    4,338,407      9,300,553        233,481     21,151,905
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            $5,767,766     $8,967,330    $ 8,568,885    $21,556,284
   resulting from operations
                                             ==============================================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

   Dreyfus IP                                        Fidelity VIP    Fidelity VIP    Fidelity VIP II
    Founders                                        Equity-Income       Growth         Contrafund
    Discovery         Equity           Equity          Service          Service          Service
  Initial Shares      Growth           Income          Class 2           Class            Class
    Division          Division      Division (1)       Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -     $ 1,074,442       $1,350,944       $  389,006       $ 67,242        $  165,903


        120,884        2,531,381          404,704          450,282        514,398           883,159
         21,902          102,298           39,901           73,696         43,299            82,515
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (142,786)      (1,559,237)         906,339         (134,972)      (490,455)         (799,771)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


         29,736       (4,623,782)        (385,332)          91,709     (1,651,702)           73,905
              -                -                -          101,378              -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
         29,736       (4,623,782)        (385,332)         193,087     (1,651,702)           73,905


      1,096,731       21,356,719        4,842,988        3,846,760      2,783,528        10,309,229
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $   983,681      $15,173,700       $5,363,995       $3,904,875       $641,371        $9,583,363
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004



                                                                                           International
                                               Government                                     Emerging
                                               Securities   Growth Division International Markets Division
                                                Division                      Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                   $15,082,120    $    386,547  $  1,465,872      $  188,780

Expenses:
   Mortality and expense risks                   3,902,459       1,337,818     1,837,378         289,793
   Separate account rider charges                  420,408          37,479       143,613          48,592
                                             --------------------------------------------------------------
 Net investment income (loss)                   10,759,253        (988,750)     (515,119)       (149,605)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund            844,420      (8,599,871)     (224,271)        169,734
   shares
Capital gains distributions                              -               -             -       2,257,060
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments       844,420      (8,599,871)     (224,271)      2,426,794

Change in net unrealized appreciation or
   depreciation of investments                  (4,830,862)     18,400,651    30,034,471       3,339,174
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets         $  6,772,811     $ 8,812,030   $29,295,081      $5,616,363
   resulting from operations
                                             ==============================================================

See accompanying notes.

                    Janus Aspen
                      Mid Cap                          LargeCap        LargeCap
  International       Growth          LargeCap          Growth           Stock          LargeCap
    SmallCap      Service Shares        Blend           Equity           Index            Value
    Division         Division         Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


  $    465,210   $             -     $   815,806          $ 44,148    $ 1,792,116     $   938,427


       749,992          198,052          844,286           201,908      1,331,728         720,309
        70,921           34,286          128,820            32,756        158,141          96,978
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (355,703)        (232,338)        (157,300)         (190,516)       302,247         121,140
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


       395,293          (67,783)         129,475           (31,099)      (142,145)        147,176
             -                -        3,956,786                 -              -       1,047,978
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       395,293          (67,783)       4,086,261           (31,099)      (142,145)      1,195,154


    15,787,464        3,102,550        2,619,320           547,402      9,890,911       5,706,166
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

   $15,827,054       $2,802,429       $6,548,281          $325,787    $10,051,013      $7,022,460
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004

                                                                                               MidCap
                                                 Limited                       MidCap
                                                Term Bond       MidCap         Growth          Value
                                                Division       Division       Division        Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                 $           -     $  3,476,228   $         -    $    49,110

Expenses:
   Mortality and expense risks                     480,488        3,497,902       545,233         597,484
   Separate account rider charges                   66,830          204,258        67,001          78,679
                                             --------------------------------------------------------------
 Net investment income (loss)                     (547,318)        (225,932)     (612,234)       (627,053)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund             13,803        3,758,540        23,555         226,104
   shares
Capital gains distributions                              -       29,227,713             -       6,933,117
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments        13,803       32,986,253        23,555       7,159,221

Change in net unrealized appreciation or
   depreciation of investments                     458,145       12,236,760     4,992,053       3,813,251
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets             $(75,370)     $44,997,081    $4,403,374
   resulting from operations                                                                  $10,345,419
                                             ==============================================================

(1) Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

                                                                                        Templeton
                                                                                         Growth
                    Real Estate                        SmallCap        SmallCap        Securities
      Money         Securities        SmallCap          Growth           Value           Class 2
 Market Division   Division (1)       Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


     $  835,714      $ 2,049,437    $           -    $           -   $   110,765          $ 16,308


      1,095,446        1,089,136          683,770          527,930       806,790            12,251
        124,218          139,445           64,255           41,065        96,602                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (383,950)         820,856         (748,025)        (568,995)     (792,627)            4,057
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


              -        1,103,146           85,593       (3,118,767)      748,766            10,940
              -        9,760,413                -                -     6,644,092                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
              -       10,863,559           85,593       (3,118,767)    7,392,858            10,940


              -       14,844,756       10,633,387        7,691,704     6,471,081           207,060
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

     $ (383,950)     $26,529,171      $ 9,970,955       $4,003,942   $13,071,312          $222,057
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2004 and 2003



                                                      AIM V.I.                        AIM V.I.
                                                    Core Equity                       Dynamics
                                                      Series I                        Series I
                                                      Division                      Division (1)
                                           ------------------------------- --------------------------------
                                                2004           2003             2004            2003
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)            $   (152,202) $    (103,085)      $  (33,040)   $    (14,541)
     Net realized gains (losses) on
       investments                             (1,312,668)    (2,904,706)         101,967          12,763
     Change in net unrealized
       appreciation or depreciation of                                                            310,340
       investments                              4,098,022      9,923,491          201,932
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                    2,633,152      6,915,700          270,859         308,562
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              3,933,502      6,542,195        1,443,645       1,803,907
   Administration charges                         (14,243)       (16,246)            (270)           (141)
   Contingent sales charges                       (50,403)       (66,785)          (1,569)           (881)
   Contract terminations                       (2,758,095)    (2,811,000)         (73,235)        (29,106)
   Death benefit payments                        (178,927)      (264,248)               -               -
   Flexible withdrawal option payments           (638,043)      (742,859)         (15,551)         (6,369)
   Transfer payments to other contracts        (4,011,587)    (4,906,450)      (1,126,188)       (394,445)
   Annuity payments                                     -              -                -               -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                      (3,717,796)    (2,265,393)         226,832       1,372,965
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      (1,084,644)     4,650,307          497,691       1,681,527

Net assets at beginning of period              37,820,862     33,170,555        2,038,741         357,214
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $36,736,218    $37,820,862       $2,536,432      $2,038,741
                                           =============================== ================================

(1) Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.
(2) Represented the operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.

See accompanying notes.

                                                 AIM V.I.                            AIM V.I.
             AIM V.I.                             Health                             Premier
              Growth                             Sciences                             Equity
             Series I                            Series 1                            Series I
             Division                          Division (2)                          Division
----------------------------------------------------------------------- -----------------------------------
      2004              2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


   $   (261,442)  $    (231,912)       $   (194,486)  $   (125,944)       $   (304,066)    $    (309,379)

     (2,500,096)     (3,698,841)            109,932        (80,827)         (1,261,162)       (1,931,457)

----------------------------------------------------------------------- -----------------------------------
      4,006,596       8,522,752             851,849      2,291,382           2,925,976         8,657,841
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      1,245,058                             767,295      2,084,611                             6,417,005
                      4,591,999                                              1,360,748



      2,076,652       2,921,012           4,300,765      5,541,177           3,667,420         7,157,212
         (5,897)         (6,286)             (3,485)        (2,778)             (6,626)           (7,644)
        (31,161)        (28,226)            (19,571)       (12,459)            (44,048)          (44,892)
     (1,744,526)     (1,343,370)           (756,149)      (433,839)         (2,359,913)       (2,056,163)
        (98,999)        (54,747)            (18,549)        (6,184)           (109,428)         (234,753)
       (255,922)       (288,978)           (118,464)       (83,096)           (473,002)         (510,080)
     (1,969,007)     (2,357,133)         (1,941,636)    (1,214,703)         (3,021,287)       (3,552,051)
              -               -                   -              -                   -                 -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     (2,028,860)                          1,442,911      3,788,118                               751,629
                     (1,157,728)                                            (2,346,884)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       (783,802)      3,434,271           2,210,206      5,872,729            (986,136)        7,168,634

     20,390,427      16,956,156          12,246,239      6,373,510          34,478,905        27,310,271
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $19,606,625     $20,390,427         $14,456,445    $12,246,239         $33,492,769       $34,478,905
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted

                                                      AIM V.I.
                                                        Small
                                                       Company                        AIM V.I.
                                                       Growth                        Technology
                                                      Series I                        Series I
                                                    Division (1)                    Division (2)
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (43,947)   $    (23,860)     $   (87,226)  $    (44,540)
     Net realized gains (losses) on
       investments                                47,357         (10,029)          69,247        (41,504)
     Change in net unrealized
       appreciation or depreciation of           403,683
       investments                                               487,677          211,498      1,133,877
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                            453,788          193,519
   resulting from operations                     407,093                                       1,047,833
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             2,030,511       1,441,771        3,832,504      4,922,714
   Administration charges                           (537)           (289)            (893)          (829)
   Contingent sales charges                       (2,477)         (4,298)          (4,472)        (3,577)
   Contract terminations                        (132,865)       (110,457)        (223,279)      (118,005)
   Death benefit payments                              -               -           (5,546)        (1,101)
   Flexible withdrawal option payments           (10,141)         (7,277)        (106,060)       (35,858)
   Transfer payments to other contracts         (885,792)       (500,675)      (2,525,167)    (1,590,439)
   Annuity payments                                    -               -                -              -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                           818,775          967,087
   principal transactions                        998,699                                       3,172,905
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      1,405,792       1,272,563        1,160,606      4,220,738

Net assets at beginning of period              2,496,782       1,224,219        5,577,617      1,356,879
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $3,902,574      $2,496,782       $6,738,223     $5,577,617
                                           ================================================================

(1) Represented the operations of INVESCO VIF - Small Company Growth Division until October 15, 2004 name change.

(2) Represented the operations of INVESCO VIF - Technology Division until October 15, 2004 name change.

See accompanying notes.

             American
            Century VP                           American                            American
             Income &                           Century VP                          Century VP
              Growth                              Ultra                               Value
              Class I                            Class I                             Class II
             Division                            Division                            Division
 ---------------------------------- ----------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
 ---------------------------------- ----------------------------------- -----------------------------------


   $     (15,975)   $     (41,975)     $    (133,946)   $   (97,716)      $    (173,486)  $    (49,280)

         129,725         (160,698)            98,751        (79,603)            206,242         (6,818)

       3,221,174        4,819,595            886,645      1,424,749           2,831,103      1,686,630
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

       3,334,924        4,616,922            851,450      1,247,430           2,863,859      1,630,532



       9,828,665       10,218,486          4,360,237      2,927,583          20,605,581      8,985,918
          (5,557)          (3,560)            (2,018)        (1,742)             (4,573)        (1,114)
         (28,626)         (18,233)           (10,253)        (9,358)            (25,390)        (6,831)
      (1,742,509)        (804,312)          (447,625)      (346,709)         (1,063,428)      (261,686)
         (81,498)         (10,074)           (43,323)        (8,725)            (12,726)             -
        (361,642)        (271,922)           (74,382)       (51,921)           (170,355)      (667,673)
      (1,897,927)      (2,478,544)        (1,893,775)      (654,233)         (2,604,365)       (62,670)
               -                -                  -              -                   -              -
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

       5,710,906        6,631,841          1,888,861        1,854,895        16,724,744        7,985,944
 ---------------------------------- ----------------------------------- -----------------------------------
       9,045,830       11,248,763          2,740,311        3,102,325        19,588,603        9,616,476

      24,813,567       13,564,804          7,951,779        4,849,454        11,980,780        2,364,304
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
     $33,859,397      $24,813,567        $10,692,090       $7,951,779       $31,569,383      $11,980,780
 ================================== =================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted

                                                        Asset
                                                     Allocation                        Balanced
                                                      Division                         Division
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
                                                 2004           2003             2004            2003
                                           -------------------------------- --------------------------------
                                           --------------------------------
 Increase (decrease) in net assets from operations:
    Net investment income (loss)            $  1,646,818    $     475,066   $       977,781  $   1,763,192
    Net realized gains (losses) on                                                              (3,761,560)
      investments                               (217,459)      (1,888,873)       (1,311,004)
    Change in net unrealized
      appreciation or depreciation of
      investments                              4,338,407       15,469,547         9,300,553     18,072,534
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Net increase (decrease) in net assets         5,767,766       14,055,740         8,967,330     16,074,166
    resulting from operations
 Changes from principal transactions:
    Purchase payments, less sales
      charges, per payment fees and
      applicable premium taxes                13,590,714       11,761,426        16,450,655     18,779,318
    Administration charges                       (25,327)         (29,105)          (48,334)       (42,969)
    Contingent sales charges                    (127,224)        (156,397)         (171,042)      (169,951)
    Contract terminations                     (7,381,199)      (7,402,576)      (15,063,060)   (11,408,037)
    Death benefit payments                      (719,957)        (341,236)         (938,339)      (599,887)
    Flexible withdrawal option payments       (1,719,111)      (1,859,777)       (2,485,297)    (2,545,782)
    Transfer payments to other contracts      (6,166,575)      (6,141,478)       (6,879,751)    (8,997,884)
    Annuity payments                                   -                -                 -              -
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Increase (decrease) in net assets from       (2,548,679)      (4,169,143)       (9,135,168)    (4,985,192)
    principal transactions
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Total increase (decrease)                     3,219,087        9,886,597          (167,838)    11,088,974

 Net assets at beginning of period            84,285,312       74,398,715       109,670,750     98,581,776
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Net assets at end of period                 $87,504,399      $84,285,312      $109,502,912   $109,670,750
                                           ================================ ================================

See accompanying notes.

                                                                                    Dreyfus IP
                                                                                     Founders
                                                 Capital                            Discovery
               Bond                               Value                           Initial Shares
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


 $    7,867,097     $    6,629,668  $       487,789  $       493,736      $    (142,786)  $      (51,470)

        468,307            694,334          (83,410)      (4,531,146)            29,736           20,353

        233,481           (229,444)      21,151,905       43,922,707          1,096,731        1,177,986
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      8,568,885          7,094,558       21,556,284       39,885,297            983,681        1,146,869



     71,582,216         97,781,743       26,916,475       26,528,937          7,056,021      4,670,327
        (93,648)           (87,292)        (100,193)         (84,185)            (1,744)          (635)
       (343,497)          (424,783)        (280,562)        (268,398)            (7,245)        (3,693)
    (21,765,632)       (23,108,476)     (25,050,845)     (20,481,847)          (269,376)      (113,190)
     (1,710,729)        (1,479,648)      (1,294,947)        (693,211)            (2,113)             -
     (5,928,221)        (6,658,430)      (2,906,897)      (3,045,849)           (53,239)       (18,693)
    (31,889,037)       (49,825,765)      (9,851,113)     (12,151,950)          (979,015)      (449,843)
              -                  -                -                -                  -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      9,851,452         16,197,349      (12,568,082)     (10,196,503)         5,743,289      4,084,273
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     18,420,337         23,291,907        8,988,202       29,688,794          6,726,970      5,231,142

    234,068,815        210,776,908      205,388,604      175,699,810          6,592,127      1,360,985
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
   $252,489,152       $234,068,815     $214,376,806     $205,388,604        $13,319,097     $6,592,127
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                       Equity                          Equity
                                                       Growth                          Income
                                                      Division                      Division (1)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $   (1,559,237)$   (1,635,057)   $     906,339   $     751,146
     Net realized gains (losses) on                            (8,432,347)
       investments                              (4,623,782)                       (385,332)       (955,971)
     Change in net unrealized
       appreciation or depreciation of
       investments                              21,356,719     50,974,630        4,842,988       3,056,569
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets           15,173,700     40,907,226        5,363,995       2,851,744
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              24,191,510     23,721,939       13,886,729       6,513,404
   Administration charges                          (87,195)      (110,042)          (9,048)         (9,835)
   Contingent sales charges                       (311,593)      (310,937)         (42,930)        (36,510)
   Contract terminations                       (19,219,671)   (14,794,323)      (2,128,043)     (1,662,129)
   Death benefit payments                         (992,744)      (489,218)        (315,262)       (136,040)
   Flexible withdrawal option payments          (2,290,878)    (2,499,045)        (603,463)       (534,159)
   Transfer payments to other contracts        (17,732,626)   (16,359,178)      (2,922,493)     (2,744,435)
   Annuity payments                                      -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from         (16,443,197)   (10,840,804)       7,865,490       1,390,296
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       (1,269,497)    30,066,422       13,229,485       4,242,040

Net assets at beginning of period              208,587,034    178,520,612       27,202,954      22,960,914
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $207,317,537   $208,587,034      $40,432,439     $27,202,954
                                           ================================================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

                                               Fidelity VIP                      Fidelity VIP II
           Fidelity VIP
           Equity-Income                          Growth                            Contrafund
              Service                            Service                             Service
              Class 2                             Class                               Class
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


   $   (134,972)    $     (80,238)     $   (490,455)    $   (395,942)     $    (799,771)   $    (498,651)

        193,087             6,993        (1,651,702)      (2,771,173)            73,905         (862,882)

      3,846,760         3,817,936         2,783,528       12,649,041         10,309,229       13,482,385
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      3,904,875                             641,371        9,481,926          9,583,363       12,120,852
                        3,744,691



     26,067,626        18,497,777         7,098,817        6,797,857         21,741,998       16,621,826
         (7,061)           (1,981)          (14,041)         (12,988)           (32,784)               -
        (33,689)          (13,974)          (56,463)         (55,883)           (92,816)         (33,487)
     (1,317,667)         (476,172)       (3,132,531)      (2,443,549)        (4,968,207)         (87,188)
        (23,185)          (46,212)         (127,213)        (238,352)          (175,387)      (3,668,213)
       (320,939)          (92,982)         (506,265)        (564,683)          (791,645)        (263,210)
     (3,779,012)       (1,623,880)        (3,816,969)     (3,348,036)        (4,307,660)        (583,563)
          -                 -                  -              -                   -           (5,078,808)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     20,586,073        16,242,576          (554,665)         134,366         11,373,499        6,907,357
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     24,490,948        19,987,267            86,706        9,616,292         20,956,862       19,028,209

     24,125,340         4,138,073        41,285,813       31,669,521         62,013,988       42,985,779
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $48,616,288       $24,125,340       $41,372,519      $41,285,813        $82,970,850      $62,013,988
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted




                                                     Government
                                                     Securities                        Growth
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)              $  10,759,253 $    7,428,762  $    (988,750)   $   (1,063,706)
   Net realized gains (losses) on
     investments                                   844,420      2,047,895     (8,599,871)      (12,722,688)
   Change in net unrealized appreciation                       (8,300,799)
     or depreciation of investments             (4,830,862)                   18,400,651        39,344,003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                           1,175,858      8,812,030        25,557,609
   resulting from operations                     6,772,811
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              67,332,830    166,618,130      9,358,765        11,123,850
   Administration charges                         (103,514)      (111,613)       (42,808)          (31,657)
   Contingent sales charges                       (619,775)      (602,033)      (178,166)         (174,622)
   Contract terminations                       (34,368,771)   (33,380,238)   (17,062,088)      (13,004,103)
   Death benefit payments                       (2,215,663)    (1,758,443)      (935,924)         (450,714)
   Flexible withdrawal option payments          (8,423,505)   (10,288,006)    (1,705,944)       (2,055,322)
   Transfer payments to other contracts        (63,592,482)   (98,132,041)    (6,610,653)       (9,204,804)
   Annuity payments                                      -              -              -                 -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                         22,345,756    (17,176,818)      (13,797,372)
   principal transactions                      (41,990,880)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      (35,218,069)    23,521,614     (8,364,788)       11,760,237

Net assets at beginning of period              341,729,801    318,208,187    123,359,235       111,598,998
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $306,511,732   $341,729,801   $114,994,447      $123,359,235
                                           ================================================================

See accompanying notes.

                                             International
                                                 Emerging                         International
           International                         Markets                             SmallCap
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------


$      (515,119)   $     (216,865)  $    (149,605)    $      (29,560)    $    (355,703)   $       14,187

      (224,271)        (5,388,986)      2,426,794            (37,158)          395,293        (2,820,743)

    30,034,471         36,598,232       3,339,174          4,657,895        15,787,464        19,529,973
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    29,295,081                                             4,591,177        15,827,054        16,723,417
                       30,992,381       5,616,363



    46,654,764         34,589,910      16,470,390         12,465,791        19,984,701        15,841,515
       (54,928)           (27,472)         (7,574)            (4,177)          (31,203)          (18,378)
      (207,667)          (165,000)        (28,958)           (11,172)          (72,398)          (56,382)
   (16,339,334)       (12,302,266)     (1,068,841)          (406,037)       (4,088,483)       (2,381,535)
      (592,677)          (357,558)        (33,976)           (14,928)         (210,845)          (64,560)
    (1,537,568)        (1,464,149)       (238,826)          (114,370)         (505,358)         (362,724)
   (10,283,280)       (14,243,399)     (4,881,119)        (6,623,773)       (7,965,807)       (9,014,578)
             -                  -               -                  -                 -                 -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    17,639,310                                             5,291,334         7,110,607         3,943,358
                        6,030,066      10,211,096
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    46,934,391         37,022,447      15,827,459          9,882,511        22,937,661        20,666,775

   137,067,625        100,045,178      16,413,769          6,531,258        51,539,854        30,873,079
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
  $184,002,016       $137,067,625     $32,241,228        $16,413,769       $74,477,515       $51,539,854
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                    Janus Aspen
                                                       Mid Cap
                                                        Growth                        LargeCap
                                                   Service Shares                       Blend
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2004            2003            2004            2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)            $   (232,338) $    (176,475)  $    (157,300)  $    (100,616)
     Net realized gains (losses) on
       investments                                (67,783)      (352,135)      4,086,261             (48)
     Change in net unrealized
       appreciation or depreciation of                                                         6,532,064
       investments                              3,102,550      3,984,036       2,619,320
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets           2,802,429      3,455,426       6,548,281
   resulting from operations                                                                   6,431,400
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              2,750,726      3,279,814      39,667,580      35,880,756
   Administration charges                          (7,508)        (5,960)        (12,652)         (4,453)
   Contingent sales charges                       (19,730)       (13,260)        (75,066)        (28,597)
   Contract terminations                         (877,107)      (450,697)     (2,969,358)     (1,007,200)
   Death benefit payments                         (42,234)        (9,238)       (192,750)        (78,070)
   Flexible withdrawal option payments            (96,028)       (63,481)       (736,243)       (345,381)
   Transfer payments to other contracts        (1,759,021)    (1,307,473)     (6,092,293)     (2,301,433)
   Annuity payments                                     -              -               -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from            (50,902)     1,429,705      29,589,218
   principal transactions                                                                     32,115,622
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       2,751,527      4,885,131      36,137,499      38,547,022

Net assets at beginning of period              14,913,079     10,027,948      50,195,427      11,648,405
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $17,664,606    $14,913,079     $86,332,926     $50,195,427
                                           ================================================================

See accompanying notes.

             LargeCap                           LargeCap
              Growth                             Stock                              LargeCap
              Equity                             Index                                Value
             Division                           Division                            Division
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2004             2003              2004             2003               2004             2003
---------------------------------------------------------------------- ------------------------------------


  $    (190,516)   $   (77,281)        $   302,247      $    65,924      $     121,140          77,554

        (31,099)      (101,279)           (142,145)      (1,165,193)         1,195,154          (3,999)

        547,402      1,403,871           9,890,911       18,057,963        6,5,706,166       6,379,123
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
        325,787      1,225,311                           16,958,694
                                        10,051,013                         6,7,022,460       6,452,678



      5,377,841     11,412,991          47,786,225       36,342,637       2834,234,642      28,340,750
         (3,981)        (1,468)            (30,927)         (23,569)          ((10,194)         (3,619)
        (21,320)        (8,718)           (126,703)         (99,678)         (2(52,089)        (22,642)
     (1,068,501)      (345,271)         (7,531,492)      (4,675,389)        (2,271,232)       (840,148)
        (65,334)             -            (509,747)        (372,242)        (17(78,924)       (171,149)
       (206,346)       (80,392)         (1,272,943)        (931,678)        (3(662,780)       (328,436)
     (1,563,489)      (485,490)        (15,152,996)      (8,252,408)      (2(5,487,532)     (2,263,092)
              -              -                   -                -                - -               -
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2,448,870     10,491,652                           21,987,673
                                        23,161,417                        2425,671,891      24,711,664
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2,774,657     11,716,963          33,212,430       38,946,367       3132,694,351      31,164,342

     15,477,925      3,760,962          93,977,440       55,031,073       1042,122,329      10,957,987
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
    $18,252,582    $15,477,925        $127,189,870      $93,977,440      $4$74,816,680     $42,122,329
====================================================================== ====================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted




                                                       Limited
                                                      Term Bond                        MidCap
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (547,318)   $    87,158     $   (225,932)  $    (362,409)
     Net realized gains (losses) on
       investments                                 13,803          1,228       32,986,253        (755,382)
     Change in net unrealized
       appreciation or depreciation of
       investments                                458,145        (21,879)      12,236,760      65,228,283
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets             (75,370)        66,507       44,997,081      64,110,492
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             51,282,823     22,826,289       54,450,921      46,948,409
   Administration charges                          (8,056)          (822)        (165,820)       (151,823)
   Contingent sales charges                       (45,268)        (7,709)        (437,178)       (354,125)
   Contract terminations                       (1,950,757)      (241,429)     (33,333,841)    (22,917,904)
   Death benefit payments                        (156,738)             -       (1,783,765)       (721,203)
   Flexible withdrawal option payments         (1,150,373)      (126,810)      (3,038,639)     (2,809,581)
   Transfer payments to other contracts       (13,827,296)    (2,070,105)     (15,324,662)    (16,710,381)
   Annuity payments                                     -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from         34,144,335     20,379,414          367,016       3,283,392
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      34,068,965     20,445,921       45,364,097      67,393,884

Net assets at beginning of period              20,445,921              -      277,285,964     209,892,080
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $54,514,886    $20,445,921     $322,650,061    $277,285,964
                                           ================================================================

See accompanying notes.

              MidCap                              MidCap                              Money
              Growth                              Value                               Market
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------


   $   (612,234)     $  (290,919)      $   (627,053)   $    (311,012)      $   (383,950)   $    (731,194)

         23,555         (423,898)         7,159,221          452,354                  -                -

      4,992,053        7,786,159          3,813,251        7,814,399                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      4,403,374        7,071,342         10,345,419        7,955,741           (383,950)        (731,194)



     12,147,010       24,367,262         28,231,408       19,350,493        216,491,963      217,597,516
        (12,862)          (9,593)           (10,900)          (4,873)           (47,436)         (41,244)
        (52,187)         (25,053)           (53,434)         (29,423)          (328,286)        (596,012)
     (2,458,090)      (1,082,557)        (2,722,454)      (1,357,377)       (29,446,767)     (34,795,034)
       (314,093)         (44,507)          (245,028)         (64,534)          (441,718)        (366,961)
       (492,098)        (254,214)          (542,514)        (298,623)        (2,657,970)      (4,470,525)
     (5,941,933)      (3,558,250)        (5,821,249)      (4,289,273)      (200,635,810)    (226,802,386)
              -                -                  -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      2,875,747        19,393,088        18,835,829       13,306,390        (17,066,024)     (49,474,646)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      7,279,121        26,464,430        29,181,248       21,262,131        (17,449,974)     (50,205,840)

     41,401,897        14,937,467        37,405,845       16,143,714        107,056,300      157,262,140
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $48,681,018       $41,401,897       $66,587,093      $37,405,845        $89,606,326     $107,056,300
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                    Real Estate
                                                     Securities                       SmallCap
                                                    Division (1)                      Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2004           2003             2004            2003
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)          $       820,856   $  1,184,549    $   (748,025) $    (391,905)
     Net realized gains (losses) on
       investments                             10,863,559       1,487,913          85,593       (745,178)
     Change in net unrealized
       appreciation or depreciation of
       investments                             14,844,756      13,421,069      10,633,387     11,383,631
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets          26,529,171      16,093,531       9,970,955     10,246,548
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             42,261,720      33,670,363      16,639,449     20,802,456
   Administration charges                         (30,600)        (20,597)        (13,878)        (9,149)
   Contingent sales charges                      (128,990)        (63,577)        (61,123)       (41,695)
   Contract terminations                       (5,695,920)     (2,678,121)     (3,773,190)    (1,877,815)
   Death benefit payments                        (280,857)       (171,470)        (85,171)       (51,960)
   Flexible withdrawal option payments         (1,232,777)       (929,465)       (803,529)      (561,919)
   Transfer payments to other contracts       (16,813,874)     (9,557,821)     (5,326,721)    (4,081,417)
   Annuity payments                                     -               -               -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         18,078,702      20,249,312       6,575,837     14,178,501
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      44,607,873      36,342,843      16,546,792     24,425,049

Net assets at beginning of period              71,203,391      34,860,548      50,283,315     25,858,266
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                  $115,811,264     $71,203,391     $66,830,107    $50,283,315
                                           =============================== ================================

(1) Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

                                                                                    Templeton
                                                                                      Growth
             SmallCap                            SmallCap                           Securities
              Growth                              Value                              Class 2
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


   $   (568,995)   $    (411,578)     $   (792,627)    $    (372,204)      $      4,057   $       5,802

     (3,118,767)      (4,266,680)        7,392,858         1,612,964             10,940         (68,690)

      7,691,704       16,062,643         6,471,081        15,400,567            207,060         312,071
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      4,003,942       11,384,385        13,071,312        16,641,327            222,057         249,183



     11,913,179       12,995,577        22,959,553        19,857,714            691,101         393,889
         (9,019)          (8,527)          (21,446)          (14,930)                 -               -
        (61,072)         (40,596)          (88,734)          (51,339)              (349)         (1,104)
     (3,496,333)      (1,735,316)       (4,549,483)       (2,238,513)           (92,241)       (192,171)
       (179,175)         (60,987)         (262,631)          (67,528)            (5,711)           (630)
       (414,945)        (375,134)         (654,846)         (484,269)           (14,321)         (9,061)
     (6,778,237)      (5,761,305)       (8,665,180)       (7,898,990)          (142,394)        (70,616)
              -                -                 -                 -                  -               -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

        974,398         5,013,712        8,717,233         9,102,145            436,085         120,307
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      4,978,340        16,398,097       21,788,545        25,743,472            658,142         369,490

     41,565,742        25,167,645       56,508,984        30,765,512          1,193,400         823,910
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $46,544,082       $41,565,742      $78,297,529       $56,508,984         $1,851,542      $1,193,400
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2004

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2004, contractholder investment options include the following open-end management investment companies:

   Division Investment by Fund
   Principal Variable Contracts Fund, Inc. (2)               AIM V.I. Growth Series I Division
     Asset Allocation Division                               AIM V.I. Health Sciences Series I Division,
     Balanced Division                                           formerly INVESCO VIF - Health
     Bond Division                                               Sciences Division until October 15, 2004
     Capital Value Division                                      name change
     Equity Growth Division                                  AIM V.I. Premier Equity Series I Division
     Equity Income Division, formerly Utilities Division     AIM V.I. Small Company Growth Series I
          until March 1, 2004 name change                      Division, formerly INVESCO VIF - Small
     Government Securities Division                              Company Growth until October 15, 2004
     Growth Division                                           name change
     International Division                                  AIM V.I. Technology Series I Division,
     International Emerging Markets Division                   formerly INVESCO VIF - Technology
     International SmallCap Division                           Division until October 15, 2004 name
     LargeCap Blend Division                                     change
     LargeCap Growth Equity Division                         American Century VP Income & Growth
     LargeCap Stock Index Division                             Class I Division
     LargeCap Value Division                                 American Century VP Ultra Class I Division
     Limited Term Bond Division (1)                            American Century VP Value Class II
     MidCap Division                                           Division
     MidCap Growth Division                                    Dreyfus IP Founders Discovery Initial
     MidCap Value Division                                       Shares Division
     Money Market Division                                   Fidelity VIP Equity-Income Service Class 2
     Real Estate Securities Division, formerly Real               Division
       Estate
            Division until March 1, 2004 name change          Fidelity VIP Growth Service Class Division
     SmallCap Division                                       Fidelity VIP II Contrafund Service Class
     SmallCap Growth Division                                  Division
     SmallCap Value Division                                   Janus Aspen Mid Cap Growth Service
                                                                  Shares Division
   AIM V.I. Core Equity Series I Division                     Templeton Growth Securities Class 2
   AIM V.I. Dynamics Series I Division,                        Division
       formerly INVESCO VIF - Dynamics
       Division until October 15, 2004 name
       change

(1) Additional investment option available to contractholders as of May 17, 2003.
(2) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2004.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2004, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of 0.35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                     Fee Range
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Bond, Government Securities, Money Market, Limited Term Bond 0.50% - 0.30%
   Balanced, Equity Income                                      0.60    - 0.40
   MidCap                                                       0.65    - 0.45
   Asset Allocation, Equity Growth                              0.80    - 0.60
   SmallCap                                                     0.85    - 0.65
   MidCap Growth, Real Estate Securities                        0.90    - 0.70
   SmallCap Growth                                              1.00    - 0.80
   SmallCap Value                                               1.10    - 0.90
   International SmallCap                                       1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                  Account                               Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Capital Value, Growth                                0.60% - 0.40%
   Large Cap Blend, Large Cap Value                     0.75    - 0.55
   International                                        0.85    - 0.65
   MidCap Value                                         1.05    - 0.85
   International Emerging Markets                       1.25    - 1.05

3. Federal Income Taxes

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and 0.35%, respectively.

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2004:

    Division                                                Purchases     Sales
   -------------------------------------------------------------------------------------

   AIM V.I. Core Equity Series I Division:
      The Principal Variable Annuity                          $3,098,210  $7,040,016
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,184,847   1,113,039

   AIM V.I. Dynamics Series I Division:
      The Principal Variable Annuity                           1,210,544   1,037,315
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                             233,101     212,538

   AIM V.I. Growth Series I Division:
      The Principal Variable Annuity                           1,563,681   3,854,403
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                             512,971     512,551

   AIM V.I. Health Sciences Series I Division:
      The Principal Variable Annuity                           3,004,474   2,205,968
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,296,291     846,372

   AIM V.I. Premier Equity Series I Division:
      The Principal Variable Annuity                           2,475,088   5,579,793
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,344,290     890,535

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Small Company Growth Series I Division:
      The Principal Variable Annuity                                     $ 1,399,881        $   749,145
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         630,630            326,614

   AIM V.I. Technology Series I Division:
      The Principal Variable Annuity                                       3,109,774          2,591,936
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         722,730            360,707

   American Century VP Income & Growth Class I Division:
      Principal Freedom Variable Annuity                                   2,533,662            858,863
      The Principal Variable Annuity                                       5,319,883          2,591,500
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,353,445          1,061,696

   American Century VP Ultra Class I Division:
      The Principal Variable Annuity                                       3,069,865          2,018,063
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,290,372            587,259

   American Century VP Value Class II Division:
      The Principal Variable Annuity                                      14,209,828          3,203,140
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,655,616            986,677

   Asset Allocation Division:
      Premier Variable                                                        83,050             14,901
      The Principal Variable Annuity                                      11,141,784         14,684,714
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,136,303          2,563,383

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Balanced Division:
      Personal Variable                                                 $    592,427        $ 1,124,693
      Premier Variable                                                     2,100,737          3,949,597
      The Principal Variable Annuity                                      11,179,343         19,839,288
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,895,042          2,011,358

   Bond Division:
      Personal Variable                                                      537,274          1,124,754
      Premier Variable                                                     2,649,650          3,101,893
      Principal Freedom Variable Annuity                                   6,501,667          2,286,525
      The Principal Variable Annuity                                      48,790,495         46,452,380
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      24,180,765         11,975,750

   Capital Value Division:
      Bankers Flexible Annuity                                                39,670            505,433
      Pension Builder Plus                                                    50,998            949,654
      Pension Builder Plus- Rollover IRA                                      15,182             71,052
      Personal Variable                                                      819,361          2,077,441
      Premier Variable                                                     3,279,663          4,838,744
      Principal Freedom Variable Annuity                                   2,739,081            600,222
      The Principal Variable Annuity                                      16,892,539         30,374,058
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,035,994          2,536,177

   Dreyfus IP Founders Discovery Initial Shares Division:
      The Principal Variable Annuity                                       4,708,497          1,050,049
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,347,524            405,469

   Equity Growth Division:
      Premier Variable                                                       103,466             36,273
      The Principal Variable Annuity                                      18,470,687         40,273,685
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,691,799          2,958,428

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Equity Income Division:
      Premier Variable                                                $       71,489       $     14,312
      The Principal Variable Annuity                                      10,402,106          4,883,428
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,764,078          1,568,104

   Fidelity VIP Equity - Income Service Class 2 Division:
      The Principal Variable Annuity                                      17,196,620          4,147,583
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               9,361,390          1,857,948

   Fidelity VIP Growth Service Class Division:
      The Principal Variable Annuity                                       4,917,571          7,064,637
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,248,488          1,146,542

   Fidelity VIP II Contrafund Service Class Division:
      The Principal Variable Annuity                                      16,469,572          9,799,998
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,438,329          1,534,175

   Government Securities Division:
      Pension Builder Plus                                                    14,220             69,540
      Pension Builder Plus - Rollover IRA                                      2,418                992
      Personal Variable                                                      498,278          1,660,979
      Premier Variable                                                     2,953,440          4,141,818
      Principal Freedom Variable Annuity                                   4,319,472            759,669
      The Principal Variable Annuity                                      51,779,269         81,437,868
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              22,847,853         25,575,711

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Growth Division:
      Personal Variable                                                 $    784,945       $  1,362,920
      Premier Variable                                                     2,589,695          4,849,027
      The Principal Variable Annuity                                       4,926,873         20,629,378
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,443,799          1,069,555

   International Division:
      Personal Variable                                                    1,279,004          1,751,816
      Premier Variable                                                     2,036,928          2,683,801
      Principal Freedom Variable Annuity                                   2,052,387            438,698
      The Principal Variable Annuity                                      28,688,867         22,147,741
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              14,063,450          3,974,389

   International Emerging Markets Division:
      Premier Variable                                                       194,537             41,113
      The Principal Variable Annuity                                      12,554,339          4,779,430
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,167,354          1,777,136

   International SmallCap Division:
      Premier Variable                                                       185,101             36,267
      The Principal Variable Annuity                                      14,651,589         11,777,622
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,613,221          1,881,118

   Janus Aspen Mid Cap Growth Service Shares Division:
      The Principal Variable Annuity                                       1,948,002          2,227,651
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         802,724            806,315

   LargeCap Blend Division:
      The Principal Variable Annuity                                      28,996,673          7,268,404
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      15,443,499          3,783,064

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   LargeCap Growth Equity Division:
      Premier Variable                                                 $      50,711     $       14,652
      Principal Freedom Variable Annuity                                   1,069,598            328,199
      The Principal Variable Annuity                                       2,940,684          1,807,438
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,360,996          1,013,346

   LargeCap Stock Index Division:
      Premier Variable                                                       608,247            265,297
      Principal Freedom Variable Annuity                                   8,984,622          2,862,295
      The Principal Variable Annuity                                      28,088,031         17,233,583
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              11,897,441          5,753,502

   LargeCap Value Division:
      The Principal Variable Annuity                                      24,930,693          6,765,677
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,290,354          2,614,361

   Limited Term Bond Division:
      Principal Freedom Variable Annuity                                   3,390,605            550,019
      The Principal Variable Annuity                                      30,696,119         10,234,679
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      17,196,099          6,901,108

   MidCap Division:
      Personal Variable                                                    1,192,347          1,826,112
      Premier Variable                                                     4,924,409          5,128,788
      Principal Freedom Variable Annuity                                   3,283,013            785,274
      The Principal Variable Annuity                                      55,728,214         45,113,384
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      22,026,879          4,932,507

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   MidCap Growth Division:
      Premier Variable                                               $        42,284    $        61,747
      Principal Freedom Variable Annuity                                     664,927            196,474
      The Principal Variable Annuity                                       7,653,640          7,543,446
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,786,159          2,081,830

   MidCap Value Division:
      Premier Variable                                                       274,814             57,119
      Principal Freedom Variable Annuity                                   4,112,879            764,237
      The Principal Variable Annuity                                      21,413,359          7,135,142
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       9,412,583          2,115,244

   Money Market Division:
      Pension Builder Plus                                                    13,317            503,013
      Pension Builder Plus - Rollover IRA                                         65                118
      Personal Variable                                                    2,736,327          3,645,548
      Premier Variable                                                     7,327,320          8,482,211
      Principal Freedom Variable Annuity                                  20,419,207         19,942,900
      The Principal Variable Annuity                                     121,137,132        134,371,659
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      65,694,309         67,832,202

   Real Estate Securities Division:
      Premier Variable                                                       436,528            155,156
      The Principal Variable Annuity                                      37,009,589         19,665,884
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      16,625,453          5,590,559

   SmallCap Division:
      Premier Variable                                                        74,209             20,050
      Principal Freedom Variable Annuity                                   2,713,842            796,381
      The Principal Variable Annuity                                       9,315,872          8,361,043
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,535,526          1,634,163

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   SmallCap Growth Division:
      Premier Variable                                                $       66,640     $       64,394
      Principal Freedom Variable Annuity                                     646,250            225,618
      The Principal Variable Annuity                                       8,918,314          9,810,491
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,281,975          1,407,273

   SmallCap Value Division:
      Premier Variable                                                       288,273             46,270
      The Principal Variable Annuity                                      20,589,532         12,341,231
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               8,836,605          2,758,211

   Templeton Growth Securities Class 2 Division:
      Principal Freedom Variable Annuity                                     707,409            267,267


5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                               2004                        2003
                                     ------------------------- ---------------------------
                                     ------------------------- ---------------------------
Division                             Purchased   Redeemed      Purchased     Redeemed
-------------------------------------------------------------- ---------------------------

AIM V.I. Core Equity Series I
   Division:
   The Principal Variable Annuity        354,553     817,932       569,227     1,028,132
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                               135,592     129,316       384,728       288,326

AIM V.I. Dynamics Series I Division:
   The Principal Variable Annuity        163,080     134,942       175,599        59,802
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                31,404      27,649       103,148         4,918


                                                  2004                          2003
                                       ------------------------- -------------------------
                                       ------------------------- -------------------------
Division                                Purchased      Redeemed  Purchased    Redeemed
---------------------------------------------------------------- -------------------------

AIM V.I. Growth Series I Division:
   The Principal Variable Annuity           281,364    652,678       484,359      828,814
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           92,302     86,792       112,153       50,156

AIM V.I. Health Sciences Series I
   Division:
   The Principal Variable Annuity           318,696    220,980       388,598      126,290
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          137,502     84,784       287,280       93,181

AIM V.I. Premier Equity Series I
   Division:
   The Principal Variable Annuity           336,593    733,087       830,402      918,040
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          182,812    117,001       323,247      123,961

AIM V.I. Small Company Growth Series I
   Division:
   The Principal Variable Annuity           184,406     95,733       170,189       76,562
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           83,074     41,738        39,354       15,434

AIM V.I. Technology Series I Division:
   The Principal Variable Annuity           596,839    487,088       817,643      330,529
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          138,709     67,786       235,883       37,295


                                                 2004                       2003
                                       ------------------------- -------------------------
                                       ------------------------- -------------------------
Division                               Purchased      Redeemed   Purchased       Redeemed
---------------------------------------------------------------- -------------------------

American Century VP Income & Growth
   Class I Division:
   Principal Freedom Variable Annuity      262,575       87,133    151,175         61,297
   The Principal Variable Annuity          548,052      251,773    803,449        336,761
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         242,451      103,148    334,017         63,984

American Century VP Ultra Class I
   Division:
   The Principal Variable Annuity          354,943      222,476    265,152         84,858
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         149,195       64,741    113,764         60,994

American Century VP Value Class II
   Division:
   The Principal Variable Annuity        1,266,575      269,289    669,378         83,363
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         593,240       82,950    284,369         25,446

Asset Allocation Division:
   Premier Variable                         76,016       13,831     49,380            608
   The Principal Variable Annuity          475,585      704,990    516,704        859,149
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         219,241      123,064    163,557         81,593

                                                   2004                        2003
                                         ----------------------- ------------------------
                                         ----------------------- ------------------------
Division                                 Purchased   Redeemed    Purchased    Redeemed
---------------------------------------------------------------- ------------------------

Balanced Division:
    Personal Variable                        315,711     649,413     287,170     374,542
    Premier Variable                       1,074,591   2,211,407   1,620,244   2,581,193
    The Principal Variable Annuity           591,873   1,127,292     764,228   1,247,645
    The Principal Variable Annuity With
     Purchase Payment Credit Rider           259,161     114,288     292,462      67,910

Bond Division:
   Personal Variable                         247,679     595,968     344,432     211,067
   Premier Variable                        1,176,207   1,587,557   1,689,114   2,542,934
   Principal Freedom Variable Annuity        479,733     172,706     340,614     228,130
   The Principal Variable Annuity          2,390,832   2,504,357   3,538,733   3,415,480
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         1,184,907     645,641   1,728,507     896,662

Capital Value Division:
   Bankers Flexible Annuity                        -      15,850           -      14,192
   Pension Builder Plus                          921     164,554       3,798      52,094
   Pension Builder Plus - Rollover IRA           213      10,706           -      46,325
   Personal Variable                         303,358     812,061     196,235     391,931
   Premier Variable                        1,134,437   1,790,038   1,113,028   3,086,904
   Principal Freedom Variable Annuity        299,544      63,711     113,326      62,464
   The Principal Variable Annuity            700,237   1,309,568     908,167   1,415,207
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           250,207     109,346     321,160     116,508

Dreyfus IP Founders Discovery Initial
     Shares Division:
   The Principal Variable Annuity            600,847     120,260     428,938      52,052
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           299,565      46,439     268,903      33,063

                                                    2004                   2003
                                        -------------------------- ----------------------
                                        -------------------------- ----------------------
Division                                 Purchased     Redeemed    Purchased   Redeemed
------------------------------------------------------------------ ----------------------

Equity Growth Division:
   Premier Variable                         117,984      41,789       60,015     17,093
   The Principal Variable Annuity           711,412   1,517,077       823,878 1,507,088
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          257,740     111,441       247,826    99,764

Equity Income Division:
   Premier Variable                          80,399      16,345        14,396     1,922
   The Principal Variable Annuity           985,184     473,368       565,142   516,008
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         451,206     152,003       179,794    78,281

Fidelity VIP Equity - Income Service
      Class 2 Division:
   The Principal Variable Annuity         1,617,997     362,830    1,400,843    204,545
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         880,794     162,533      689,693     49,819

Fidelity VIP Growth Service Class
      Division:
   The Principal Variable Annuity           628,967     860,011      703,551    922,581
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         287,586     139,574      293,289     97,995

Fidelity VIP II Contrafund Service Class
      Division:
   The Principal Variable Annuity         1,550,389     852,523    1,407,331    946,698
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         511,946     133,461      472,362    185,821

                                                   2004                         2003
                                         ----------------------- --------------------------
                                         ----------------------- --------------------------
Division                                 Purchased   Redeemed     Purchased    Redeemed
---------------------------------------------------------------- --------------------------

Government Securities Division:
   Pension Builder Plus                          435      24,455       12,859      95,979
   Pension Builder Plus - Rollover IRA             -         155            -       6,073
   Personal Variable                         198,988     833,126      271,996     511,325
   Premier Variable                        1,236,076   2,011,872    1,756,820   3,795,310
   Principal Freedom Variable Annuity        420,380      72,342      215,886      17,724
   The Principal Variable Annuity          2,403,158   4,496,422    6,640,193   6,020,910
   The Principal Variable Annuity With
      Purchase Payment Credit Rider        1,060,405   1,412,109    2,657,919   1,837,450

Growth Division:
   Personal Variable                         531,550     927,206      424,611     512,337
   Premier Variable                        1,701,409   3,215,010    2,003,622   3,575,437
   The Principal Variable Annuity            326,824   1,348,808      469,031   1,484,340
   The Principal Variable Annuity With
      Purchase Payment Credit Rider           95,774      69,931      179,525     127,568

International Division:
   Personal Variable                               -     311,006    1,838,583   1,902,086
   Premier Variable                          791,854   1,206,254      759,923   1,782,059
   Principal Freedom Variable Annuity      1,407,460   1,227,383       56,689      14,401
   The Principal Variable Annuity          1,837,351   1,354,894    1,556,109   1,500,893
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          900,680     243,135    1,009,132     533,814

International Emerging Markets Division:
   Premier Variable                          120,080      30,078       32,214         284
   The Principal Variable Annuity            803,085     338,990      560,042     260,591
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          394,518     126,047      691,327     516,600

                                                     2004                          2003
                                           ----------------------- ------------------------
                                           ----------------------- ------------------------
Division                                   Purchased    Redeemed      Purchased  Redeemed
------------------------------------------------------------------ ------------------------

International SmallCap Division:
   Premier Variable                            143,634     28,471       23,530      7,068
   The Principal Variable Annuity              900,715    697,045      777,547    646,940
   The Principal Variable Annuity With
     Purchase Payment Credit Rider             345,076    111,332      698,766    513,758

Janus Aspen Mid Cap Growth Service Shares
   Division:
   The Principal Variable Annuity              357,183    374,826      447,141    264,331
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                     147,186    135,670      276,253    153,417

LargeCap Blend Division:
   The Principal Variable Annuity            2,540,389    652,488    2,707,763    307,743
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                   1,353,000    339,607    1,292,037    114,336

LargeCap Growth Equity Division:
   Premier Variable                             71,447     20,509       45,514          -
   Principal Freedom Variable Annuity           95,597    28,077       102,633      1,430
   The Principal Variable Annuity              552,671    319,499    1,247,739    137,913
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                     255,786    179,128      762,537     49,483

LargeCap Stock Index Division:
   Premier Variable                            629,983    277,433      396,040    236,783
   Principal Freedom Variable Annuity        1,029,219    322,972      652,264    214,607
   The Principal Variable Annuity            3,245,275  1,947,589    2,754,982  1,460,914
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           1,374,624    650,211    1,546,901    333,014

                                                   2004                          2003
                                         ------------------------- ---------------------------
                                         ------------------------- ---------------------------
Division                                 Purchased   Redeemed      Purchased    Redeemed
------------------------------------------------------------------ ---------------------------

LargeCap Value Division:
   The Principal Variable Annuity          2,186,038      573,923    2,239,085      309,520
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          989,990      221,773      858,315       94,399

Limited Term Bond Division:
   Principal Freedom Variable Annuity        338,720       52,527      119,931        3,369
   The Principal Variable Annuity          3,087,223     999,261     1,558,552      178,113
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         1,729,475      673,788      622,977       65,264

MidCap Division:
   Personal Variable                         286,050      624,615      270,727      359,057
   Premier Variable                        1,044,737    1,660,767      971,618    2,448,608
   Principal Freedom Variable Annuity        193,065      51,424        82,488      20,935
   The Principal Variable Annuity          1,200,718    1,473,290    1,329,612    1,485,789
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           474,590      161,083      525,970      159,460

MidCap Growth Division:
   Premier Variable                           43,341      63,935        91,221       3,662
   Principal Freedom Variable Annuity         65,334      18,353     2,009,469     508,510
   The Principal Variable Annuity            814,056     758,135       798,403     102,894
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           402,704     209,230        34,516       9,419

                                                        2004                             2003
                                           -------------------------------  --------------------------------
                                           -------------------------------  --------------------------------
Division                                      Purchased      Redeemed          Purchased      Redeemed
--------------------------------------------------------------------------  --------------------------------

MidCap Value Division:
   Premier Variable                               173,675          42,475          134,054          1,698
   Principal Freedom Variable Annuity             189,622          39,809           77,798         24,519
   The Principal Variable Annuity               1,401,263         547,529        1,304,130        459,954
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                615,947         162,317          590,012        155,083

Money Market Division:
   Pension Builder Plus                             3,631        231,297                 -          9,230
   Pension Builder Plus - Rollover IRA                  -             19                 -          3,690
   Personal Variable                            1,864,604       2,489,546        2,125,679      2,174,945
   Premier Variable                             4,837,037       5,631,944        5,387,943      7,735,487
   Principal Freedom Variable Annuity           1,824,499       1,781,993          911,375        732,695
   The Principal Variable Annuity               9,233,924      10,219,816        9,667,999     12,150,811
   The Principal Variable Annuity With
     Purchase Payment Credit Rider              5,007,682       5,159,069        5,240,869      6,391,284

Real Estate Securities Division:
   Premier Variable                               213,975          89,552          139,195         19,128
   The Principal Variable Annuity               1,501,656         989,852        1,658,694        730,167
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                674,574         281,393          568,921     179,046

SmallCap Division:
   Premier Variable                                76,879          20,923           36,118          6,689
   Principal Freedom Variable Annuity             218,640          61,416           85,994         25,858
   The Principal Variable Annuity                 935,099         783,864        1,776,722        691,461
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                455,262         153,207          559,100        117,620

                                                        2004                             2003
                                           -------------------------------  --------------------------------
                                           -------------------------------  --------------------------------
Division                                      Purchased      Redeemed          Purchased      Redeemed
--------------------------------------------------------------------------  --------------------------------

SmallCap Growth Division:
   Premier Variable                               106,213         102,231           93,066            498
   Principal Freedom Variable Annuity              85,431          28,490           62,059         10,328
   The Principal Variable Annuity               1,038,988       1,098,851        1,349,339        997,551
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                265,851        157,625           332,427       108,715

SmallCap Value Division:
   Premier Variable                               176,594         32,043            90,885         5,997
   The Principal Variable Annuity                 860,466         634,445        1,077,174        663,797
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                369,294         141,796          339,373        134,088

Templeton Growth Securities Class 2
   Division:
   Principal Freedom Variable Annuity              52,365          19,463           36,790         27,779

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2004, 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------

   AIM V.I. Core
      Equity Series I
      Division:
        2004             4,303    $8.58 to $8.37      $36,736      0.95%    1.25% to 1.85%       7.65% to 7.03%
        2003             4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
        2002             5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
        2001             5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)
   AIM V.I. Dynamics
      Series I
      Division:
        2004               313     8.18 to 8.01         2,536      -         1.25 to 1.85        11.90 to 11.25
        2003               281     7.31 to 7.20         2,039      -         1.25 to 1.85        36.11 to 35.30
        2002                67     5.37 to 5.32           357      -         1.25 to 1.85      (32.75) to (33.15)
        2001 (6)            36     7.99 to 7.96           287      -         1.25 to 1.85      (40.42) to (40.85)
   AIM V.I. Growth
      Series I
      Division:
        2004             3,315     5.93 to 5.79        19,607      -         1.25 to 1.85         6.85 to 6.24
        2003             3,681     5.55 to 5.45        20,390      -         1.25 to 1.85        29.61 to 28.84
        2002             3,963     4.28 to 4.23        16,956      -         1.25 to 1.85      (31.83) to (32.24)
        2001             4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)
   AIM V.I. Health
      Sciences Series
      I Division:
        2004             1,474     9.89 to 9.67        14,456      -         1.25 to 1.85         6.23 to 5.57
        2003             1,324     9.31 to 9.16        12,246      -         1.25 to 1.85        26.20 to 25.44
        2002               867     7.38 to 7.30         6,374      0.21      1.25 to 1.85      (25.14) to (25.59)
        2001 (6)           373     9.85 to 9.82         3,670      -         1.25 to 1.85       (6.01) to (6.55)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   AIM V.I. Premier
      Equity Series I
      Division:
        2004             4,505    $7.47 to $7.29      $33,493      0.46%    1.25% to 1.85%       4.48% to 3.85%
        2003             4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
        2002             4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
        2001             4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)
   AIM V.I. Small
      Company Growth
      Series I
      Division:
        2004               461     8.51 to 8.33         3,903      -         1.25 to 1.85        12.42 to 11.81
        2003               331     7.57 to 7.45         2,497      -         1.25 to 1.85        31.78 to 30.99
        2002               214     5.74 to 5.69         1,224      -         1.25 to 1.85      (31.97) to (32.38)
        2001 (6)            65     8.44 to 8.41           547      -         1.25 to 1.85      (31.05) to (31.46)
   AIM V.I.
      Technology
      Series I
      Division:
        2004             1,233     5.50 to 5.38         6,738      -         1.25 to 1.85         3.19 to 2.67
        2003             1,053     5.33 to 5.24         5,578      -         1.25 to 1.85        43.49 to 42.63
        2002               367     3.71 to 3.68         1,357      -         1.25 to 1.85      (47.51) to (47.82)
        2001 (6)           145     7.07 to 7.04         1,022      -         1.25 to 1.85      (58.05) to (55.94)
   American Century
      VP Income &
      Growth Class I
      Division:
        2004             3,343    10.28 to 9.96        33,859      1.29      0.85 to 1.85        12.10 to 10.91
        2003             2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
        2002             1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
        2001               720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)
   American Century
      VP Ultra Class
      I Division:
        2004             1,148     9.38 to 9.18        10,692      -         1.25 to 1.85         9.20 to 8.64
        2003               931     8.59 to 8.45         7,952      -         1.25 to 1.85        23.35 to 22.61
        2002               698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
        2001 (6)           227     9.12 to 9.08         2,068      -         1.25 to 1.85      (17.57) to (18.22)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   American Century
      VP Value Class
      II Division:
        2004             2,631   $12.06 to $11.87     $31,569      0.60%    1.25% to 1.85%      12.71% to 12.09%
        2003             1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
        2002 (5)           282     8.41 to 8.38         2,364      -         1.25 to 1.85      (14.96) to (15.28)
   Asset Allocation
      Division:
        2004             4,337    1.13 to 20.24        87,504      3.26      0.42 to 1.85         7.62 to 6.47
        2003             4,408    1.05 to 19.01        84,285     11.93      0.42 to 1.85        21.08 to 19.38
        2002             4,620    0.86 to 15.92        74,399      -         0.42 to 1.85      (12.78) to (14.54)
        2001             4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85       (2.40) to (5.67)
   Balanced Division:
      2004              11,449    1.84 to 17.30       109,503      2.12      0.42 to 1.85         8.88 to 8.06
      2003              13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85        18.33 to 16.65
      2002              14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85      (13.55) to (14.78)
      2001              16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85       (7.69) to (8.67)
   Bond Division:
      2004              18,219    1.92 to 17.64       252,489      4.56      .042 to 1.85         1.59 to 3.04
      2003              18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85         4.15 to 2.67
      2002              17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85         8.80 to 7.26
      2001              14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85         7.74 to 6.14
   Capital Value
      Division:
        2004            17,135    2.87 to 22.94       214,377      1.43      0.42 to 1.85        11.67 to 10.29
        2003            18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85        24.97 to 23.20
        2002            21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85      (14.02) to (15.25)
        2001            24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85       (8.43) to (9.74)
   Dreyfus IP
      Founders
      Discovery
      Initial Shares
      Division:
        2004             1,581     8.49 to 8.31        13,319      -         1.25 to 1.85         8.43 to 7.92
        2003               848     7.83 to 7.70         6,592      -         1.25 to 1.85        34.49 to 33.69
        2002               235     5.82 to 5.76         1,361      -         1.25 to 1.85      (34.06) to (34.46)
        2001 (6)            34     8.82 to 0.79           297      -         1.25 to 1.85      (23.55) to (24.13)

                                  Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment       Ratio (2)        Corresponding to
                         Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division       (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Equity Growth
      Division:
        2004              7,862   $0.93 to $26.31    $207,318      0.53%     0.42% to 1.85%       8.14% to 7.34%
        2003              8,445    0.86 to 24.51      208,587      0.41       0.42 to 1.85        25.42 to 23.64
        2002              8,938    0.68 to 19.82      178,521      0.27       0.42 to 1.85      (28.02) to (29.04)
        2001             10,091    0.95 to 27.94      283,731      0.11       0.42 to 1.85      (12.00) to (16.42)
   Equity Income
      Division:
        2004              3,782    0.93 to 10.70       40,432      4.10       1.25 to 1.85        17.72 to 15.44
        2003              2,907    0.79 to 9.27        27,203      4.44       0.42 to 1.85        13.36 to 11.74
        2002              2,743    0.70 to 8.29        22,961      4.42       0.42 to 1.85      (3.82) to (14.21)
        2001              3,040    9.73 to 9.67        29,567      2.52       1.25 to 1.85      (28.60) to (29.00)
   Fidelity VIP
      Equity-Income
      Service Class 2
      Division:
        2004              4,327   11.30 to 11.12       48,616      1.05       1.25 to 1.85         9.92 to 9.23
        2003              2,353   10.28 to 10.18       24,125      0.70       1.25 to 1.85        28.41 to 27.65
        2002 (5)            517    8.01 to 7.98         4,138      -          1.25 to 1.85      (19.14) to (19.44)
   Fidelity VIP Growth
      Service Class
      Division:
        2004              5,219    7.96 to 7.77        41,373      0.16       1.25 to 1.85         1.92 to 1.30
        2003              5,302    7.81 to 7.67        41,286      0.19       1.25 to 1.85        31.13 to 30.35
        2002              5,325    5.96 to 5.88        31,670      0.15       1.25 to 1.85      (31.07) to (31.48)
        2001              5,739    8.64 to 8.58        49,561      -          1.25 to 1.85      (18.72) to (19.29)
   Fidelity VIP II
      Contrafund
      Service Class
      Division:
        2004              7,170   11.63 to 11.35       82,971      0.23       1.25 to 1.85        13.91 to 13.27
        2003              6,094   10.21 to 10.02       62,014      0.33       1.25 to l.85        26.76 to 26.00
        2002              5,347    8.05 to 7.95        42,986      0.68       1.25 to 1.85      (10.55) to (11.09)
        2001              4,691    9.01 to 8.95        42,213      0.67       1.25 to 1.85      (13.50) to (13.94)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment      Ratio (2)        Corresponding to
                          Units   Lowest to Highest Net Assets    Income        Lowest to        Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Government
      Securities
      Division:
        2004              22,005   $2.07 to $17.32    $306,512      4.73%     0.42% to 1.85%      3.50% to 1.64%
        2003              25,536    2.00 to 17.04      341,730      3.41       0.42 to 1.85       1.41 to (0.03)
        2002              26,265    1.97 to 17.05      318,208      3.45       0.42 to 1.85        8.34 to 6.80
        2001              18,304    1.82 to 15.96      182,868      4.93       0.42 to 1.85        7.06 to 5.63
   Growth Division:
      2004                16,647    1.60 to 14.99      114,994      0.33       0.42 to 1.85        8.84 to 7.38
      2003                19,553    1.47 to 13.96      123,359      0.23       0.42 to 1.85       25.93 to 24.15
      2002                22,176    1.17 to 11.24      111,599      0.02       0.42 to 1.85     (29.37) to (30.37)
      2001                27,307    1.65 to 16.15      194,687      -          0.42 to 1.85     (26.01) to (26.89)
   International
      Division:
        2004              15,016    1.91 to 17.09      184,002      0.94       0.42 to 1.85       20.89 to 18.76
        2003              14,422    1.47 to 14.39      137,068      1.04       0.42 to 1.85       31.78 to 29.91
        2002              14,934    1.20 to 11.07      100,045      0.49       0.42 to 1.85     (16.42) to (17.61)
        2001              16,955    1.44 to 13.44      128,099      0.15       0.42 to 1.85     (24.21) to (25.66)
   International
      Emerging Markets
      Division:
        2004               2,096    1.72 to 15.97       32,241      0.79       0.42 to 1.85       24.46 to 22.56
        2003               1,274    1.38 to 13.03       16,414      1.11       0.42 to 1.85       56.56 to 54.32
        2002                 768    8.55 to 8.44         6,532      0.14       0.42 to 1.85      (8.78) to (9.32)
        2001                 264    9.37 to 9.31         2,469      0.50       1.25 to 1.85      (5.44) to (5.96)
   International
      SmallCap Division:
        2004               4,109    1.49 to 18.32       74,478      0.76       0.42 to 1.85       29.57 to 27.84
        2003               3,557    1.15 to 14.33       51,540      1.36       0.42 to 1.85       53.55 to 51.33
        2002               3,225    0.88 to 9.47        30,873      0.27       0.42 to 1.85      (2.56) to (17.74)
        2001               3,113   11.59 to 11.52       36,066      -          1.25 to 1.85     (22.83) to (23.25)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Janus Aspen Mid Cap
      Growth Service
      Shares Division:
        2004               2,849   $6.26 to $6.10      $17,665      -         1.25% to 1.85%     19.01% to 18.22%
        2003               2,855    5.26 to 5.16        14,913      -          1.25 to 1.85       33.09 to 32.30
        2002               2,550    3.95 to 3.90        10,028      -          1.25 to 1.85     (29.01) to (29.44)
        2001               2,055    5.57 to 5.53        11,415      -          1.25 to 1.85     (40.35) to (40.67)
   LargeCap Blend
      Division:
        2004               7,891   11.00 to 10.82       86,333      1.18       1.25 to 1.85        9.02 to 8.31
        2003               4,990    10.09 to 9.99       50,195      0.98       1.25 to 1.85       22.22 to 21.49
        2002 (5)           1,412    8.25 to 8.22        11,648      0.87       1.25 to 1.85     (16.46) to (16.76)
   LargeCap Growth
      Equity Division:
        2004               3,253    0.74 to 5.34        18,253      0.28        0.42 to 1.85       2.78 to 1.14
        2003               2,824    0.72 to 5.28        15,478      -           0.42 to 1.85      22.63 to 20.89
        2002                 855    4.42 to 4.36         3,761      -          1.25 to 1.85     (34.10) to (34.50)
        2001                 367    6.71 to 6.66         2,452      -          1.25 to 1.85     (30.93) to (31.41)
   LargeCap Stock Index
      Division:
        2004              14,735    1.02 to 8.76       127,190      1.60       0.42 to 1.85        9.68 to 8.42
        2003              11,654    0.93 to 8.08        93,977      1.41       0.42 to 1.85       27.78 to 25.97
        2002               8,549    0.73 to 6.42        55,031      1.21       0.42 to 1.85     (22.77) to (23.86)
        2001               6,721    0.94 to 8.43        56,637      1.06       0.42 to 1.85     (14.40) to (13.72)
   LargeCap Value
      Division:
        2004               6,391   11.76 to 11.58       74,817      1.59       1.25 to 1.85       11.68 to 11.03
        2003               4,011   10.53 to 10.43       42,122      1.63       1.25 to 1.85       26.46 to 25.71
        2002 (5)           1,317    8.33 to 8.29        10,958      1.89       1.25 to 1.85     (15.99) to (16.30)
   Limited Term Bond
      Division:
        2004               5,485    10.03 to 9.87       54,515      -          0.85 to 1.85       0.50 to (0.50)
        2003 (4)           2,055    9.98 to 9.92        20,446      2.63       0.85 to 1.85      (0.25) to (0.86)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   MidCap Division:
      2004                15,701   $3.37 to $30.81    $322,650      1.18%     0.42% to 1.85%     17.42% to 15.57%
      2003                16,473    2.87 to 26.66      277,286      1.06       0.42 to 1.85       32.25 to 30.38
      2002                17,766    2.17 to 20.44      209,892      0.96       0.42 to 1.85      (9.13) to (10.42)
      2001                19,815    2.39 to 22.82      239,234      0.76       0.42 to 1.85      (4.02) to (5.51)
   MidCap Growth
      Division:
        2004               4,811    1.06 to 10.04       48,681      -          0.42 to 1.85        11.58 to 9.73
        2003               4,535    0.95 to 9.15        41,402      -          0.42 to 1.85       39.99 to 38.00
        2002               2,226    0.68 to 6.63        14,937      -          0.42 to 1.85     (39.86) to (27.62)
        2001               2,126    9.96 to 9.16        19,630      -          0.85 to 1.85     (17.65) to (18.43)
   MidCap Value
      Division:
        2004               4,931    1.47 to 13.60       66,587      0.10       0.42 to 1.85       22.50 to 20.35
        2003               3,343    1.20 to 11.30       37,406      0.08       0.42 to 1.85       35.92 to 33.99
        2002               1,878    0.89 to 8.43        16,144      0.73       0.42 to 1.85     (10.34) to (11.61)
        2001                 425    0.99 to 9.54         4,347      0.21       0.42 to 1.85      (2.40) to (10.14)
   Money Market
      Division:
        2004              12,349    1.50 to 2.13        89,606      0.88       0.42 to 2.16         - to (0.93)
        2003              15,091    1.50 to 12.96      107,056      0.78       0.42 to 1.85       0.31 to (1.11)
        2002              20,955    1.49 to 13.11      157,262      1.40       0.42 to 1.85       0.99 to (0.45)
        2001              21,440    1.48 to 13.16      150,639      3.67       0.42 to 1.85        3.50 to 2.02
   Real Estate
      Securities
      Division:
        2004               5,230    2.03 to 22.99      115,811      2.28       0.42 to 1.85       34.44 to 32.05
        2003               4,200    1.51 to 17.41       71,203      3.69       0.42 to 1.85       38.33 to 36.37
        2002               2,762    1.09 to 12.77       34,861      4.15       0.42 to 1.85        7.27 to 5.75
        2001               1,056    1.02 to 12.07       12,775      4.80       0.42 to 1.85        4.80 to 6.72
   SmallCap Division:
      2004                 5,891    1.10 to 11.11       66,830      -          0.42 to 1.85       19.57 to 17.57
      2003                 5,224    0.92 to 9.45        50,283      0.10       0.42 to 1.85       36.29 to 34.32
      2002                 3,608    0.68 to 7.03        25,858      0.09       0.42 to 1.85     (27.63) to (28.66)
      2001                 2,990    0.93 to 9.86        29,827      -          0.42 to 1.85       (16.80) to 0.61

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   SmallCap Growth
      Division:
        2004              5,065   $0.69 to $9.26      $46,544       -        0.42% to 1.85%      11.29% to 9.20%
        2003              4,956    0.62 to 8.48        41,566       -         0.42 to 1.85        45.04 to 42.98
        2002              4,236    0.43 to 5.93        25,168       -         0.42 to 1.85      (44.13) to (46.85)
        2001              4,093    9.88 to 11.15       45,886       -         0.85 to 1.85      (32.57) to (33.27)
   SmallCap Value
      Division:
        2004              3,973    1.61 to 20.63       78,298       0.17      0.42 to 1.85        22.90 to 20.86
        2003              3,375    1.31 to 17.07       56,509       0.44      0.42 to 1.85        49.98 to 47.85
        2002              2,672    0.88 to 11.55       30,766       0.66      0.42 to 1.85      (9.25) to (10.54)
        2001              1,455    0.96 to 12.91       18,725       0.99      0.42 to 1.85        (9.60) to 4.28
   Templeton Growth
      Securities Class
      2 Division:
        2004                127        14.55            1,852      1.11            0.85               15.11
        2003                 94        12.64            1,193      1.48            0.85               31.02
        2002                 85        9.65               824      2.44           0.85               (19.18)
        2001                 57        11.94              685      1.88           0.85                (1.31)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
   (2)These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  (4) Commencement of operations, May 17, 2003. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.
   (5) Commencement of operations, May 18, 2002. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.
   (6) Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2001.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                             2004 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

Balanced Division                          8.06% to 9.88%
Bond Division                               1.59 to 7.03
Capital Value Division                     10.29 to 12.12
Money Market Division                        (1.00) to -
Small Cap Division                         17.57 to 39.04

                                                         2003 Total
Division                                                Return Range
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

American Century VP Income & Growth Class I Division      26.98% to 28.26%
Government Securities Division                            (0.69) to 1.41
LargeCap Growth Equity Division                           17.63 to 22.63

                                             2002 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

LargeCap Growth Equity Division         (31.57)% to (30.46)%
MidCap Growth Division                   (39.86) to (26.89)


                                             2001 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

Balanced Division                        (8.67)% to (7.26)%
Growth Division                          (26.89) to (25.91)
LargeCap Stock Index Division            (14.40) to (12.85)
Real Estate Securities Division             4.80 to 7.38
SmallCap Division                          (16.80) to 1.67
SmallCap Value Division                    (9.60) to 4.95





             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for discontinued operations, goodwill and other intangible assets effective January 1, 2002, variable interest entities effective July 1, 2003, and certain fixed and variable contract features effective January 1, 2004.

                                                /s/ Ernest & Young

Des Moines, Iowa
February 16, 2005, except for the
second paragraph of Note 16,
as to which the date is March 3, 2005

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                     2004              2003
                                                                              --------------------------------------
                                                                                          (in millions)
Assets
Fixed maturities, available-for-sale.......................................      $   39,111.1       $   35,964.0
Fixed maturities, trading..................................................              93.0              102.9
Equity securities, available-for-sale......................................             723.8              655.9
Mortgage loans.............................................................          11,328.7           10,918.6
Real estate................................................................           1,021.2            1,186.4
Policy loans...............................................................             814.5              804.1
Other investments..........................................................           1,292.2            1,192.1
                                                                              --------------------------------------
   Total investments.......................................................          54,384.5           50,824.0

Cash and cash equivalents..................................................             385.3              901.0
Accrued investment income..................................................             670.5              643.3
Premiums due and other receivables.........................................             605.1              526.4
Deferred policy acquisition costs..........................................           1,770.9            1,519.6
Property and equipment.....................................................             418.4              433.4
Goodwill...................................................................             161.3              122.9
Other intangibles..........................................................              80.4               19.3
Separate account assets....................................................          50,722.4           42,775.5
Assets of discontinued operations..........................................               -              5,382.9
Other assets...............................................................             680.4              604.4
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total assets............................................................      $  109,879.2       $  103,752.7
                                                                              ======================================
                                                                              ======================================

Liabilities
Contractholder funds.......................................................      $   32,174.8       $   28,890.6
Future policy benefits and claims..........................................          14,284.8           14,025.4
Other policyholder funds...................................................             731.1              706.2
Short-term debt............................................................             697.6              477.1
Long-term debt.............................................................             347.8              581.5
Income taxes currently payable.............................................             285.7              100.3
Deferred income taxes......................................................           1,040.8            1,094.6
Separate account liabilities...............................................          50,722.4           42,775.5
Liabilities of discontinued operations.....................................               -              4,828.0
Other liabilities..........................................................           2,937.9            3,407.5
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities.......................................................         103,222.9           96,886.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.).......................................                2.5                2.5
Additional paid-in capital.................................................           5,112.7            5,052.1
Retained earnings..........................................................             238.3              594.6
Accumulated other comprehensive income.....................................           1,302.8            1,216.8
                                                                              --------------------------------------
   Total stockholder's equity..............................................           6,656.3            6,866.0
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities and stockholder's equity..............................      $  109,879.2       $  103,752.7
                                                                              ======================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............       $ 3,468.9          $ 3,439.0          $ 3,720.0
Fees and other revenues.........................         1,260.0            1,031.9              835.1
Net investment income...........................         3,030.0            3,071.2            3,018.7
Net realized/unrealized capital losses..........          (109.7)             (90.4)            (395.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         7,649.2            7,451.7            7,178.6

Expenses
Benefits, claims, and settlement expenses.......         4,602.2            4,592.2            4,958.9
Dividends to policyholders......................           296.7              307.9              316.6
Operating expenses..............................         1,856.8            1,730.5            1,535.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         6,755.7            6,630.6            6,811.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income from continuing operations before income
   taxes........................................           893.5              821.1              367.3

Income taxes (benefits).........................           226.3              181.9              (69.3)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income from continuing operations, net of                  667.2              639.2              436.6
   related income taxes (benefits)..............

Income from discontinued operations, net of
   related income taxes.........................           103.0               23.5              120.1
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting
   changes......................................           770.2              662.7              556.7

Cumulative effect of accounting changes, net
   of related income taxes......................            (2.4)              (3.4)              (4.6)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................      $    767.8          $   659.3          $   552.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                   Accumulated
                                          Additional  Retained        other                      Total
                               Common      paid-in     earnings   comprehensive   Treasury   stockholder's
                                stock      capital    (deficit)      income         stock       equity
                              -----------------------------------------------------------------------------
                                  (in millions)

Balances at January 1, 2002...   $2.5      $5,004.6     $ (26.6)     $  368.4      $   (6.7)    $5,342.2
 Principal Financial Group,
   Inc. shares sold by rabbi
   trusts....................     -             1.3         -             -             6.7          8.0
 Stock-based compensation....     -             9.1         -             -             -            9.1
Dividends to parent...........    -             -        (590.2)          -             -         (590.2)
Comprehensive income:
   Net income................     -             -         552.1           -             -          552.1
   Net unrealized gains......     -             -           -           640.8           -          640.8
   Provision for deferred
     income taxes............     -             -           -          (226.1)          -         (226.1)
   Foreign currency
     translation adjustment..     -             -           -             2.0           -            2.0
                                                                                             --------------
Comprehensive income..........                                                                     968.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2002.    2.5       5,015.0       (64.7)        785.1           -        5,737.9
Capital contribution..........    -            15.0         -             -             -           15.0
Stock-based compensation......    -            22.1         -             -             -           22.1
Comprehensive income:
   Net income................     -             -         659.3           -             -          659.3
   Net unrealized gains......     -             -           -           646.6           -          646.6
   Provision for
     deferred income
     taxes...............         -             -           -          (221.4)          -         (221.4)
   Foreign currency
     translation adjustment..     -             -           -            (0.1)          -           (0.1)
   Minimum pension liability,
     net of related income
     taxes....................    -             -           -            (2.5)          -           (2.5)
   Cumulative effect of
     accounting change, net
     of related income taxes..    -             -           -             9.1           -            9.1
                                                                                             --------------
Comprehensive income..........                                                                   1,091.0
                              -----------------------------------------------------------------------------
Balances at December 31, 2003.    2.5       5,052.1       594.6       1,216.8           -        6,866.0
Capital transactions of
   equity method investee,
   net of related income taxes    -            20.4         -             -             -           20.4
Stock-based compensation, and
   additional related tax
   benefits...................    -            40.8         -             -             -           40.8
Dividends to parent...........    -            (0.6)   (1,124.1)          -             -       (1,124.7)
Comprehensive income:
   Net income................     -             -         767.8           -             -          767.8
   Net unrealized gains......     -             -           -           137.2           -          137.2
   Provision for
     deferred income
     taxes...............         -             -           -           (47.8)          -          (47.8)
   Foreign currency
     translation adjustment..     -             -           -            (0.6)          -           (0.6)
   Minimum pension
     liability, net of
     related income taxes....     -             -           -            (2.8)          -           (2.8)
                                                                                             --------------
Comprehensive income..........                                                                     853.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2004.   $2.5      $5,112.7     $ 238.3      $1,302.8      $    -       $6,656.3
                              =============================================================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    767.8        $    659.3      $     552.1
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Loss (income) from discontinued operations, net
       of related income taxes........................        (103.0)            (23.5)          (120.1)
     Cumulative effect of accounting changes,
       net of related income taxes....................           2.4               3.4              4.6
     Amortization of deferred policy acquisition costs         207.7             144.0            141.1
     Additions to deferred policy acquisition costs...        (457.8)           (337.4)          (314.8)
     Accrued investment income........................         (27.3)             (1.5)           (42.9)
     Premiums due and other receivables...............         (21.4)            (39.4)            31.8
     Contractholder and policyholder liabilities
       and dividends..................................       1,645.3           1,569.1          1,979.9
     Current and deferred income taxes................          33.8              68.3            283.8
     Net realized/unrealized capital losses...........         109.7              90.4            395.2
     Depreciation and amortization expense............          98.4              91.3             90.6
     Mortgage loans held for sale, acquired or
       originated.....................................      (1,045.7)           (876.9)          (953.0)
     Mortgage loans held for sale, sold or repaid,
       net of gain....................................         845.1           1,022.5          1,019.7
     Real estate acquired through operating activities         (45.8)            (32.5)           (25.5)
     Real estate sold through operating activities....          84.7              46.0             48.2
     Stock-based compensation.........................          39.4              20.3              9.1
     Other............................................        (524.3)             72.1             49.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................         841.2           1,816.2          2,596.9
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       1,609.0           2,475.5          3,149.0

Investing activities Available-for-sale securities:
   Purchases.........................................       (9,126.9)        (10,338.7)       (15,001.2)
   Sales.............................................        1,759.8           2,732.4          8,113.0
   Maturities........................................        4,082.0           4,634.7          3,629.2
Net cash flows from trading securities................           6.3               -              (82.4)
Mortgage loans acquired or originated.................      (2,052.3)         (1,965.2)        (1,279.3)
Mortgage loans sold or repaid.........................       1,820.7           1,286.4          1,320.7
Real estate acquired..................................        (327.9)           (232.3)          (239.9)
Real estate sold......................................         345.4              60.8            181.8
Net purchases of property and equipment...............         (42.3)            (24.2)           (56.1)
Net proceeds from sales of subsidiaries...............         674.6              29.4              1.4
Purchases of interest in subsidiaries, net
   of            cash acquired........................         (87.2)            (55.8)            (6.5)
Net change in other investments.......................         154.6             263.5            493.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities................. $    (2,793.2)       $ (3,609.0)     $  (2,925.6)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................  $         -        $       (0.1)   $         -
Sales of treasury stock..............................            -                 -                8.0
Proceeds from financing element derivatives..........          110.6             118.0              -
Payments for financing element derivatives...........          (84.6)           (107.3)             -
Dividends to parent..................................       (1,124.7)              -             (590.2)
Issuance of long-term debt...........................           12.1               6.1             64.1
Principal repayments of long-term debt...............         (246.6)            (85.5)          (103.0)
Net proceeds (repayments) of short-term
   borrowings........................................          220.5            (192.1)           111.2
Investment contract deposits.........................        6,995.8           9,722.0          7,117.0
Investment contract withdrawals......................       (5,209.6)         (8,666.2)        (7,225.7)
Net increase (decrease) in banking operation deposits           (5.0)            372.7            184.4
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by (used in) financing activities..          668.5           1,167.6           (434.2)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................         (515.7)             34.1           (210.8)

Cash and cash equivalents at beginning of year.......          901.0             866.9          1,077.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $   385.3         $   901.0        $   866.9
                                                       ================= ================ =================
                                                       ================= ================ =================

See accompanying notes.

                       Principal Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1.  Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of a corporate restructuring in 1998. See Note 10 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

On December 16, 2004, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 123 (revised
2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure-an Amendment of FASB Statement No. 123 and amends FASB Statement No. 95, Statement of Cash Flows. SFAS 123R is effective for public companies at the beginning of the first interim or annual period beginning after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective July 1, 2005. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. We applied the prospective method of transition as prescribed by SFAS 123.

SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued in December 2004. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provides the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 includes certain exceptions to that principle. SFAS 153 amends APB 29 to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. SFAS 153 is effective for nonmonetary exchanges occurring on or after July 1, 2005. We plan to adopt SFAS 153 on July 1, 2005, and will subsequently recognize gains, resulting from real estate exchanges that meet the commercial substance criteria, as they occur.

On March 9, 2004, the U.S. Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") 105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. This EITF was originally effective for the period beginning July 1, 2004. However, on September 30, 2004, the FASB issued a Staff Position delaying the accounting and measurement provisions of EITF 03-1 until additional clarifying guidance can be issued. Due to the uncertainties that still exist with this guidance, we are unable to estimate the impact EITF 03-1 will have to our consolidated financial statements.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets.

The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                  Accumulated
                                                                     other
                                                                  comprehensive
                                                     Net loss        income
                                                 -------------- ----------------
                                              (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated..............       $(6.1)           $14.1
   Income tax impact.............................         2.7             (5.0)
                                                 -------------- ----------------
                                                 -------------- ----------------
   Total.........................................       $(3.4)          $  9.1
                                                 ============== ================

See Note 6 for the disclosures relating to VIEs.

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in APB 30). We adopted SFAS 144 on January 1, 2002, which did not have a significant impact on our consolidated financial statements as of the adoption date. See Note 4 for transactions reported as discontinued operations.

In June 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step, fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any. Additionally, we were required to perform an impairment test on our indefinite-lived intangible assets, which consisted of a comparison of the fair value of an intangible asset with its carrying amount.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million, net of income taxes, related to our Life and Health Insurance operations. This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/ unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed andstructured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO and applicable income taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $478.6 million and $278.1 million at December 31, 2004 and 2003, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities, which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

Derivatives

Derivatives are recognized as either assets or liabilities in the consolidated statements of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b) a hedge of the exposure to variable cash flows of a forecasted transaction;

(c) a hedge of the foreign currency exposure of an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the exposure to changes in fair value of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows of the foreign currency exposure of a foreign-currency-denominated unrecognized firm commitment or forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

Regression analysis is used for both retrospective and prospective hedge effectiveness testing for the fair value portfolio hedging strategy engaged in by our general account and our commercial mortgage banking operation.

Prior to October 1, 2004, minimum variance and dollar offset techniques were used in the effectiveness testing for our general account portfolio hedges.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in net income in the period of change.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 28%, 33% and 34% of our life insurance in force and 67%, 70% and 72% of the number of life insurance policies in force at December 31, 2004, 2003 and 2002, respectively. Participating business represented approximately 77%, 80% and 80% of life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of DPAC on investment contracts pertaining to individual and group annuities which have separate account investment options. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2004, 2003 and 2002, respectively, we had reinsured $20.1 billion, $19.4 billion and $17.8 billion of life insurance in force, representing 15%, 15% and 14% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                              2004         2003        2002
                                             -----------------------------------
                                                       (in millions)
Premiums and other considerations:
   Direct....................................$3,693.1     $3,609.1    $3,916.3
   Assumed...................................    67.0        118.8       130.6
   Ceded.....................................  (291.2)      (288.9)     (326.9)
                                             -----------------------------------
                                             -----------------------------------
Net premiums and other considerations........$3,468.9     $3,439.0    $3,720.0
                                             ===================================

Benefits, claims and settlement expenses:
   Direct....................................$4,740.9     $4,697.8    $5,074.7
   Assumed...................................    83.2        129.3       135.5
   Ceded.....................................  (221.9)      (234.9)     (251.3)
                                             -----------------------------------
Net benefits, claims and settlement expenses.$4,602.2     $4,592.2    $4,958.9
                                             ===================================

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2004 and 2003, the separate accounts include a separate account valued at $782.8 million and $833.9 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. These shares are included in both Principal Financial Group, Inc.'s basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

Our ultimate parent, Principal Financial Group, Inc. files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized. Goodwill and indefinite-lived intangible assets not subject to amortization are tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the Recent Accounting Pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 5 to 30 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 21) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2002 through 2004 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                      For the year ended December 31,
                                                              --------------------------------------------
                                                              --------------------------------------------
                                                                   2004          2003           2002
                                                              ----------------------------- --------------
                                                                             (in millions)

  Net income, as reported....................................      $767.8         $659.3      $  552.1
  Add:  Stock-based compensation expense
     included in reported net income, net of related tax
    effects..................................................        26.7           18.2           9.7
  Deduct:  Total stock-based compensation expense
     determined under fair value based method for all awards,
     net of related tax effects..............................        29.3           21.0          12.5
                                                              --------------------------------------------
                                                              --------------------------------------------
  Pro forma net income.......................................      $765.2         $656.5      $  549.3
                                                              ============================================

Reclassifications

Reclassifications have been made to the 2003 and 2002 consolidated financial statements to conform to the 2004 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2004, 2003 and 2002, we received $94.8 million, $94.0 million and $92.2 million, respectively, of expense reimbursements from affiliated entities.

Our direct parent, Principal Financial Services, Inc., and us are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion million, with such advance amounts paying interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $67.4 million and $225.7 million at December 31, 2004 and 2003, respectively, and earned interest of $8.5 million, $7.7 million and $8.5 million during 2004, 2003 and 2002, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Amortized intangible assets were as follows:

                                    December 31, 2004                        December 31, 2003
                         ----------------------------------------------------------------------------------
                         ----------------------------------------------------------------------------------
                            Gross     Accumulated        Net        Gross      Accumulated   Net carrying
                          carrying                    carrying    carrying
                           amount     amortization     amount      amount     amortization      amount
                         ----------------------------------------------------------------------------------
                                  (in millions)

Intangibles with finite
   useful lives.........      87.8           7.4          80.4        22.8           3.5           19.3
                         ==================================================================================

The amortization expense for intangible assets with finite useful lives was $4.2 million, $1.1 million and $0.3 million for 2004, 2003 and 2002, respectively. At December 31, 2004, the estimated amortization expense for the next five years is as follows (in millions):


Year ending December 31:
2005.................................   $3.2
2006.................................    3.2
2007.................................    3.2
2008.................................    3.2
2009.................................    3.2

The changes in the carrying amount of goodwill reported in our operating segments for 2003 and 2004 were as follows:

                                  U.S. Asset      Life and
                                 anagement and     Health
                                MAccumulation     Insurance    Consolidated
                                ---------------- ------------ ---------------
                                               (in millions)

 Balances at January 1, 2003....     $23.2           $44.1         $  67.3
 Goodwill from acquisitions.....      30.5            25.1            55.6
                                ---------------- ------------ ---------------
 Balances at December 31, 2003..      53.7            69.2           122.9
 Goodwill from acquisitions.....      38.1             0.3            38.4
                                ---------------- ------------ ---------------
 Balances at December 31, 2004..     $91.8           $69.5         $ 161.3
                                ================ ============ ===============

4.  Discontinued Operations

Principal Residential Mortgage, Inc.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately U.S. $620.0 million. Principal Residential Mortgage, Inc. is accounted for as a discontinued operation, under SFAS 144 and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations, cash flows and segment operating earnings for all periods presented. Corporate overhead allocated to Principal Residential Mortgage, Inc. does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for the stockholders of Principal Financial Group, Inc. as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                   December 31,
                                       -------------------------------------
                                             2004               2003
                                       ------------------ ------------------
                                                   (in millions)
       Assets
       Mortgage loans.................. $      -                $  2,256.5
       Mortgage loan servicing rights..        -                   1,951.9
       Cash and cash equivalents.......        -                     674.6
       All other assets................        -                     675.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total assets................. $      -                $  5,558.8
                                        ================== ==================

       Liabilities
       Short-term debt................. $      -                $  1,450.9
       Long-term debt..................        -                   1,393.0
       All other liabilities...........        -                   2,242.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total liabilities............ $      -                $  5,086.7
                                        ================== ==================

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ----------------- -- ---------------- -- ---------------
                                                           2004                2003                2002
                                                     -----------------    ----------------    ---------------
                                                                          (in millions)

Total revenues....................................         $446.9             $ 1,343.8        $ 1,073.9
                                                     =================    ================    ===============

Loss from continuing operations, net of
   related income taxes (represents corporate
   overhead).....................................         $ (10.3)            $   (18.1)       $   (16.7)
Income from discontinued
   operations:
    Income before income taxes....................           22.4                  19.6            192.7
    Income taxes..................................         8.7                      7.3             82.8
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
    Income from discontinued                               13.7                    12.3            109.9
       operations (1).............................
   Income on disposal of discontinued
     operations, net of related income taxes......           92.8                   -                -
Cumulative effect of accounting change, net of
   related income taxes...........................            -                   (10.0)            -
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
Net income (loss).................................          $96.2             $   (15.8)       $    93.2
                                                     =================    ================    ===============

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.


Our U.S. Asset Management and Accumulation segment held $804.8 million of residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004, 2003 and 2002 were $(5.6) million, $28.6 million and $30.5 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, 2003 and 2002 were $(3.5) million, $11.2 million and $10.2 million, respectively.

5.  Other Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

6.  Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2004 and 2003, our consolidated statements of financial position include $369.8 million and $351.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities. The obligation to deliver the underlying securities to the residual certificate holders of $138.1million and $103.9 million as of December 31, 2004 and 2003, respectively, is classified as another liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, a private investment trust and two real estate joint ventures. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of and for the years ended December 31, 2004 and 2003. For the majority of these entities, the creditors have no recourse to the assets of our company.

The carrying amount and classification of consolidated assets that are collateral for the VIEs' obligations are as follows:

                                                          December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2004               2003
                                              ------------------- --------------
                                                          (in millions)

Fixed maturity securities, available-for-sale     $    56.9              $ 55.3
Equity securities, available-for-sale........          16.9                15.5
Real estate..................................          62.3                53.9
Cash and other assets........................          55.2                 0.3
                                              ------------------- --------------
                                              ------------------- --------------
     Total assets pledged as collateral......     $   191.3              $125.0
                                              =================== ==============
                                              =================== ==============

Long-term debt...............................     $    72.1              $ 65.0
                                              =================== ==============

As of December 31, 2004, $191.3 million of assets are pledged as collateral for the VIE entities' other obligations and long-term debt of $183.1 million, of which $111.0 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

As of December 31, 2003, $125.0 million of assets are pledged as collateral for the VIE entities' long-term debt of $121.8 million, of which $56.8 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $203.1 million and $180.8 million as of December 31, 2004 and 2003, respectively.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $68.9 million and $56.2 million as of December 31, 2004 and 2003, respectively.

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2004 and 2003, are summarized as follows:

                                             Cost             Gross            Gross         Fair value
                                                           unrealized       unrealized
                                                              gains           losses
                                        ---------------- ---------------- ---------------- ----------------
                                                                  (in millions)
 December 31, 2004 Fixed maturities, available-for-sale:
   U.S. government and agencies.......     $    260.3        $     5.9         $   0.6       $     265.6
   Non-U.S. governments...............          428.4             61.9             -               490.3
   States and political subdivisions..          894.2             53.5             0.7             947.0
   Corporate - public.................       18,257.8          1,331.4            28.6          19,560.6
   Corporate - private................        9,934.7            649.4            35.2          10,548.9
   Mortgage-backed and other
     asset-backed securities..........        6,951.4            370.8            23.5           7,298.7
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,                   $ 36,726.8        $ 2,472.9         $  88.6       $  39,111.1
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
 Total equity securities,                  $    710.5        $    14.9         $   1.6       $     723.8
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

 December 31, 2003 Fixed maturities,
 available-for-sale:
   U.S. government and agencies.......     $    589.7        $    12.5         $   0.9       $     601.3
   Non-U.S. governments...............          357.4             64.1             -               421.5
   States and political subdivisions..          497.7             40.4             2.2             535.9
   Corporate - public.................       16,702.8          1,349.9            29.9          18,022.8
   Corporate - private................        9,143.9            607.8            96.4           9,655.3
   Mortgage-backed and other
     asset-backed securities..........        6,406.5            342.8            22.1           6,727.2
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,
   available-for-sale.................     $ 33,698.0        $ 2,417.5         $ 151.5       $  35,964.0
                                        ================ ================ ================ ================
 Total equity securities,
   available-for-sale.................     $    640.1        $    19.0         $   3.2       $     655.9
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2004, by expected maturity, were as follows:

                                                          Cost      Fair value
                                                   -----------------------------
                                                           (in millions)

 Due in one year or less...........................    $  2,209.8   $  2,249.2
 Due after one year through five years.............       8,252.6      8,589.0
 Due after five years through ten years............       9,626.5     10,367.8
 Due after ten years...............................       9,686.5     10,606.4
                                                   -----------------------------
                                                   -----------------------------
                                                         29,775.4     31,812.4
 Mortgage-backed and other asset-backed securities.       6,951.4      7,298.7
                                                   -----------------------------
                                                   -----------------------------
 Total.............................................     $36,726.8    $39,111.1
                                                   =============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Fixed maturities, available-for-sale............        $2,183.6           $2,151.3           $2,108.9
 Fixed maturities, trading.......................             9.4               10.1                5.2
 Equity securities, available-for-sale...........            46.9               45.4               27.4
 Mortgage loans..................................           730.6              765.9              754.1
 Real estate.....................................            69.2               80.9               78.6
 Policy loans....................................            51.1               54.5               57.6
 Cash and cash equivalents.......................            20.6               14.7               20.8
 Derivatives.....................................            16.9               12.7              (15.3)
 Other...........................................            25.3               44.2               73.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Total...........................................         3,153.6            3,179.7            3,110.9

 Less investment expenses........................          (123.6)            (108.5)             (92.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net investment income...........................        $3,030.0           $3,071.2           $3,018.7
                                                   ================== ================== ==================

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
 Fixed maturities, available-for-sale:
   Gross gains...................................        $  48.6            $  69.8          $  141.1
   Gross losses..................................          (90.4)            (289.2)           (535.7)
 Fixed maturities, trading:
   Gross gains...................................            1.5                3.5               4.0
   Gross losses..................................           (2.6)              (0.3)             (0.1)
 Equity securities, available-for-sale:
   Gross gains...................................           12.1                7.0               2.6
   Gross losses..................................          (10.4)               5.2             (32.5)
 Mortgage loans..................................          (12.1)              (2.1)            (10.3)
 Derivatives.....................................         (116.9)             110.3             (73.3)
 Other...........................................           60.5                5.4             109.0
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net realized/unrealized capital losses..........        $(109.7)           $ (90.4)         $ (395.2)
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $1.7 billion, $2.6 billion and $7.9 billion in 2004, 2003 and 2002, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.5 billion, $0.1 billion and $4.3 billion in 2004, 2003 and 2002, respectively. Gross gains of $0.1 million, $0.4 million and $88.2 million and gross losses of zero, $0.9 million and $11.6 million in 2004, 2003 and 2002, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $52.9 million, $157.2 million and $357.0 million in 2004, 2003, and 2002, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2004 and 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                December 31, 2004
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $      64.1    $    0.6      $    -         $    -   $    64.1        $   0.6
   States and political
     subdivisions...........          54.2         0.3          21.5            0.4      75.7            0.7
   Corporate - public.......       1,898.5        19.5         181.8            9.1   2,080.3           28.6
   Corporate - private......       1,426.3        17.6         335.8           17.6   1,762.1           35.2
   Mortgage-backed and
     other asset-backed
     securities.............       1,470.7        18.8         102.6            4.7   1,573.3           23.5
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   4,913.8    $   56.8      $  641.7                                 $  88.6
   available-for-sale.......                                               $   31.8 $ 5,555.5
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      62.0    $    0.7      $  249.7                                 $   1.6
   available-for-sale.......                                               $    0.9 $   311.7
                             ========================== ============ ========================= ==============

As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Of these amounts, our General Account portfolio represented $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our General Account portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98% (carrying value/amortized cost).

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-Public and Corporate-Private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+. Included in the mortgage-backed and other asset-backed securities sector is one previously impaired security with a carrying value of $2.0 million and a current unrealized loss of $0.9 million.

                                December 31, 2003
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      77.7    $    0.3      $  241.7                                 $   3.2
   available-for-sale.......                                               $    2.9 $   319.4
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.3 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholders' equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                   December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2004              2003
                                                                         ---------------- -----------------
                                                                                   (in millions)

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $ 2,392.8         $2,325.3
 Net unrealized gains on equity securities, available-for-sale.........          13.4             13.1
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (242.9)          (274.4)
   Sales inducements...................................................           0.5              -
   Unearned revenue reserves...........................................          11.5             15.3
 Net unrealized losses on derivative instruments.......................          (2.0)           (90.9)
 Net unrealized losses on policyholder dividend obligation.............        (118.5)           (99.0)
 Net unrealized losses on equity method subsidiaries and minority
     interest adjustments..............................................         (36.6)            (8.4)
 Provision for deferred income taxes...................................        (702.3)          (654.5)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,315.9         $1,226.5
                                                                         ================ =================

(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2004 and 2003, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                                     2004                              2003
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent        Carrying amount    Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
                                                              (dollars in millions)
 Geographic distribution
 New England..........................    $   426.8            4.2%         $   398.9            4.1%
 Middle Atlantic......................      1,916.8           18.7            1,686.8           17.5
 East North Central...................        913.0            8.9              945.7            9.8
 West North Central...................        419.8            4.1              336.4            3.5
 South Atlantic.......................      2,419.8           23.7            2,285.2           23.7
 East South Central...................        341.3            3.3              312.1            3.2
 West South Central...................        726.9            7.1              662.1            6.9
 Mountain.............................        819.7            8.0              702.0            7.3
 Pacific..............................      2,283.0           22.4            2,350.8           24.5
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------

 Property type distribution
 Office...............................    $ 3,383.5           33.1%         $ 3,545.2           36.8%
 Retail...............................      2,984.7           29.1            2,706.4           28.1
 Industrial...........................      2,826.4           27.6            2,708.8           28.1
 Apartments...........................        885.4            8.7              545.9            5.7
 Hotel................................         48.0            0.5               52.8            0.5
 Mixed use/other......................        139.1            1.4              120.9            1.3
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================

Commercial Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be impaired are directly charged against the asset or charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows:

                                December 31,
                         ---------------------------------
                         ---------------------------------
                              2004            2003
                         -------------  ------------------
                                (in millions)

 Impaired loans..........   $105.4              $135.1
 Allowance for losses....     (6.5)              (12.5)
                         -------------  ------------------
                         -------------  ------------------
 Net impaired loans......   $ 98.9              $122.6
                         =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                     For the year ended December 31,
                                              ---------------------------------------------------
                                               2004               2003               2002
                                              ------------- ------------------ ------------------
                                                              (in millions)

 Average recorded investment in
   impaired loans......................        $105.2              $81.6              $69.5
 Interest income recognized on impaired loans.    7.0               12.0                7.1

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition.

A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Balance at beginning of year....................        $ 49.6              $83.6              $89.0
 Provision for losses............................          14.4                1.3               33.5
 Releases due to write-downs,
   sales and foreclosures........................         (21.6)             (35.3)             (38.9)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Balance at end of year..........................        $ 42.4              $49.6              $83.6
                                                   ================== ================== ==================

Real Estate

Depreciation expense on invested real estate was $36.9 million, $28.6 million and $25.5 million in 2004, 2003 and 2002, respectively. Accumulated depreciation was $202.8 million and $199.6 million as of December 31, 2004 and 2003, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $3,865.5 million and $3,192.9 million at December 31, 2004 and 2003, respectively. Total revenues of the unconsolidated entities were $700.4 million, $784.7 million and $601.9 million in 2004, 2003 and 2002, respectively. During 2004, 2003 and 2002, we included $30.5 million, $41.6 million and $36.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2004 and 2003, our net investment in unconsolidated entities was $95.2 million and $37.3 million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase mortgage loans aggregating $1,268.9 million and $1,012.0 million at December 31, 2004 and 2003, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

8.  Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities-A Replacement of FASB Statement 125, they are not required to be consolidated under the provisions of FIN 46R. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2004, 2003, and 2002,we recognized gains of $14.4 million, $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 4% and 10% during 2004, 5% and 12% during 2003, and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13% and 31% during 2004, 14% and 33% during 2003, and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2004 and 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $304.3 million and $255.4 million, respectively. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2004 and 2003, as a result of these assumptions were not significant.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions:

                                                          For the year ended December 31,
                                        --------------------------------------------------------------------
                                        --------------------------------------------------------------------
                                                  2004                   2003                   2002
                                        ---------------------- ---------------------- ----------------------
                                                                   (in millions)

 Proceeds from new securitizations.....           $871.1                 $998.0               $1,067.6
 Servicing fees received...............              1.1                    0.9                    0.7
 Other cash flows received on
   retained interests................               31.1                   30.7                   26.8

9.  Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $943.8 million and $811.0 million at December 31, 2004 and 2003, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $547.3 million and $476.5 million at December 31, 2004 and 2003, respectively.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                           December 31,
                                                    ----------------------------
                                                    ----------------------------
                                                         2004           2003
                                                    ------------- --------------
                                                           (in millions)
 Notional amounts of derivative instruments
 Interest rate swaps................................ $7,481.9         $5,024.9
 Foreign currency swaps.............................  3,013.4          2,823.4
 Credit default swaps...............................    988.3            863.3
 Interest rate lock commitments.....................    634.3              -
 Mortgage-backed forwards and options...............    586.8            522.1
 Bond forwards......................................    508.0            467.2
 Embedded derivative financial instruments..........    499.1            455.9
 Swaptions..........................................    429.0            315.0
 Currency forwards..................................    356.4            135.8
 Call options.......................................     73.0             30.0
 Bond options.......................................     38.5             17.5
 Futures............................................      -               27.8
                                                    ------------- ------------
 Total notional amounts at end of year.............. 14,608.7         10,682.9
                                                    ============= ============
                                                    ============= ============

 Net credit exposure of derivative instruments
 Foreign currency swaps.............................   $803.4        $   637.1
 Bond forwards......................................     66.8             52.2
 Interest rate swaps................................     41.5             68.9
 Credit default swaps...............................     19.3             45.9
 Call options.......................................     10.5              6.6
 Currency forwards..................................      1.6              0.3
 Bond options.......................................      0.7              -
                                                    ------------- ------------
                                                    ------------- ------------
Total credit exposure at end of year................    943.8            811.0
                                                    ============= ============

The net interest effect of interest rate, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

The fair value of our derivative instruments related to investment hedges and classified as other invested assets at December 31, 2004 and 2003, was $864.2 million and $736.4 million, respectively. The fair value of derivative instruments classified as liabilities at December 31, 2004 and 2003, was $195.9 million and $124.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pre-tax net loss of $(28.7) million, $(9.5) million and $(20.4) million in 2004, 2003 and 2002, respectively, relating to the ineffective portion of our fair value investment hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

At December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These firm commitments are scheduled to fund in first quarter 2005.

In 2004, 2003 and 2002, we recognized a $57.8 million, $49.6 million and $(74.5) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $5.2 million and $54.6 million net losses from accumulated comprehensive income into earnings during 2004 and 2003, respectively, and we expect to reclassify $21.3 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in net income due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements and swaps to reduce the exposure to future currency volatility in certain short-term foreign cash equivalents and available-for-sale securities.

We also have interest rate lock commitments that are done as part of our commercial mortgage loan securitization operation. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, gains (losses) of $(58.6) million, $68.5 million and $13.2 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pre-tax loss realized on the termination of the interest rate swap was $17.3 million.

10.  Closed Block

In connection with the 1998 mutual insurance holding company ("MIHC") formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A PDO is required to be established for earnings in the Closed Block that are not available to our stockholder. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2004 and 2003, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a PDO of $118.5 million and $99.0 million as of December 31, 2004 and 2003, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                 December 31,
                                                       -------------------------
                                                       -------------------------
                                                        2004             2003
                                                       -------------------------
                                                                (in millions)
 Closed Block liabilities
 Future policy benefits and claims...................   $5,409.0        $5,401.7
 Other policyholder funds............................       28.8            30.7
 Policyholder dividends payable......................      364.3           371.3
 Policyholder dividend obligation....................      118.5            99.0
 Other liabilities...................................       42.6            42.9
                                                       -------------------------
                                                       -------------------------
   Total Closed Block liabilities....................    5,963.2         5,945.6

Assets designated to the Closed Block
Fixed maturities, available-for-sale.................    3,057.5         2,864.1
Equity securities, available-for-sale................       74.9            80.7
Mortgage loans.......................................      754.5           849.9
Real estate..........................................        1.7             1.9
Policy loans.........................................      751.2           757.8
Other investments....................................       19.9            26.8
                                                       -------------------------
                                                       -------------------------
   Total investments.................................    4,659.7         4,581.2

 Cash and cash equivalents (deficit).................        0.4            (6.0
 Accrued investment income...........................       72.9            74.1
 Deferred income tax asset...........................       78.9            70.1
 Premiums due and other receivables..................       22.8            28.1
 Other assets........................................       18.8            22.3
                                                       -------------------------
                                                       -------------------------
   Total assets designated to the Closed Block.......    4,853.5         4,769.8
                                                       -------------------------
                                                       -------------------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block....................    1,109.7         1,175.8

 Amounts included in other comprehensive income......       63.0            74.6
                                                       -------------------------
                                                       -------------------------

 Maximum future earnings to be recognized from Closed
   Block assets and liabilities......................   $1,172.7        $1,250.4
                                                       =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)
 Revenues
 Premiums and other considerations.........        $  648.7             $ 684.3              $ 710.0
 Net investment income.....................           301.6               306.6                309.9
 Net realized/unrealized capital losses....            (4.1)               (6.6)               (40.8)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
   Total revenues..........................           946.2               984.3                979.1

 Expenses
 Benefits, claims and settlement
   expenses................................           515.1               557.4                583.3
 Dividends to policyholders................           289.1               298.6                305.2
 Operating expenses........................            11.6                 8.3                 12.3
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
    Total expenses.........................           815.8               864.3                900.8
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........           130.4               120.0                 78.3
 Income taxes..............................            42.6                39.5                 25.2
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block             87.8                80.5                 53.1
   expenses and income taxes...............
 Funding adjustment charges................           (10.1)              (31.9)                (3.5)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block         $   77.7             $  48.6              $  49.6
   expenses, income tax and funding
   adjustment charges......................
                                              ==================  ===================  ====================

The change in maximum future earnings of the Closed Block was as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)

 Beginning of year...........................        $1,250.4          $1,299.0                 $1,348.6
 End of year.................................         1,172.7           1,250.4                  1,299.0
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Change in maximum future earnings...........      $    (77.7)          $(48.6)                $   (49.6)
                                              ==================  ===================  ====================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

11.  Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2004, 2003 and 2002 were as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

Balance at beginning of year.....................       $1,519.6           $1,374.4           $1,322.3
Cost deferred during the year....................          457.8              337.4              314.8
Amortized to expense during the year.............         (207.7)            (144.0)            (141.1)
Effect of unrealized gains.......................           31.5              (48.2)            (121.6)
Other (1)........................................          (30.3)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Balance at end of year...........................       $1,770.9           $1,519.6           $1,374.4
                                                   ================== ================== ==================

(1) Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.

12.  Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                         December 31,
                                                  ------------------------------
                                                  ------------------------------
                                                    2004               2003
                                                  -------------- ---------------
                                                         (in millions)
 Liabilities for investment-type contracts:
   GICs                                            $12,803.3           $12,868.3
   Funding agreements.............................  11,266.3             9,336.2
   Other investment-type contracts................   1,528.3             1,563.4
                                                  -------------- ---------------
 Total liabilities for investment-type contracts..  25,597.9            23,767.9

 Liabilities for individual annuities.............   4,547.2             3,486.2
 Universal life and other reserves................   2,029.7             1,636.5
                                                  -------------- ---------------
 Total contractholder funds....................... $32,174.8           $28,890.6
                                                  ============== ===============

Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders and minimum notice requirements.

Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2004 and 2003, $3,867.0 million and $3,618.7 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity.

As of December 31, 2004 and 2003, $5,462.3 million and $5,613.4 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given the March 2004 establishment of the SEC-registered program described in the next paragraph.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in March, 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2004, $1,831.5 million of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                      For the year ended December 31,
                               ------------------------------------------------
                               ------------------------------------------------
                                2004               2003               2002
                               ------------- ------------------ ---------------
                                               (in millions)

 Balance at beginning of year..$  705.8           $  699.3           $  714.8

 Incurred:
   Current year................ 1,634.2            1,572.3            1,588.3
   Prior years.................    19.9              (24.7)               0.6
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total incurred................ 1,654.1            1,547.6            1,588.9

 Payments:
   Current year................ 1,381.6            1,304.6            1,333.2
   Prior years.................   247.6              236.5              271.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total payments................ 1,629.2            1,541.1            1,604.4

 Balance at end of year:
   Current year................   252.6              267.7              255.1
   Prior years.................   478.1              438.1              444.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total balance at end of year..$  730.7           $  705.8           $  699.3
                               ============= ================== ===============

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $19.9 million, $(24.7) million and $0.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2004, 2003 and 2002, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $28.3 million, $27.7 million and $23.0 million, and related reinsurance recoverables of $3.6 million, $2.5 million and $2.0 million in 2004, 2003 and 2002, respectively, which are not included in the rollforward above.

13.  Debt

Short-Term Debt

The components of short-term debt as of December 31, 2004 and 2003, were as follows:

                                                December 31,
                                      ------------------------------------
                                      ------------------------------------
                                           2004               2003
                                      ----------------- ------------------
                                                (in millions)
Other recourse short-term debt........  $     0.3           $     -
Nonrecourse short-term debt...........      150.3               276.0
Revolving line of credit with parent..      547.0               201.1
                                      ----------------- ------------------
                                      ----------------- ------------------
Total short-term debt.................     $697.6              $477.1
                                      ================= ==================

As of December 31, 2004, we had credit facilities with various financial institutions in an aggregate amount of $1.0 billion. As of December 31, 2004 and 2003, we had $697.6 million and $477.1 million of outstanding borrowings related to our credit facilities, with $176.2 million and $316.1 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

Our short-term debt consists of a payable to Principal Financial Services, Inc. of $547.0 million and $201.1 million as of December 31, 2004 and 2003, respectively. Interest paid on intercompany debt was $6.2 million and $1.5 million during 2004 and 2003, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2004 and 2003, were 2.9% and 2.0%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2004 and 2003, were as follows:

                                                   December 31,
                                          -----------------------------------
                                              2004               2003
                                          ---------------- ------------------
                                                   (in millions)

7.875% surplus notes payable, due 2024....$      -              $  199.0
8% surplus notes payable, due 2044........      99.2                99.2
Nonrecourse mortgages and notes payable...     213.2               211.9
Other mortgages and notes payable.........      35.4                71.4
                                          ---------------- ------------------
Total long-term debt......................  $  347.8              $ 581.5
                                          ================ ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.


On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $10.6 million for the year ended December 31, 2004, and $23.8 million for each of the years ended December 31, 2003 and 2002, respectively, was approved by the Commissioner, and charged to expense.

After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $125.0 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $298.7 million and $322.1 million as of December 31, 2004 and 2003, respectively.

At December 31, 2004, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2005                                                    $  36.5
2006                                                       32.0
2007                                                       98.1
2008                                                       76.0
2009                                                        0.4
Thereafter......................................          104.8
                                                 -------------------
                                                 -------------------
Total future maturities of the long-term debt...        $ 347.8
                                                 ===================

Cash paid for interest for 2004, 2003 and 2002, was $37.4 million, $45.6 million and $43.8 million, respectively. These amounts include interest paid on taxes during these years.

14.  Income Taxes

Our income tax expense (benefit) from continuing operations was as follows:

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ---------------------------------------
                                                           2004               2003               2002
                                                     ------------------ ------------------ ------------------
                                                                          (in millions)
Current income taxes (benefits):
   U.S. federal.....................................     $   289.6          $   120.3          $   (85.6)
   State and foreign................................          33.4               38.4               48.0
   Net realized/unrealized capital gains (losses)...           3.5             (121.7)             (78.2)
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total current income taxes (benefits)...............         326.5               37.0             (115.8)
Deferred income taxes (benefits)....................        (100.2)             144.9               46.5
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total income taxes (benefits).......................     $   226.3          $   181.9          $   (69.3)
                                                     ================== ================== ==================

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

 Statutory corporate tax rate....................          35%                35%                35%
 Dividends received deduction....................          (9)                (7)               (20)
 Interest exclusion from taxable income..........          (2)                (1)                (3)
 Federal tax settlement for prior years..........           -                 (3)               (31)
 Section 29 fuel tax credits...................            (2)                 -                  -
 Other...........................................           3                 (2)                 -
                                                   ------------------ ------------------ ------------------
 Effective tax rate..............................          25%                22%               (19)%
                                                   ================== ================== ==================

Significant components of our net deferred income taxes were as follows:

                                                                  December 31,
                                                         -----------------------------------
                                                         -----------------------------------
                                                             2004               2003
                                                         ---------------- ------------------
                                                                  (in millions)
Deferred income tax assets (liabilities):
   Insurance liabilities................................. $   390.9            $  426.7
   Other deferred tax assets.............................      88.9                86.0
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax assets...........................     479.8               512.7

   Deferred policy acquisition costs.....................    (555.2)             (494.4)
   Net unrealized gains on available-for-sale securities.    (702.3)             (654.5)
   Other deferred tax liabilities........................    (263.1)             (458.4)
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax liabilities......................     (1,520.6)           (1,607.3)
                                                         ---------------- ------------------
                                                         ---------------- ------------------

Total net deferred income tax liabilities................ $(1,040.8)           $(1,094.6)
                                                         ================ ==================

The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2000 and prior years. The Service continues to review our 2001 tax return and has also started to examine returns for 2002 and 2003. The Service's completion of the examination for 1999
- 2000 resulted in a notice of deficiency that was issued on December 29, 2004. We paid the deficiency (approximately $444.0 million, including interest) in January 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiency is attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001; we expect the Service to allow the carrybacks upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiency is attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2000 to have a material impact on our net income. Similarly, we believe that there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2000.

Net cash paid for income taxes in 2004 and 2003 were $626.9 million, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million, respectively. Net cash received for income taxes 2002 was $306.8 million, primarily due to refunds for the 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

15.  Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc.("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                  2004            2003           2004            2003
                                              ------------------------------ ------------------------------
                                                                     (in millions)
Change in benefit obligation
Benefit obligation at beginning of year.....    $(1,191.4)      $(1,046.4)      $ (253.3)      $ (280.2)
Service cost................................        (49.6)          (49.0)          (8.7)         (12.3)
Interest cost...............................        (73.8)          (66.9)         (15.4)         (17.9)
Actuarial gain (loss).......................        (62.6)          (65.5)         (22.3)          55.0
Participant contributions...................          -               -             (2.9)          (2.5)
Benefits paid...............................         42.2            38.1           10.9            9.7
Curtailment gain............................         25.1             -              3.9            -
Special termination benefits................         (1.8)            -              -              -
Other.......................................         (0.2)           (1.7)           -             (5.1)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $(1,312.1)      $(1,191.4)      $ (287.8)      $ (253.3)
                                              ==============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $ 1,033.5         $ 893.3       $  378.8       $  354.0
Actual return on plan assets................        124.8           140.5           36.3           31.5
Employer contribution.......................         40.3            37.8            1.4            0.5
Participant contributions...................          -               -              2.9            2.5
Benefits paid...............................        (42.2)          (38.1)         (10.9)          (9.7)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $ 1,156.4       $ 1,033.5       $  408.5       $  378.8
                                              ==============  ============== ============== ===============

Funded (underfunded) status.................     $  (155.7)      $ (157.9)      $  120.7       $  125.5
Unrecognized net actuarial loss.............        165.9           165.6           20.2            7.3
Unrecognized prior service cost (benefit)...          4.0             6.0          (19.9)         (24.4)
Unamortized transition asset................          -              (0.1)           -              -
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Net prepaid benefit asset...................     $   14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $   185.7       $   166.7       $  121.3       $  109.0
Accrued benefit liability including
   minimum liability........................       (179.6)         (157.0)          (0.3)          (0.6)

Accumulated other comprehensive income......          8.1             3.9            -              -
                                              --------------  -------------- -------------- ---------------
Net amount recognized.......................    $    14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

The Principal Residential Mortgage, Inc. divestiture resulted in a curtailment under SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits", for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year remeasurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter, 2004, determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year remeasurement during third quarter 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 million and the actuarial loss amortization decreased by $0.1 million.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed.

These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates, which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from the previous year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $1,098.6 million and $976.8 million at December 31, 2004, and 2003, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                December 31,
                                  ---------------------------------------------
                                  ---------------- ------ ---------------------
                                     2004                         2003
                                  ----------------        ---------------------
                                               (in millions)
Projected benefit obligation......     $  233.3                  $  224.0
Accumulated benefit obligation....        179.6                     157.0

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                 December 31,
                                     -----------------------------------------
                                     ---------------- ------ -----------------
                                      2004                           2003
                                     ----------------        -----------------
                                                (in millions)
Accumulated postretirement benefit
   obligation........................  $  92.7                        $ 88.3
Fair value of plan assets............     90.3                          84.6

Components of net periodic benefit cost (in millions):

                                                        Pension benefits                 Other postretirement benefits
                                            -------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------
                                                 For the year ended December 31,        For the year ended December 31,
                                            -------------------------------------------------------------------------------
                                2004          2003          2002          2004       2003         2002
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.6     $  49.0         $ 36.5       $  8.7     $ 12.3      $  9.4
 Interest cost..............       73.8        66.9           63.0         15.4       17.9        17.8
 Expected return on plan
   assets...................      (87.4)      (74.8)         (84.6)       (27.6)     (25.8)      (32.8)
 Amortization of prior
   service cost
   (benefit)................        1.8         1.7            1.7         (2.8)      (3.2)       (2.7)
 Amortization of transition
   asset....................       (0.1)       (0.5)          (2.2)         -          -           -
 Recognized net actuarial
   (gain) loss..............       14.1        17.9           (7.9)         0.5        2.7         0.2
 Special termination and
   benefits.....................                  1.8         -              -            -          -           -
 Curtailment gain.............            (13.8)        -              -           (5.4)       -           -
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  39.8     $  60.2         $  6.5       $(11.2)    $  3.9      $ (8.1)
   (income).................
                             ========================================= ====================================

Additional information:

                                                                        Other postretirement
                                         Pension benefits                     benefits
                                     -------------------------    ----------------------------------
                         For the year ended December 31,
                                     ---------------------------------------------------------------
                                     ----------    ----------- -- ---------------    ---------------
                                       2004           2003             2004               2003
                                     ----------    -----------    ---------------    ---------------
                                  (in millions)
Increase in minimum liability
   included in other
   comprehensive income...........       $ 4.3        $  3.9           N/A                N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                               Other postretirement
                                   Pension benefits                 benefits
                                -------------------------    ------------------------
                                                   December 31,
                                -----------------------------------------------------
                                ---------- -------------- -- ------------ -----------
                                 2004          2003             2004         2003
                                ---------- --------------    ------------ -----------
                                ---------- --------------    ------------ -----------

Discount rate................... 6.00%         6.25%            6.00%       6.25%
Rate of compensation increase... 5.00%         5.00%            5.00%       5.00%

Weighted-average assumptions used to determine net periodic benefit cost

                                     Pension benefits                        Other postretirement benefits
                          ----------------------------------------     ------------------------------------------
                         For the year ended December 31,
                          ---------------------------------------------------------------------------------------
                                2004           2003       2002               2004           2003         2002
                          ----------------- ----------- ----------     ----------------- ------------ -----------
                          ----------------- ----------- ----------     ----------------- ------------ -----------

Discount rate..........     6.25%/6.50%*      6.50%       7.50%          6.25%/6.50%*       6.50%       7.50%
Expected long-term
   return on plan
   assets..............        8.50%          8.50%       9.00%             7.31%           7.36%       9.11%
Rate of compensation
   increase............
                               5.00%          5.00%       5.00%             5.00%           5.00%       5.00%

* The first three quarters of 2004 expense for the home office pension and other postretirement benefit plans and retiree medical plans were based on a 6.25% discount rate. The last quarter of 2004 was based on a 6.50% discount rate due to the third quarter 2004 remeasurement for the Principal Residential Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

For other postretirement benefits, the 7.31% rate for 2004 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 7.75%, respectively.

The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

Assumed health care cost trend rates
                                                               For the year ended December 31,
                                                          -------------------------------------------
                                                          ------------------- --- -------------------
                                                                 2004                    2003
                                                          -------------------     -------------------
                                                          -------------------     -------------------
Health care cost trend rate assumed for next year
   under age 65.......................................          14.45%                  12.50%
Health care cost trend rate assumed for next year age
   65 and over........................................          12.75%                  12.50%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) .................           5.0%                    5.0%
Year that the rate reaches the ultimate trend rate....           2016                    2010

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                         1-percentage-point  1-percentage-point
                                                              increase            decrease
                                                         ------------------- -------------------
                                                                     (in millions)

Effect on total of service and interest cost components.      $   5.1            $   (3.2)
Effect on accumulated postretirement benefit obligation.         45.9               (37.5)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                  October 1,
                                    ---------------------------------------
                                    ---------------------------------------
                                           2004                2003
                                    ------------------- -------------------
                                    -------------------
Asset category
Domestic equity securities........          57%                 58%
International equity securities...          10                  10
Domestic debt securities..........          25                  27
Real estate.......................           8                   5
                                    ------------------- -------------------
                                    ------------------- -------------------
   Total                                   100%                100%
                                    =================== ===================

Our investment strategy is to achieve the following:
o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                             Target allocation
                                       --------------------------
                                       --------------------------
Domestic equity securities............           40-60%
International equity securities.......            5-15%
Domestic debt securities..............           20-30%
International debt securities.........            0-7%
Real estate...........................            3-10%
Other.................................            0-7%

For 2004 and 2003, respectively, the plan assets include $26.6 million and $66.8 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                            October 1,
                              ---------------------------------------
                              ---------------------------------------
                                     2004                2003
                              ------------------- -------------------
                              -------------------
Asset category
Equity securities............         50%                 47%
Debt securities..............         50                  53
                              ------------------- -------------------
   Total.....................        100%                100%
                              =================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                          Target allocation
                                     -------------------------
                                     -------------------------
Equity securities..................            50-70%
Debt securities....................            30-50%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

We expect to contribute roughly $1.5 million to our other postretirement benefit plans in 2005. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2005 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts expected to be received are:

                                           Other postretirement benefits
                                            (gross benefit payments,
                               Pension            including                     Amount of Medicare Part D
                              benefits      prescription drug benefits)           subsidy receipts
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
                                                        (in millions)
 Year ending December 31:
 2005                           $40.7                  $16.8                            $ -
 2006                            42.8                   18.5                             0.9
 2007                            45.6                   20.7                             0.9
 2008                            49.5                   23.0                             1.0
 2009                            54.1                   25.8                             1.2
  2010-2014.................    341.1                  175.2                             8.4

The above table reflects the total benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2004.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.


                                                    For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2004                                     2003
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified    Total       Qualified  Nonqualified      Total
                                  plan        plans                      plan         plans
                              --------------------------------------- -----------------------------------------
                                                             (in millions)

Benefit obligation, end of
   the year.................  $(1,078.8)     $ (233.3)    $(1,312.1)     $ (967.4)  $ (224.0)     $(1,191.4)
Fair value of plan assets,
   end of the year..........      1,156.4         -         1,156.4      1,033.5         -          1,033.5
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        77.6      (233.3)       (155.7)        66.1      (224.0)        (157.9)
Unrecognized net actuarial
   loss......................        97.6        68.3         165.9         85.5        80.1          165.6
Unrecognized prior service
   cost (benefit) ...........        10.5        (6.5)          4.0         15.3        (9.3)           6.0
Unrecognized transition                                                                  0.1
   (asset) liability.........         -           -             -            (0.2)                     (0.1)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7                 $    14.2      $ 166.7                  $    13.6
                                             $ (171.5)                              $ (153.1)
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........   $   185.7    $    -       $   185.7      $ 166.7    $    -        $   166.7
Accrued benefit liability,
   including minimum
   liability.................         -        (179.6)       (179.6)         -        (157.0)        (157.0)
Accumulated other
   comprehensive income......         -           8.1           8.1          -           3.9            3.9
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7    $ (171.5)    $    14.2      $ 166.7    $ (153.1)     $    13.6
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................   $    40.4    $    9.2     $    49.6      $  41.5    $    7.5      $    49.0
 Interest cost...............        59.9        13.9          73.8         55.4        11.5           66.9
 Expected return on plan
   assets....................       (87.4)        -           (87.4)       (74.8)        -            (74.8)
 Amortization of prior
   service cost (benefit) ..          3.7        (1.9)          1.8          3.7        (2.0)           1.7
 Amortization of transition                                                              1.1
   (asset) obligation........        (0.2)        0.1          (0.1)         (1.6)                     (0.5)
 Recognized net actuarial
   loss......................         7.8         6.3          14.1         14.3         3.6           17.9
 Special termination
      benefits................        -           1.8           1.8          -           -              -
 Curtailment gain..............     (13.2)       (0.6)        (13.8)         -           -              -
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost ..   $    11.0    $   28.8     $    39.8      $  38.5    $   21.7      $    60.2
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $13,000 of their compensation to the plans in 2004. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.6 million, $18.5 million and $20.2 million in 2004, 2003, and 2002 respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.5 million, $3.7 million and $3.5 million in 2004, 2003, and 2002, respectively, to our nonqualified defined contribution plans.

As a result of the demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

16.  Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. We will cooperate fully with the inquiry. We have and will continue to cooperate with regulators regarding any inquiries about our business practices.

On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This new lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from the state court to the United States District Court for the Southern District of Iowa. We intend to vigorously defend this matter.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2004, was approximately $160.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

We are also subject to various indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

Securities Posted as Collateral

We posted $364.9 million in securities under collateral agreements at December 31, 2004, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.

17.  Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization, our ultimate parent, Principal Financial Group, Inc., issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income were as follows:

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                  (in millions)

Balances at January 1, 2002...         $435.7        $ (58.2)        $(9.1)       $    -          $  368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          806.3                          -             -               806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4            -             -             -                63.4
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (2.5)                         -             -                (2.5)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)           -             -             -              (121.6)
   Unearned revenue reserves..            6.4            -             -             -                 6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -            (77.6)          -             -               (77.6)
Net change in unrealized
   gains(losses) on policyholder
   dividend obligation........          (33.6)           -             -             -               (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)          27.2           -             -              (226.1)
Change in net foreign
   currency translation
   adjustment.................            -              -             2.0           -                 2.0
                                -----------------------------------------------------------------------------
Balances at December 31, 2002.
                                       $900.8        $(108.6)        $(7.1)      $   -            $  785.1

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2003...       $  900.8       $ (108.6)         $(7.1)       $  -            $   785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          677.7                           -             -                677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -              -             -                 12.9
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (8.4)           -              -             -                 (8.4)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -              -             -                (48.2)
   Unearned revenue reserves..            1.6            -              -             -                  1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3            -             -                 76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                          -             -                (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)           -             1.4             (220.0)
Change in net foreign
   currency translation
   adjustment.................            -              -             (0.1)          -                 (0.1)
Change in minimum pension
   liability adjustment.......            -              -              -            (3.9)              (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -              -             -                  9.1
                                ------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------
Balances at December 31, 2003.       $1,285.1                         $(7.2)                       $ 1,216.8
                                                    $  (58.6)                      $ (2.5)

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2004...      $ 1,285.1       $  (58.6)      $   (7.2)      $  (2.5)        $  1,216.8
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........           67.6            -               -           -                  67.6
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........            0.2            -               -           -                   0.2
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................          (28.2)                           -           -                 (28.2)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....              31.5            -               -           -                  31.5
   Sales inducements..........            0.5            -               -           -                   0.5
   Unearned revenue reserves..           (3.8)           -               -           -                  (3.8)
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             88.9             -           -                  88.9
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (19.5)                           -           -                 (19.5)
Provision for deferred income
   tax benefit (expense)......          (16.7)         (31.1)            -           1.5               (46.3)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.6)        -                  (0.6)
Change in minimum pension
   liability..................            -              -               -          (4.3)               (4.3)
                                ------------------------------------------------------------------------------
Balances at December 31, 2004.
                                    $ 1,316.7        $  (0.8)      $    (7.8)     $ (5.3)         $  1,302.8
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                    For the year ended December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2004           2003            2002
                                                             --------------- -------------- ---------------
                                                                             (in millions)
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $113.5          $560.6         $674.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................             (24.1)         (126.3)        (259.5)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as             $89.4          $434.3
   adjusted............................................                                          $414.7
                                                             =============== ============== ===============

The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2004 statutory results, we could pay approximately $591.1 million in stockholder dividends in 2005 without exceeding the statutory limitation.

18.  Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2004                               2003
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                                                  (in millions)
Assets (liabilities)
Fixed maturities, available-for-
   sale .............................     $39,111.1        $39,111.1         $35,964.0        $35,964.0
Fixed maturities, trading ...........          93.0             93.0             102.9            102.9
Equity securities, available-for-
   sale .............................         723.8            723.8             655.9            655.9
Mortgage loans.......................      11,328.7         12,385.4          10,918.6         12,085.9
Policy loans.........................         814.5            814.5             804.1            804.1
Other investments....................       1,259.1          1,259.1           1,164.1          1,164.1
Cash and cash equivalents............         385.3            385.3             901.0            901.0
Investment-type insurance
   contracts.........................     (30,145.1)       (30,170.9)        (27,254.1)       (28,299.8)
Short-term debt......................        (697.6)          (697.6)           (477.1)          (477.1)
Long-term debt.......................        (347.8)          (368.9)           (581.5)          (613.5)

19.  Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. As of December 31, 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, we meet the minimum RBC requirements.

Statutory net income and statutory surplus were as follows:

                           As of or for the year ended December 31,
                       ----------------------------------------------------
                       ----------------------------------------------------
                          2004               2003              2002
                       --------------- ----------------- ------------------
                                        (in millions)

Statutory net income... $   512.7          $   577.1         $   402.1
Statutory surplus......   3,044.3            3,859.4           3,336.7

20.  Segment Information

We provide financial products and services through the U.S. Asset Management and Accumulation and Life and Health Insurance segments. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the U.S.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented.

See Note 4 for further explanation.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                     December 31,
                                        ----------------------------------------
                                        ------------------- - ------------------
                                              2004                    2003
                                        -------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   94,317.0             $   83,832.2
Life and Health Insurance...............      13,141.3                 12,158.4
Mortgage Banking........................           -                    5,558.8
Corporate and Other ....................       2,420.9                  2,203.3
                                        -------------------   ------------------
                                        -------------------   ------------------
  Total consolidated assets.............  $  109,879.2             $  103,752.7
                                        ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,620.0             $ 3,516.7            $ 3,659.7
Life and Health Insurance.................            4,153.2               4,014.3              3,946.8
Corporate and Other.......................               (4.2)                 24.2                 13.1
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating revenues........            7,769.0               7,555.2              7,619.6
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (119.8)               (103.5)              (441.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total revenues per consolidated                   $ 7,649.2             $7,451.7             $ 7,178.6
     statements of operations.............
                                              ===================   ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  498.5              $  425.1           $ 358.3
Life and Health Insurance.................              257.7                 241.2             233.1
Mortgage Banking..........................              (10.3)                (18.1)            (16.7)
Corporate and Other ......................               (1.0)                 21.3              10.2
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              744.9                 669.5             584.9
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (77.7)                (59.2)           (262.7)
Other after-tax adjustments (1)...........              100.6                  49.0             229.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  767.8              $  659.3           $ 552.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).

    In 2003, other after-tax adjustments of $49.0 million included the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($13.5 million)and (c) a cumulative effect of accounting change related to the implementation of FIN 46 ($6.6 million).

    In 2002, other after-tax adjustments of ($229.9) million included (1) the positive effect of: (a) the settlement of an IRS audit issue ($138.0) million and (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($120.1 million) and (2) the negative effects of:
    (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); (c) expenses related to the demutualization ($2.0 million)

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 147.8             $ 131.5               $  87.7
Life and Health Insurance.................            130.6               122.6                 122.1
Mortgage Banking..........................             (6.4)              (11.2)                (10.3)
Corporate and Other.......................             (5.1)                2.5                 (11.5)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     266.9               245.4                 188.0
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (40.6)              (37.4)               (141.3)
Taxes related to other after-tax
   adjustments..........................                -                 (26.1)               (116.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense (benefit)                $ 226.3             $ 181.9               $ (69.3)
     per consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services:

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                                    2004                 2003                2002
                                             -------------------- ------------------- -------------------
                                                                    (in millions)
 ===========================================
  U.S. Asset Management and Accumulation:
 -------------------------------------------
   Full-service accumulation..............         $ 1,168.7             $1,099.5            $1,076.5
 -------------------------------------------
   Full-service payout....................             811.8                862.5             1,191.8
 -------------------------------------------
   Investment only........................             931.6                905.9               886.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total pension........................           2,912.1              2,867.9             3,154.7
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             393.8                354.9               303.8
 -------------------------------------------
 Principal Bank...........................              20.6                 24.3                19.2
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,326.5              3,247.1             3,477.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             338.5                304.0               215.4

 Eliminations.............................             (45.0)               (34.4)              (33.4)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,620.0              3,516.7             3,659.7
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------

   Individual life insurance..............           1,370.4              1,360.1             1,381.3
 -------------------------------------------
   Health insurance.......................           1,778.8              1,746.7             1,708.3

   Specialty benefits insurance...........           1,004.0                907.5               857.2
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total Life and Health Insurance......           4,153.2              4,014.3             3,946.8
 -------------------------------------------
 -------------------------------------------
 Corporate and Other......................              (4.2)                24.2                13.1
                                             -------------------- ------------------- -------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 ------------------------------------------- ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues............            (119.8)              (103.5)             (441.0)
 ------------------------------------------- -------------------- ------------------- -------------------
 Total U.S. GAAP revenues.................         $ 7,649.2             $7,451.7            $7,178.6
                                             ==================== =================== ==================--

21.  Stock-Based Compensation Plans

As of December 31, 2004, our ultimate parent, Principal Financial Group, Inc., sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

Beginning in 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

Beginning in 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. For the years ended December 31, 2004 and 2003, we recorded compensation expense of $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2004, 2003 and 2002, we recorded compensation expense of $4.7 million, $6.6 million and $3.0 million, respectively, related to the plan.

Under Principal Financial Group, Inc.'s Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc.'s common stock on a quarterly basis. For 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $38.5 million, $20.3 million and $9.1 million for 2004, 2003 and 2002, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

The weighted-average estimated fair value of stock options granted during 2004, 2003 and 2002, using the Black-Scholes option valuation model was $13.55, $10.64 and $10.18 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                2004              2003           2002
                           ------------      -----------      ------------
                                                              ------------
Dividend yield............
                                 1.26   %            .91 %           .91   %
                           ============      ===========      ============
                                                              ============
Expected volatility.......
                                39.2    %          38.6  %         32.5    %
                           ============      ===========      ============
                                                              ============
Risk-free interest rate...       3.3
                                        %           3.1  %          4.7    %
                           ============      ===========      ============
                                                              ============
Expected life (in years)..
                                 6                  6               6
                           ============      ===========      ============

22.  Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2004 and 2003:

                                                               For the three months ended
                                         -----------------------------------------------------------------------
                                         ----------------------------------- -----------------
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                                                     (in millions)
2004
   Total revenues.......................   $  1,842.6        $ 1,834.3         $  1,926.6       $   2,045.7
   Total expenses.......................      1,638.0          1,655.2            1,680.8           1,781.7
   Income from continuing operations,
     net of related income taxes........        152.4            135.6              183.5             195.7
   Income (loss) from discontinued
     operations, net of related
     income taxes.......................         30.2            (20.1)              94.1              (1.2)
   Net income...........................        180.2            115.5              277.6             194.5

2003
   Total revenues.......................   $  1,783.9        $ 1,813.9         $  1,827.8       $   2,026.1
   Total expenses.......................      1,655.4          1,618.9            1,602.4           1,753.9
    Income from continuing operations,
     net of related income taxes........         97.7            144.9              167.0             229.6
   Income (loss) from discontinued
     operations, net of related income
     taxes..............................         41.9             35.0              (12.7)            (40.7)
   Net income...........................        139.6            179.9              150.9             188.9




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2004 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2004.
                          Statement of Operations for the year ended
                            December 31, 2004.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2004, 2003 and 2002.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2004*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (filed 06/07/2004)
                (3a)   Distribution Agreement (filed 01/04/05)
                (3b)   Selling Agreement (filed 06/07/2004)
                (4a)   Form of Variable Annuity Contract (filed 06/07/2004)
                (5)    Form of Variable Annuity Application (filed 06/07/2004)
                (6a)   Articles of Incorporation of the Depositor
                          (filed 06/07/2004)
                (6b)   Bylaws of Depositor (filed 06/07/2004)
                (9)    Opinion of Counsel (filed 01/04/05)
                (10a)  Consent of E&Y LLP *
                (10b)  Powers of Attorney (filed 06/07/2004)
                (11)   Financial Statement Schedules *

*  Filed Herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134


 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 13.38% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 3, 2005.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 4.22% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Equity Income Fund, Inc. (f/k/a Principal Utilities Fund, Inc.) (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 24.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Fund, Inc. (a Maryland Corporation) 10.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.22% of shares outstanding of the Bond & Mortgage Securitites Fund,
               6.96% of shares outstanding of the Capital Preservation Fund, 0.02% of shares outstanding of the Governement Securities Fund,
               0.04%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.06% of shares outstanding of the High Quality Short-Term Bond Fund,
               99.99% of shares outstanding of the High Yield Fund, 98.72% of shares outstanding of the Inflation Protection Fund, 17.56% of shares outstanding of the International Emerging Markets Fund,
               16.31% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 0.02% of shares outstanding of the LargeCap Blend Fund I, 20.74% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 25.83% of shares outstanding of the LargeCap Value Fund, 0.03% of shares outstanding of the MidCap Blend Fund, 0.26% of shares outstanding of the MidCap Growth Fund, 0.03% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.31% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               34.92% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 44.17% of shares outstanding of the Partners LargeCap Value
               Fund I,
               72.85% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.06% of shares outstanding of the Partners MidCap Growth Fund, 0.04% of shares outstanding of the Partners MidCap Growth Fund I, 100.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.11% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               69.31% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.27% of shares outstanding of the Partners SmallCap Value Fund I,
               83.88% of shares outstanding of the Partners SmallCap Value Fund II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 16.36% of shares outstanding of the SmallCap Blend Fund, 0.14% of shares outstanding of the SmallCap Growth Fund, 0.01% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.16% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 3, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income (f/k/a Utilities), Equity Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 27.  Number of Contractowners - As of: March 31, 2005

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            41                6
          Pension Builder Contracts                283              173
          Personal Variable Contracts              269               14
          Premier Variable Contracts               858               40
          Flexible Variable Annuity Contract    57,350           57,350
          Freedom Variable Annuity Contract      2,049            2,049

Item 28.  Indemnification

There is no contract, arrangement or statute under which the underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by the underwriter or affiliated person for his/her own protection.


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles           Senior Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $21,344,906
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2005.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/29/2005
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/29/2005
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/29/2005
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/29/2005
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/29/2005
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/29/2005
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/29/2005
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/29/2005
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/29/2005
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/29/2005
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/29/2005
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/29/2005
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        04/29/2005
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/29/2005
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/29/2005
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer